DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	HEALTH CARE FACILITIES & SERVICES - 0.0%(a)
435	Endo, Inc.(b)	$12,569

	TOTAL COMMON STOCKS (Cost $24,323)	12,569

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 30.6%
	AUTO LOAN — 5.8%
220,000	American Credit Acceptance Receivables Trust Series 2022-1 D(c)		2.4600	03/13/28	216,696
440,000	American Credit Acceptance Receivables Trust Series 1 E(c)		3.6400	03/13/28	429,273
173,101	AmeriCredit Automobile Receivables Trust Series 2020-3 C		1.0600	08/18/26	170,261
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A B(c)		6.8700	06/17/30	450,380
155,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-3A A(c)		2.3600	03/20/26	152,805
317,000	CarNow Auto Receivables Trust Series 2023-1A C(c)		7.2400	09/15/26	316,948
225,000	Carvana Auto Receivables Trust Series 2021-P3 B		1.4200	08/10/27	207,582
48,565	Carvana Auto Receivables Trust Series 2021-N1 C		1.3000	01/10/28	46,462
60,903	Carvana Auto Receivables Trust Series 2021-N2 C		1.0700	03/10/28	57,747
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(c)		6.5900	02/11/30	338,927
495,000	Carvana Auto Receivables Trust Series 2024-N1 B(c)		5.6300	05/10/30	500,546
430,000	CPS Auto Receivables Trust Series 2024-A C(c)		5.7400	04/15/30	432,948
302,000	Credit Acceptance Auto Loan Trust Series 1A A(c)		5.6800	03/15/34	304,939
529,000	DT Auto Owner Trust Series 2023-1A B(c)		5.1900	10/16/28	527,122
195,000	DT Auto Owner Trust Series 2023-3A C(c)		6.4000	05/15/29	195,273
500,000	Exeter Automobile Receivables Trust Series 2024-2A C		5.7400	05/15/29	504,074
195,400	FHF Trust Series 2023-1A A2(c)		6.5700	06/15/28	196,566
52,116	Flagship Credit Auto Trust Series 2020-4 C(c)		1.2800	02/16/27	51,607
330,000	Flagship Credit Auto Trust Series 2024-1 C(c)		5.7900	02/15/30	334,741
180,000	Foursight Capital Automobile Receivables Trust Series 2022-1 B(c)		2.1500	05/17/27	176,071
315,000	Foursight Capital Automobile Receivables Trust Series 2023-1 A3(c)		5.3900	12/15/27	313,991
345,000	Hertz Vehicle Financing III, LLC Series 2022-1A C(c)		2.6300	06/25/26	335,176
189,164	LAD Auto Receivables Trust Series 2022-1A A(c)		5.2100	06/15/27	188,854
339,000	LAD Auto Receivables Trust Series 2023-4A C(c)		6.7600	03/15/29	349,866
68,655	Lendbuzz Securitization Trust Series 2022-1A A(c)		4.2200	05/17/27	67,892
425,000	Lendbuzz Securitization Trust Series 2024-2A A2(c)		5.9900	05/15/29	427,251
143,045	Lobel Financial Corporation Series 1 A(c)		6.9700	07/15/26	143,370

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.6% (Continued)
	AUTO LOAN — 5.8% (Continued)
278,022	Merchants Fleet Funding, LLC Series 1A A(c)		7.2100	05/20/36	$280,958
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(c)		1.2600	07/14/28	131,848
374,000	Santander Drive Auto Receivables Trust Series 2023-1 B		4.9800	02/15/28	372,359
195,000	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	193,504
276,000	SBNA Auto Receivables Trust Series 2024-A C(c)		5.5900	01/15/30	278,608
362,000	Tricolor Auto Securitization Trust Series 2023-1 B(c)		6.8400	11/16/26	362,463
169,026	United Auto Credit Securitization Trust Series 2023-1 B(c)		5.9100	07/10/28	168,950
35,065	Westlake Automobile Receivables Trust Series 2022-1A B(c)		2.7500	03/15/27	35,019
446,000	Westlake Automobile Receivables Trust Series 1A B(c)		5.5500	11/15/27	446,400
415,000	Westlake Automobile Receivables Trust Series 2023-1A C(c)		5.7400	08/15/28	416,498
515,000	Westlake Automobile Receivables Trust 2024-2 Series 2A B(c)		5.6200	03/15/30	518,376
					10,642,351
	CLO — 0.6%
515,000	GoldentTree Loan Management US CLO 1 Ltd. Series 9A AR(c),(d)	TSFR3M + 1.500%	6.7820	04/20/37	519,282
560,000	Reach A.B.S Trust 2024-2 Series 2A B(c)		5.8400	07/15/31	562,952
					1,082,234
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
620,321	A&D Mortgage Trust 2023-NQM3 Series NQM3 A1(c),(e)		6.7330	07/25/68	626,645
697,176	AJAX Mortgage Loan Trust Series 2021-A A1(c),(f)		1.0650	09/25/65	615,564
63,470	Angel Oak Mortgage Trust Series 2020-R1 A2(c),(f)		1.2470	12/26/24	59,425
504,237	Angel Oak Mortgage Trust Series 2021-8 A1(c),(f)		1.8200	11/25/66	440,488
109,285	Angel Oak Mortgage Trust Series 2022-5 A1(c),(e)		4.5000	05/25/67	108,262
883,660	Angel Oak Mortgage Trust Series 2023-1 A1(c),(e)		4.7500	09/26/67	872,334
70,746	Arroyo Mortgage Trust Series 2019-1 A1(c),(f)		3.8050	01/25/49	68,857
76,864	Arroyo Mortgage Trust Series 2019-2 A1(c),(f)		3.3470	04/25/49	74,084
205,643	Bunker Hill Loan Depositary Trust Series 2019-2 A1(c),(e)		2.8790	07/25/49	197,660
30,505	Chase Mortgage Finance Corporation Series 2016-SH2 M2(c),(f)		3.7500	02/25/44	27,781
39,454	Chase Mortgage Finance Corporation Series 2016-SH1 M2(c),(f)		3.7500	04/25/45	35,957
340,899	CIM TRUST Series 2022-R2 A1(c),(f)		3.7500	12/25/61	320,766
49,979	COLT Funding, LLC Series 2021-3R A1(c),(f)		1.0510	12/25/64	44,229
1,356,674	COLT Mortgage Loan Trust Series 2022-4 A1(c),(f)		4.3010	03/25/67	1,334,933
599,024	COLT Mortgage Loan Trust Series 2022-5 A1(c),(f)		4.5500	04/25/67	602,549
929,173	COLT Mortgage Loan Trust Series 2023-4 A1(c),(e)		7.1630	10/25/68	948,059
122,946	CSMC Trust Series 2020-RPL4 A1(c),(f)		2.0000	01/25/60	108,928

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9% (Continued)
156,654	CSMC Trust Series 2020-NQM1 A1(c),(e)		1.2080	05/25/65	$144,585
240,731	Deephaven Residential Mortgage Trust Series 2022-1 A1(c),(f)		2.2050	01/25/67	214,502
256,566	Ellington Financial Mortgage Trust Series 2019-2 A3(c),(f)		3.0460	11/25/59	245,152
20,472	Flagstar Mortgage Trust Series 2017-1 1A3(c),(f)		3.5000	03/25/47	18,634
7,818	Galton Funding Mortgage Trust Series 2018-1 A23(c),(f)		3.5000	11/25/57	7,056
233,326	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(c),(e)		4.3800	05/25/67	228,104
13,367	JP Morgan Mortgage Trust Series 2017-5 A1(c),(f)		5.5180	12/15/47	13,459
752,177	JP Morgan Mortgage Trust Series 2017-4 A3(c),(f)		3.5000	11/25/48	682,414
100,000	METLIFE S.E.CURITIZATION TRUST Series 2017-1A M1(c),(f)		3.4740	04/25/55	89,699
25,672	METLIFE S.E.CURITIZATION TRUST Series 2019-1A A1A(c),(f)		3.7500	04/25/58	25,032
542,406	MFA Trust Series 2022-INV2 A1(c),(e)		4.9500	07/25/57	539,752
1,113,569	MFA Trust Series 2022-INV1 A1(c),(e)		3.9070	04/25/66	1,078,822
680,574	MFA Trust Series 2022-NQM2 A1(c),(e)		4.0000	05/25/67	654,887
194,591	Mill City Mortgage Loan Trust Series 2017-3 M2(c),(f)		3.2500	01/25/61	182,878
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(c),(f)		3.5000	10/25/69	181,798
126,420	New Residential Mortgage Loan Trust Series 2014-3A AFX3(c),(f)		3.7500	11/25/54	118,998
132,671	New Residential Mortgage Loan Trust Series 2016-3A B1(c),(f)		4.0000	09/25/56	124,389
456,538	New Residential Mortgage Loan Trust Series 2016-4A A1(c),(f)		3.7500	11/25/56	429,602
612,677	New Residential Mortgage Loan Trust Series 2017-2A A3(c),(f)		4.0000	03/25/57	584,641
433,870	New Residential Mortgage Loan Trust Series 2018-1A A1A(c),(f)		4.0000	12/25/57	414,995
33,969	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(c),(f)		0.9410	09/25/58	31,467
215,000	New Residential Mortgage Loan Trust Series 2019-RPL2 M2(c),(f)		3.7500	02/25/59	190,145
670,034	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(c),(f)		3.0790	03/27/62	617,668
411,772	NYMT Loan Trust Series 2024-CP1 A1(c)		3.7500	02/25/68	385,129
640,667	NYMT Loan Trust 2022-CP1 Series CP1 A1(c)		2.0420	07/25/61	590,260
347,354	OBX 2024-HYB2 Trust Series HYB2 A1(c),(f)		3.6010	04/25/53	339,672
773,234	OBX Trust Series 2023-NQM9 A1(c),(e)		7.1590	10/25/63	793,366
409,530	OBX Trust Series 2024-NQM3 A1(c),(e)		6.1290	12/25/63	414,717
72,179	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(c),(e)		3.4870	06/25/26	71,746
27,702	Provident Funding Mortgage Loan Trust Series 2019-1 A2(c),(f)		3.0000	12/25/49	23,644
973,819	PRPM, LLC Series 2024-RPL1 A1(c),(e)		4.2000	12/25/64	945,168
503,451	RCKT Mortgage Trust Series 2023-CES1 A1A(c),(f)		6.5150	06/25/43	507,270
50,866	RCKT Mortgage Trust Series 2020-1 A1(c),(f)		3.0000	02/25/50	43,465
934,047	RCKT Mortgage Trust 2023-CES2 Series CES2 A1A(c),(f)		6.8080	09/25/43	945,763

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9% (Continued)
31,649	Residential Mortgage Loan Trust Series 2020-1 A1(c),(f)		2.3760	01/26/60	$30,697
58,433	Starwood Mortgage Residential Trust Series 2020-1 A1(c),(f)		2.2750	02/25/50	55,342
606,422	Towd Point Mortgage Trust Series 2017-1 A2(c),(f)		3.5000	10/25/56	596,867
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(c),(d)	TSFR1M + 1.714%	7.0640	05/25/58	268,976
365,000	Towd Point Mortgage Trust Series 2021-1 A2(c),(f)		2.7500	11/25/61	303,576
604,977	Towd Point Mortgage Trust Series 2024-1 A1(c),(f)		4.4090	03/25/64	610,904
51,148	Verus Securitization Trust Series 2019-INV2 A1(c),(f)		3.9130	07/25/59	50,431
120,237	Verus Securitization Trust Series 2020-1 A1(c),(e)		3.4170	01/25/60	116,388
556,236	Verus Securitization Trust Series 2022-6 A1(c),(e)		4.9100	06/25/67	556,962
484,720	Verus Securitization Trust Series 2022-6 A3(c),(e)		4.9100	06/25/67	480,190
901,241	Verus Securitization Trust Series 2022-7 A1(c),(e)		5.1520	07/25/67	895,954
1,462,227	Verus Securitization Trust Series 2023-1 A1(c),(e)		5.8500	12/25/67	1,458,405
905,123	Verus Securitization Trust Series 2023-8 A1(c),(e)		6.2590	12/25/68	912,579
454,199	Verus Securitization Trust 2022-4 Series 4 A1(c),(e)		4.4740	04/25/67	449,456
148,008	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(c),(f)		3.0000	07/25/50	126,187
					25,278,314
	CREDIT CARD — 0.6%
400,000	Discover Card Execution Note Trust Series A2 A		4.9300	06/15/28	401,267
316,000	Mercury Financial Credit Card Master Trust Series 2023-1A A(c)		8.0400	09/20/27	319,008
430,000	Mercury Financial Credit Card Master Trust Series 2A A(c)		6.5600	07/20/29	434,567
					1,154,842
	NON AGENCY CMBS — 2.2%
101,248	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 A1(c),(f)		2.0680	05/25/50	93,106
160,000	Benchmark Mortgage Trust Series 2023-B38 A2		5.6260	04/15/56	160,280
410,000	BPR Trust Series 2022-OANA A(c),(d)	TSFR1M + 1.898%	7.2270	04/15/37	410,389
360,000	BX Trust Series 2022-CLS A(c)		5.7600	10/13/27	358,187
445,000	BX Trust Series 2019-OC11 B(c)		3.6050	12/09/41	403,130
410,000	BX Trust Series 2019-OC11 D(c),(f)		4.0750	12/09/41	367,502
470,000	COMM Mortgage Trust Series 2013-300P A1(c)		4.3530	08/10/30	442,426
150,000	COMM Mortgage Trust Series 2020-CBM B(c)		3.0990	02/10/37	146,393
367,000	ELM Trust 2024-ELM Series ELM A10(c),(f)		5.8010	06/10/27	370,910
495,000	GCT Commercial Mortgage Trust Series 2021-GCT A(c),(d)	TSFR1M + 0.914%	6.2430	02/15/38	411,178
419,000	JP Morgan Chase Commercial Mortgage Securities Series C13 E(c),(f)		3.9860	01/15/46	371,016
325,000	MIRA Trust Series 2023-Mile A(c)		6.7550	06/06/28	338,765

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.6% (Continued)
	NON AGENCY CMBS — 2.2% (Continued)
62,000	WFRBS Commercial Mortgage Trust Series 2014-C24 AS		3.9310	11/15/47	$60,567
					3,933,849
	OTHER ABS — 6.3%
246,916	ACHV A.B.S TRUST Series 2024-1PL A(c)		5.9000	04/25/31	248,207
336,000	Affirm Asset Securitization Trust Series 2023-B A(c)		6.8200	09/15/28	341,498
1,517,724	American Homes 4 Rent Series 2015-SFR1 A(c)		3.4670	04/17/52	1,494,323
220,000	American Homes 4 Rent Trust Series 2015-SFR2 C(c)		4.6910	10/17/45	216,980
175,000	AMSR Trust Series 2020-SFR1 B(c)		2.1200	04/17/37	170,406
250,000	AMSR Trust Series 2020-SFR2 C(c)		2.5330	07/17/37	242,012
100,000	AMSR Trust Series 2020-SFR2 D(c)		3.2820	07/17/37	97,382
305,222	Amur Equipment Finance Receivables XII, LLC Series 1A A2(c)		6.0900	12/20/29	307,954
45,567	Aqua Finance Trust Series 2019-A A(c)		3.1400	07/16/40	43,602
176,386	Aqua Finance Trust Series 2019-A C(c)		4.0100	07/16/40	165,872
270,000	Aqua Finance Trust Series 2020-AA B(c)		2.7900	07/17/46	251,830
220,000	CCG Receivables Trust Series 2021-1 C(c)		0.8400	06/14/27	219,523
103,437	CF Hippolyta, LLC Series 2020-1 A1(c)		1.6900	07/15/60	98,768
274,569	CLI Funding VI, LLC Series 2020-1A A(c)		2.0800	09/18/45	250,508
24,683	Corevest American Finance Trust Series 2020-1 A1(c)		1.8320	03/15/50	24,372
100,000	Corevest American Finance Trust Series 2019-3 C(c)		3.2650	10/15/52	90,131
120,262	Corevest American Finance Trust Series 2020-4 A(c)		1.1740	12/15/52	114,791
333,909	Dext A.B.S, LLC Series 2023-1 A2(c)		5.9900	03/15/32	334,017
242,762	Elara HGV Timeshare Issuer, LLC Series 2023-A A(c)		6.1600	02/25/38	248,016
130,000	FirstKey Homes Trust Series 2021-SFR1 D(c)		2.1890	08/17/28	120,832
375,000	FirstKey Homes Trust Series 2020-SFR2 B(c)		1.5670	10/19/37	357,509
305,247	Foundation Finance Trust Series 2023-2A A(c)		6.5300	06/15/49	312,660
323,183	Hilton Grand Vacations Trust 2024-2 Series 2A A(c)		5.5000	03/25/38	328,616
60,564	HIN Timeshare Trust Series 2020-A C(c)		3.4200	10/09/39	57,230
129,025	Jersey Mike’s Funding Series 2019-1A A2(c)		4.4330	02/15/50	125,286
522,542	Kubota Credit Owner Trust Series 2023-1A A2(c)		5.4000	02/17/26	522,308
37,394	MVW, LLC Series 2020-1A A(c)		1.7400	10/20/37	35,463
252,511	MVW, LLC Series 2023-1A B(c)		5.4200	10/20/40	253,889
265,000	Octane Receivables Trust Series 2023-1A C(c)		6.3700	09/20/29	265,989
435,000	PEAC Solutions Receivables 2024-1, LLC Series 1A B(c)		5.7900	11/20/30	440,367
520,000	Planet Fitness Master Issuer, LLC Series 1A A2I(c)		5.7650	06/05/54	527,605

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 30.6% (Continued)
	OTHER ABS — 6.3% (Continued)
295,224	PowerPay Issuance Trust Series 2024-1A A(c)		6.5300	02/18/39	$298,440
265,000	Progress Residential Series 2021-SFR3 D(c)		2.2880	05/17/26	247,326
201,000	Progress Residential Series 2021-SFR1 C(c)		1.5550	04/17/38	188,467
480,000	Purchasing Power Funding Series A B(c)		6.4300	08/15/28	484,022
153,728	Regional Management Issuance Trust Series 2021-1 A(c)		1.6800	03/17/31	150,327
540,000	Sierra Receivables Funding Company, LLC Series 2A A(c)		5.1400	06/20/41	542,447
26,948	Sierra Timeshare Receivables Funding, LLC Series 2020-2A B(c)		2.3200	07/20/37	26,180
183,322	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(c)		6.2800	04/20/40	185,801
200,625	Taco Bell Funding, LLC Series 2016-1A A23(c)		4.9700	05/25/46	198,769
200,000	Tricon American Homes Trust Series 2020-SFR2 D(c)		2.2810	11/17/27	180,018
165,000	Tricon American Homes Trust Series 2019-SFR1 C(c)		3.1490	03/17/38	158,560
160,000	Tricon Residential Trust Series 2021-SFR1 B(c)		2.2440	07/17/38	150,269
460,000	Verizon Master Trust Series 1 A1A		5.0000	12/20/28	461,349
					11,579,921
	RESIDENTIAL MORTGAGE — 1.2%
70,127	Ajax Mortgage Loan Trust Series 2019-D A1(c),(e)		2.9560	09/25/65	66,123
370,000	PRET 2024-NPL4, LLC Series NPL4 A1(c),(e)		6.9960	07/25/54	373,688
135,000	Towd Point Mortgage Trust Series 2016-4 B1(c),(f)		4.0280	07/25/56	129,360
115,000	Towd Point Mortgage Trust Series 2017-1 M1(c),(f)		3.7500	10/25/56	111,234
460,000	Towd Point Mortgage Trust Series 2017-4 A2(c),(f)		3.0000	06/25/57	426,002
160,000	Towd Point Mortgage Trust Series 2017-6 A2(c),(f)		3.0000	10/25/57	149,655
140,000	Towd Point Mortgage Trust Series 2018-6 A1B(c),(f)		3.7500	03/25/58	133,754
300,000	Towd Point Mortgage Trust Series 2018-6 A2(c),(f)		3.7500	03/25/58	275,818
255,000	Towd Point Mortgage Trust Series 2019-2 A2(c),(f)		3.7500	12/25/58	232,319
235,000	Towd Point Mortgage Trust Series 2019-4 A2(c),(f)		3.2500	10/25/59	211,034
23,077	VCAT, LLC Series 2021-NPL2 A1(c),(e)		5.1150	03/27/51	22,992
					2,131,979

	TOTAL ASSET BACKED SECURITIES (Cost $56,136,895)				55,803,490

	CORPORATE BONDS — 33.0%
	AEROSPACE & DEFENSE — 0.6%
90,000	Boeing Company (The)		5.8050	05/01/50	83,547

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	AEROSPACE & DEFENSE — 0.6% (Continued)
303,000	Boeing Company (The)		5.9300	05/01/60	$277,908
505,000	L3Harris Technologies, Inc.		5.3500	06/01/34	510,409
185,000	TransDigm, Inc.(c)		6.6250	03/01/32	189,103
					1,060,967
	APPAREL & TEXTILE PRODUCTS — 0.2%
260,000	Tapestry, Inc.		7.8500	11/27/33	277,112

	ASSET MANAGEMENT — 2.1%
235,000	Apollo Debt Solutions BDC(c),(g)		6.9000	04/13/29	240,568
300,000	BlackRock Funding, Inc.		5.2500	03/14/54	296,264
157,000	Blackstone Private Credit Fund		2.6250	12/15/26	145,532
65,000	Blackstone Private Credit Fund(c)		7.3000	11/27/28	68,289
128,000	Blue Owl Credit Income Corporation		4.7000	02/08/27	123,737
120,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	120,575
555,000	Blue Owl Finance, LLC(c)		3.1250	06/10/31	477,865
410,000	Brookfield Finance, Inc.		6.3500	01/05/34	439,213
125,000	Charles Schwab Corporation (The)(d)	SOFRRATE + 2.010%	6.1360	08/24/34	131,984
305,000	Charles Schwab Corporation (The)(d)	H15T10Y + 3.079%	4.0000	03/01/69	257,854
250,000	Drawbridge Special Opportunities Fund, L.P.(c)		3.8750	02/15/26	240,202
334,000	Hannon Armstrong Sustainable Infrastructure(c)		6.3750	07/01/34	330,026
220,000	Icahn Enterprises, L.P. / Icahn Enterprises		5.2500	05/15/27	210,889
340,000	Nuveen, LLC(c)		5.8500	04/15/34	348,983
355,000	UBS Group A.G.(c),(d)	H15T1Y + 2.400%	4.9880	08/05/33	345,654
35,000	UBS Group A.G.(c),(d)	H15T5Y + 4.758%	9.2500	05/13/72	39,728
					3,817,363
	AUTOMOTIVE — 0.2%
70,000	Ford Motor Company		4.7500	01/15/43	57,077
200,000	Ford Motor Credit Company, LLC		6.8000	05/12/28	208,126
160,000	Nissan Motor Acceptance Company, LLC(c)		7.0500	09/15/28	167,900
					433,103
	BANKING — 4.9%
287,000	Banco de Credito del Peru S.A.(c),(d)	H15T5Y + 3.000%	3.1250	07/01/30	278,785
290,000	Banco de Credito e Inversiones S.A.(c),(d)	H15T5Y + 4.944%	8.7500	02/08/74	305,429

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	BANKING — 4.9% (Continued)
200,000	Banco Mercantil del Norte S.A.(c),(d)	H15T10Y + 5.034%	6.6250	01/24/70	$181,584
920,000	Bank of America Corporation(d)	SOFRRATE + 1.320%	2.6870	04/22/32	793,609
390,000	Bank of America Corporation(d)	H15T5Y + 1.200%	2.4820	09/21/36	318,735
400,000	Barclays plc(d),(g)	H15T1Y + 3.500%	7.4370	11/02/33	450,366
200,000	BBVA Bancomer S.A.(c),(d)	H15T5Y + 2.650%	5.1250	01/18/33	186,478
250,000	BPCE S.A.(c),(d)	SOFRRATE + 2.590%	7.0030	10/19/34	273,070
280,000	Citigroup, Inc.(d)	TSFR3M + 1.600%	3.9800	03/20/30	268,278
320,000	Citigroup, Inc.(d),(g)	SOFRRATE + 2.338%	6.2700	11/17/33	341,707
229,000	Citigroup, Inc.(d)	SOFRRATE + 2.661%	6.1740	05/25/34	237,032
195,000	Citizens Financial Group, Inc.(d)	SOFRRATE + 1.910%	5.7180	07/23/32	196,731
390,000	Fifth Third Bancorp(d)	SOFRRATE + 1.660%	4.3370	04/25/33	362,309
455,000	Huntington Bancshares, Inc.(d)	SOFRINDX + 1.870%	5.7090	02/02/35	458,454
710,000	JPMorgan Chase & Company(f)		1.9530	02/04/32	590,155
420,000	JPMorgan Chase & Company(d),(g)	SOFRRATE + 2.580%	5.7170	09/14/33	433,716
82,000	JPMorgan Chase & Company Series HH(d)	SOFRRATE + 3.125%	4.6000	08/01/68	81,612
390,000	KeyCorporation(d)	SOFRRATE + 2.420%	6.4010	03/06/35	405,733
310,000	NatWest Group plc(d)	H15T5Y + 2.200%	6.4750	06/01/34	320,564
375,000	Societe Generale S.A.(c),(d)	H15T1Y + 2.100%	6.0660	01/19/35	380,319
200,000	Texas Capital Bancshares, Inc.(d)	H15T5Y + 3.150%	4.0000	05/06/31	185,250
285,000	Toronto-Dominion Bank (The)(d)	H15T5Y + 4.075%	8.1250	10/31/82	297,870
90,000	Truist Financial Corporation(d)	SOFRRATE + 1.922%	5.7110	01/24/35	91,720
400,000	Truist Financial Corporation(d)	H15T10Y + 4.349%	5.1000	03/01/69	375,595
280,000	Wells Fargo & Company(d)	SOFRRATE + 2.100%	4.8970	07/25/33	274,632
285,000	Wells Fargo & Company(d)	SOFRRATE + 2.060%	6.4910	10/23/34	309,613
330,000	Wells Fargo & Company Series BB(d)	H15T5Y + 3.453%	3.9000	03/15/69	315,547
185,000	Wells Fargo & Company(d)	H15T5Y + 2.767%	6.8500	07/15/74	187,860
					8,902,753

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	BEVERAGES — 0.3%
390,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	$367,772
150,000	Central American Bottling Corp / CBC Bottling(c)		5.2500	04/27/29	144,114
					511,886
	BIOTECH & PHARMA — 0.7%
198,000	Amgen, Inc.		5.2500	03/02/33	200,688
258,000	Amgen, Inc.		5.6500	03/02/53	259,115
45,000	Par Pharmaceutical, Inc.(c),(h)		0.0000	04/01/27
315,000	Roche Holdings, Inc.(c),(g)		5.2180	03/08/54	318,063
155,000	Royalty Pharma plc		2.1500	09/02/31	127,855
150,000	Royalty Pharma plc(g)		5.4000	09/02/34	149,367
195,000	Royalty Pharma plc		3.3500	09/02/51	128,296
120,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	113,654
681	Viatris, Inc.(c)		2.3000	06/22/27	630
					1,297,668
	CABLE & SATELLITE — 0.2%
14,000	CCO Holdings, LLC / CCO Holdings Capital(c),(g)		6.3750	09/01/29	13,632
180,000	CCO Holdings, LLC / CCO Holdings Capital(c)		4.7500	03/01/30	161,115
45,000	CCO Holdings, LLC / CCO Holdings Capital(c)		4.5000	08/15/30	39,413
200,000	CSC Holdings, LLC(c)		11.7500	01/31/29	180,922
					395,082
	CHEMICALS — 0.4%
235,000	Bayport Polymers, LLC(c)		5.1400	04/14/32	222,581
189,000	INEOS Quattro Finance 2 plc(c)		3.3750	01/15/26	182,662
200,000	INEOS Quattro Finance 2 plc(c)		9.6250	03/15/29	214,629
130,000	Windsor Holdings III, LLC(c)		8.5000	06/15/30	136,989
					756,861
	CONSTRUCTION MATERIALS — 0.3%
525,000	CRH America Finance, Inc.		5.4000	05/21/34	531,837

	CONTAINERS & PACKAGING — 0.5%
380,000	Berry Global, Inc.(c)		5.6500	01/15/34	380,263
435,000	Smurfit Kappa Treasury ULC(c)		5.7770	04/03/54	444,046
					824,309

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	ELEC & GAS MARKETING & TRADING — 0.2%
380,000	New York State Electric & Gas Corporation(c)		5.8500	08/15/33	$394,551

	ELECTRIC UTILITIES — 3.1%
195,000	AES Corporation (The)(d)	H15T5Y + 3.201%	7.6000	01/15/55	198,173
380,000	Black Hills Corporation		6.1500	05/15/34	395,274
555,000	CMS Energy Corporation(d)	H15T5Y + 4.116%	4.7500	06/01/50	514,689
355,000	Dominion Energy, Inc.(d),(g)	H15T5Y + 2.511%	7.0000	06/01/54	374,296
450,000	Electricite de France S.A.(c)		6.9000	05/23/53	500,313
235,000	Enel Finance International N.V.(c)		7.5000	10/14/32	266,269
175,000	Enel Finance International N.V.(c)		5.5000	06/26/34	174,749
425,000	Entergy Corporation(d),(g)	H15T5Y + 2.670%	7.1250	12/01/54	426,321
260,000	Entergy Texas, Inc.		5.8000	09/01/53	267,607
330,000	Exelon Corporation(g)		5.6000	03/15/53	326,340
188,000	National Rural Utilities Cooperative Finance(d)	TSFR3M + 3.172%	8.4270	04/30/43	188,274
384,000	NRG Energy, Inc.(c)		7.0000	03/15/33	411,368
365,000	PacifiCorporation		5.8000	01/15/55	361,309
403,000	Puget Energy, Inc.		2.3790	06/15/28	363,401
404,000	Southern Company (The)(d)	H15T5Y + 2.915%	3.7500	09/15/51	381,691
245,000	Vistra Corporation(c),(d)	H15T5Y + 6.930%	8.0000	04/15/70	251,581
220,000	Vistra Operations Company, LLC(c)		6.8750	04/15/32	226,639
					5,628,294
	ELECTRICAL EQUIPMENT — 0.2%
385,000	Vontier Corporation		2.9500	04/01/31	327,372

	ENGINEERING & CONSTRUCTION — 0.3%
140,000	Global Infrastructure Solutions, Inc.(c)		7.5000	04/15/32	141,180
398,000	Sempra Infrastructure Partners, L.P.(c)		3.2500	01/15/32	335,501
					476,681
	FOOD — 0.3%
410,000	Pilgrim’s Pride Corporation(g)		6.2500	07/01/33	424,750
130,000	Post Holdings, Inc.(c)		6.2500	02/15/32	131,792
					556,542
	GAS & WATER UTILITIES — 0.3%
260,000	Brooklyn Union Gas Company (The)(c)		4.8660	08/05/32	246,670

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	GAS & WATER UTILITIES — 0.3% (Continued)
255,000	KeySpan Gas East Corporation(c)		5.9940	03/06/33	$261,821
					508,491
	HEALTH CARE FACILITIES & SERVICES — 0.9%
290,000	Catalent Pharma Solutions, Inc.(c)		3.5000	04/01/30	279,652
45,000	Concentra Escrow Issuer Corporation(c)		6.8750	07/15/32	46,464
458,000	CVS Health Corporation		5.8750	06/01/53	448,449
185,000	HCA, Inc.		5.5000	06/01/33	186,682
165,000	HCA, Inc.		5.2500	06/15/49	150,108
116,000	HCA, Inc.		6.0000	04/01/54	116,651
465,000	Universal Health Services, Inc.		2.6500	01/15/32	392,191
					1,620,197
	HOME & OFFICE PRODUCTS — 0.2%
275,000	Newell Brands, Inc.(g)		6.3750	09/15/27	275,922

	HOME CONSTRUCTION — 0.5%
410,000	Ashton Woods USA, LLC / Ashton Woods Finance(c)		4.6250	04/01/30	374,757
35,000	Masterbrand, Inc.(c)		7.0000	07/15/32	35,960
494,000	Meritage Homes Corporation(c)		3.8750	04/15/29	464,307
					875,024
	HOUSEHOLD PRODUCTS — 0.2%
370,000	Kronos Acquisition Holdings, Inc.(c)		8.2500	06/30/31	373,413

	INDUSTRIAL SUPPORT SERVICES — 0.2%
405,000	Ashtead Capital, Inc.(c)		5.5000	08/11/32	403,676

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
165,000	Bank of New York Mellon Corporation (The)(d)	SOFRINDX + 2.074%	5.8340	10/25/33	174,082
345,000	Bank of New York Mellon Corporation (The)(d)	H15T5Y + 4.358%	4.7000	09/20/68	340,076
285,000	Goldman Sachs Group, Inc. (The)(d)	SOFRRATE + 1.090%	1.9920	01/27/32	235,702
310,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	338,758
435,000	Morgan Stanley(d)	SOFRRATE + 1.870%	5.2500	04/21/34	435,616
185,000	Morgan Stanley(d)	SOFRRATE + 1.880%	5.4240	07/21/34	187,290

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.6% (Continued)
275,000	Morgan Stanley(d)	H15T5Y + 2.430%	5.9480	01/19/38	$280,142
215,000	Northern Trust Corporation(f)		3.3750	05/08/32	205,561
220,000	State Street Corporation(d)	SOFRRATE + 1.726%	4.1640	08/04/33	208,678
355,000	State Street Corporation(d)	SOFRRATE + 1.958%	6.1230	11/21/34	376,484
175,000	State Street Corporation(d)	H15T5Y + 2.613%	6.7000	03/15/74	175,707
					2,958,096
	INSURANCE — 2.0%
200,000	Allianz S.E.(c),(d)	H15T5Y + 3.232%	6.3500	09/06/53	209,453
320,000	Allstate Corporation (The)(d)	TSFR3M + 3.200%	8.5220	08/15/53	321,206
410,000	Ascot Group Ltd.(c)		4.2500	12/15/30	351,642
391,000	Corebridge Financial, Inc.(d)	H15T5Y + 3.846%	6.8750	12/15/52	397,447
315,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	319,314
198,000	Global Atlantic Fin Company(c)		7.9500	06/15/33	221,152
105,000	Global Atlantic Fin Company(c),(d)	H15T5Y + 3.608%	7.9500	10/15/54	106,788
45,000	HUB International Ltd.(c)		7.2500	06/15/30	46,436
175,000	Liberty Mutual Group, Inc.(c),(d)	H15T5Y + 3.315%	4.1250	12/15/51	163,749
325,000	MetLife, Inc.(d)	H15T5Y + 3.576%	3.8500	03/15/69	315,926
126,000	MetLife, Inc.(d)	TSFR3M + 3.221%	5.8750	09/15/66	126,048
335,000	Nippon Life Insurance Company(c),(d)	H15T5Y + 2.954%	6.2500	09/13/53	352,092
30,000	Panther Escrow Issuer, LLC(c)		7.1250	06/01/31	30,804
104,000	Prudential Financial, Inc.(d)	H15T5Y + 3.162%	5.1250	03/01/52	97,866
210,000	Prudential Financial, Inc.(d)	H15T5Y + 2.848%	6.7500	03/01/53	216,993
45,000	Prudential Financial, Inc.(d)	H15T5Y + 2.404%	6.5000	03/15/54	45,971
415,000	Willis North America, Inc.		5.9000	03/05/54	414,520
					3,737,407
	LEISURE FACILITIES & SERVICES — 0.0%(a)
80,000	1011778 BC ULC / New Red Finance, Inc.(c)		6.1250	06/15/29	80,878

	MACHINERY — 0.7%
580,000	Regal Rexnord Corporation(g)		6.4000	04/15/33	604,165
605,000	Veralto Corporation(c)		5.4500	09/18/33	617,127
					1,221,292

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.0%
570,000	DENTSPLY SIRONA, Inc.		3.2500	06/01/30	$507,018
498,000	Illumina, Inc.		2.5500	03/23/31	419,982
75,000	Medline Borrower, L.P./Medline Co-Issuer, Inc.(c)		6.2500	04/01/29	76,645
450,000	Smith & Nephew plc		5.4000	03/20/34	453,435
350,000	Zimmer Biomet Holdings, Inc.(g)		3.5500	03/20/30	324,717
					1,781,797
	METALS & MINING — 0.5%
420,000	Corp Nacional del Cobre de Chile(c)		5.9500	01/08/34	427,573
140,000	FMG Resources August Pty Ltd. Series 2006(c)		5.8750	04/15/30	138,124
295,000	Glencore Funding, LLC(c)		2.8500	04/27/31	253,677
240,000	Glencore Funding, LLC(c)		5.6340	04/04/34	241,127
					1,060,501
	OIL & GAS PRODUCERS — 3.8%
540,000	BP Capital Markets plc(d)	H15T5Y + 4.398%	4.8750	12/22/00	511,819
130,000	Civitas Resources, Inc.(c)		8.7500	07/01/31	139,960
150,000	Columbia Pipelines Operating Company, LLC(c)		6.0360	11/15/33	156,472
165,000	Columbia Pipelines Operating Company, LLC(c)		6.5440	11/15/53	178,192
35,000	Columbia Pipelines Operating Company, LLC(c)		6.7140	08/15/63	37,970
95,000	CrownRock, L.P. / CrownRock Finance, Inc.(c)		5.0000	05/01/29	95,802
425,000	Diamondback Energy, Inc.		5.9000	04/18/64	421,625
125,000	DT Midstream, Inc.(c)		4.1250	06/15/29	116,850
25,000	Encino Acquisition Partners Holdings, LLC(c)		8.7500	05/01/31	26,282
120,000	Energy Transfer, L.P.(d)	H15T5Y + 5.306%	7.1250	05/15/69	119,937
175,000	Energy Transfer, L.P.(d)	H15T5Y + 5.694%	6.5000	11/15/69	174,250
80,000	EQM Midstream Partners, L.P.(c)		6.3750	04/01/29	81,732
425,000	Flex Intermediate Holdco, LLC(c)		3.3630	06/30/31	362,734
225,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	238,294
475,000	KazMunayGas National Company JSC(c)		5.7500	04/19/47	416,444
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	94,489
320,000	Kinder Morgan, Inc.		7.7500	01/15/32	368,628
50,000	NGL Energy Partners, L.P.(c)		8.1250	02/15/29	50,694
80,000	NGL Energy Partners, L.P.(c)		8.3750	02/15/32	81,803
360,000	Northern Natural Gas Company(c)		5.6250	02/01/54	360,029
185,000	Occidental Petroleum Corporation		6.1250	01/01/31	192,917

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	OIL & GAS PRODUCERS — 3.8% (Continued)
175,000	Occidental Petroleum Corporation(g)		5.5500	10/01/34	$176,036
275,000	Pertamina Persero PT(c)		6.4500	05/30/44	292,955
365,000	Petroleos Mexicanos		6.5000	03/13/27	351,340
185,000	Petroleos Mexicanos		7.6900	01/23/50	136,032
350,000	Plains All American Pipeline, L.P. / PAA Finance		5.7000	09/15/34	354,132
335,000	Reliance Industries Ltd.(c)		2.8750	01/12/32	288,379
345,000	Saudi Arabian Oil Company(c)		5.2500	07/17/34	346,817
45,000	SM Energy Company(c)		6.7500	08/01/29	45,341
40,000	SM Energy Company(c)		7.0000	08/01/32	40,447
370,000	Transcanada Trust(d)	H15T5Y + 3.986%	5.6000	03/07/82	343,112
95,000	Venture Global Calcasieu Pass, LLC(c)		3.8750	08/15/29	87,877
315,000	Western Midstream Operating, L.P.		5.2500	02/01/50	280,012
					6,969,403
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
210,000	Nabors Industries Ltd.(c)		7.2500	01/15/26	213,916

	REAL ESTATE INVESTMENT TRUSTS — 1.2%
310,000	EPR Properties		4.7500	12/15/26	304,610
108,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.2500	01/15/32	92,730
405,000	GLP Capital, L.P. / GLP Financing II, Inc.		6.7500	12/01/33	434,601
200,000	NNN REIT, Inc.		5.5000	06/15/34	202,307
355,000	Sabra Health Care, L.P.		3.2000	12/01/31	302,208
390,000	Safehold GL Holdings, LLC		6.1000	04/01/34	399,713
75,000	Service Properties Trust		4.9500	02/15/27	70,337
165,000	VICI Properties, L.P.(g)		5.1250	05/15/32	160,873
150,000	VICI Properties, L.P. / VICI Note Company, Inc.(c)		4.1250	08/15/30	139,253
					2,106,632
	RETAIL - DISCRETIONARY — 0.4%
175,000	Beacon Roofing Supply, Inc.(c)		6.5000	08/01/30	179,135
175,000	BlueLinx Holdings, Inc.(c),(g)		6.0000	11/15/29	167,092
405,000	Hertz Corporation (The)(c),(g)		4.6250	12/01/26	303,710
105,000	PetSmart, Inc. / PetSmart Finance Corporation(c)		7.7500	02/15/29	101,978
					751,915

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	SEMICONDUCTORS — 0.4%
465,000	Broadcom, Inc.		5.1500	11/15/31	$469,491
325,000	Foundry JV Holdco, LLC(c),(g)		6.4000	01/25/38	344,067
					813,558
	SOFTWARE — 0.4%
90,000	Consensus Cloud Solutions, Inc.(c)		6.5000	10/15/28	86,909
105,000	Helios Software Holdings, Inc. / ION Corporate(c)		8.7500	05/01/29	108,799
115,000	Oracle Corporation		6.2500	11/09/32	123,783
160,000	Oracle Corporation		6.9000	11/09/52	183,094
188,000	Oracle Corporation		5.5500	02/06/53	182,167
75,000	Oracle Corporation		3.8500	04/01/60	53,098
					737,850
	SPECIALTY FINANCE — 1.3%
235,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	206,323
150,000	AerCap Ireland Capital DAC / AerCap Global(d)	H15T5Y + 2.720%	6.9500	03/10/55	151,329
615,000	American Express Company(d)	SOFRRATE + 1.930%	5.6250	07/28/34	629,665
235,000	Aviation Capital Group, LLC(c)		3.5000	11/01/27	222,780
210,000	Avolon Holdings Funding Ltd.(c)		4.3750	05/01/26	206,182
217,000	Capital One Financial Corporation(f)		2.3590	07/29/32	172,177
210,000	Fortress Transportation and Infrastructure(c)		7.0000	05/01/31	216,666
45,000	Fortress Transportation and Infrastructure(c)		7.0000	06/15/32	46,412
225,000	GGAM Finance Ltd.(c)		6.8750	04/15/29	230,610
150,000	Synchrony Financial		4.8750	06/13/25	148,797
67,000	Synchrony Financial		3.7000	08/04/26	64,664
					2,295,605
	TECHNOLOGY HARDWARE — 0.1%
175,000	ViaSat, Inc.(c)		5.6250	09/15/25	173,149

	TECHNOLOGY SERVICES — 1.4%
165,000	Block, Inc.(c)		6.5000	05/15/32	167,946
400,000	Booz Allen Hamilton, Inc.(c)		4.0000	07/01/29	378,025
570,000	CoStar Group, Inc.(c)		2.8000	07/15/30	494,600
425,000	Gartner, Inc.(c),(g)		3.7500	10/01/30	388,744
25,000	Insight Enterprises, Inc.(c)		6.6250	05/15/32	25,760

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 33.0% (Continued)
	TECHNOLOGY SERVICES — 1.4% (Continued)
320,000	Leidos, Inc.		2.3000	02/15/31	$270,208
556,000	MSCI, Inc.(c)		3.6250	09/01/30	508,214
245,000	Science Applications International Corporation(c)		4.8750	04/01/28	236,857
					2,470,354
	TELECOMMUNICATIONS — 0.3%
160,000	Level 3 Financing, Inc.(c)		4.2500	07/01/28	86,400
270,000	Level 3 Financing, Inc.(c)		3.6250	01/15/29	130,950
205,000	Sprint Capital Corporation		8.7500	03/15/32	249,163
37,500	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		4.7380	03/20/25	37,380
					503,893
	TOBACCO & CANNABIS — 0.2%
295,000	BAT Capital Corporation		7.7500	10/19/32	339,350

	TRANSPORTATION & LOGISTICS — 0.8%
370,803	Alaska Airlines Class A Pass Through Trust Series 2021-1(c)		4.8000	08/15/27	365,844
335,000	BNSF Funding Trust I(f)		6.6130	12/15/55	336,410
272,763	British Airways Class A Pass Through Trust Series 2021-1(c)		2.9000	03/15/35	239,895
325,689	Delta Air Lines Class AA Pass Through Trust Series 2015-1		3.6250	07/30/27	314,139
55,000	United Airlines 2024-1 Class AA Pass Through Trust		5.4500	02/15/37	55,542
287,431	United Airlines Class A Pass Through Trust Series 2023-1		5.8000	07/15/36	293,428
					1,605,258

	TOTAL CORPORATE BONDS (Cost $59,590,691)				60,069,958

	MUNICIPAL BONDS — 0.2%
	LOCAL AUTHORITY — 0.2%
300,000	San Diego County Regional Airport Authority		5.5940	07/01/43	299,987

	TOTAL MUNICIPAL BONDS (Cost $300,000)				299,987

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	SOVEREIGN — 1.8%
565,000	Brazilian Government International Bond		6.0000	10/20/33	$555,735
515,000	Dominican Republic International Bond(c)		4.8750	09/23/32	471,158
330,000	Hungary Government International Bond(c)		6.2500	09/22/32	345,841
200,000	Mexico Government International Bond		2.6590	05/24/31	168,461
250,000	Mexico Government International Bond		6.3500	02/09/35	257,036
200,000	Mexico Government International Bond		6.0000	05/07/36	199,346
555,000	Panama Government International Bond		8.0000	03/01/38	598,766
40,000	Republic of Uzbekistan International Bond(c)		6.9000	02/28/32	39,247
505,000	Romanian Government International Bond(c)		5.8750	01/30/29	510,284
200,000	Serbia International Bond(c)		6.5000	09/26/33	207,109
					3,352,983
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $3,301,771)				3,352,983

			Coupon Rate
		Spread	(%)	Maturity
	TERM LOANS — 6.2%
	AEROSPACE & DEFENSE — 0.1%
194,145	TransDigm, Inc.(d)	TSFR3M + 2.500%	7.8280	02/28/31	194,861

	ASSET MANAGEMENT — 0.2%
34,650	FinCompany I, LLC(d)	TSFR1M + 3.000%	8.3300	06/27/29	34,893
75,000	GTCR W Merger Sub, LLC(d)	TSFR1M + 3.000%	8.3350	09/20/30	75,276
177,308	Wec US Holdings Ltd.(d)	TSFR1M + 2.750%	8.0940	01/20/31	177,883
					288,052
	AUTOMOTIVE — 0.1%
214,463	Clarios Global, L.P.(d)	TSFR1M + 2.500%	7.8270	05/06/30	215,300

	BEVERAGES — 0.1%
94,525	Pegasus Bidco BV(d)	TSFR1M + 3.750%	9.0720	07/12/29	94,958
159,332	Triton Water Holdings, Inc.(d)	TSFR1M + 3.500%	8.8460	03/29/28	159,998
					254,956
	BIOTECH & PHARMA — 0.1%
113,609	Perrigo Investments, LLC(d)	TSFR1M + 2.500%	7.6940	04/07/29	114,035

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.2% (Continued)
	CABLE & SATELLITE — 0.5%
294,263	Cogeco Communications USA II, L.P.(d)	TSFR1M + 3.250%	8.5940	09/18/30	$281,488
243,763	CSC Holdings, LLC(d)	TSFR1M + 4.500%	9.8290	01/18/28	234,711
257,396	Directv Financing, LLC(d)	TSFR1M + 5.365%	10.7080	08/02/29	257,436
205,000	Virgin Media Bristol, LLC(d)	TSFR1M + 2.500%	7.9430	01/04/28	197,925
					971,560
	CHEMICALS — 0.5%
278,534	INEOS US Finance, LLC(d)	TSFR1M + 3.250%	8.5950	02/19/30	277,740
218,656	Innophos Holdings, Inc.(d)	TSFR1M + 3.250%	9.2080	02/04/27	218,565
113,846	LSF11 A5 HoldCo, LLC(d)	TSFR1M – 3.615%	8.9580	10/16/28	114,202
59,850	Lummus Technology Holdings V, LLC(d)	TSFR1M + 3.615%	8.9580	12/31/29	60,219
54,724	Nouryon USA, LLC(d)	TSFR3M + 3.500%	8.8260	04/03/28	55,109
63,765	Windsor Holdings III, LLC(d)	TSFR1M + 4.000%	9.3390	08/01/30	64,350
					790,185
	COMMERCIAL SUPPORT SERVICES — 0.4%
166,978	Brightview Landscapes, LLC(d)	TSFR3M + 2.500%	7.8350	04/20/29	167,187
25,000	CHG Healthcare Services, Inc.(b),(d)	TSFR1M + 3.615%	8.9490	09/29/28	25,067
102,500	CHG Healthcare Services, Inc.(d)	TSFR1M + 3.500%	8.7080	09/30/28	102,762
69,650	CHG Healthcare Services, Inc.(d)	TSFR3M + 3.750%	9.0940	09/30/28	69,835
40,000	GFL Environmental, Inc.(d)	TSFR3M + 2.000%	7.3430	06/27/31	40,178
225,000	Prime Security Services Borrower, LLC(d)	TSFR1M + 2.250%	7.5790	10/15/30	225,843
					630,872
	CONSTRUCTION MATERIALS — 0.1%
159,600	Quikrete Holdings, Inc.(d)	TSFR1M + 2.500%	7.8440	03/25/31	160,289

	CONTAINERS & PACKAGING — 0.1%
65,000	Altium Packaging, LLC(d)	TSFR1M + 2.500%	7.8440	06/05/31	65,000
169,563	TricorBraun Holdings, Inc.(d)	TSFR1M + 3.365%	8.7080	01/29/28	169,260
					234,260
	ELECTRIC UTILITIES — 0.1%
58,670	Generation Bridge Northeast, LLC(d)	TSFR1M + 4.250%	8.8440	08/07/29	59,208
15,000	Generation Bridge Northeast, LLC(d)	TSFR1M + 3.500%	8.8440	08/22/29	15,138
39,900	Vistra Operations Company, LLC(d)	TSFR1M + 2.750%	8.0930	03/20/31	40,184
					114,530

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.2% (Continued)
	ELECTRICAL EQUIPMENT — 0.1%
195,000	Gates Corporation(d)	TSFR1M + 2.250%	7.5820	06/04/31	$195,622

	ENGINEERING & CONSTRUCTION — 0.1%
200,000	Pike Corporation(d)	TSFR1M + 3.000%	8.4580	12/21/27	201,218

	ENTERTAINMENT CONTENT — 0.1%
117,907	Univision Communications, Inc.(d)	TSFR1M + 3.250%	8.7080	03/24/26	117,985
125,000	Univision Communications, Inc.(d)	TSFR1M + 3.500%	8.9580	01/31/29	122,377
					240,362
	FOOD — 0.2%
54,725	Chobani, LLC(d)	TSFR1M + 3.750%	9.0800	10/25/27	55,033
172,807	Del Monte Foods, Inc.(d)	TSFR1M + 4.250%	9.7360	05/16/29	131,518
171,011	Froneri US, Inc.(d)	TSFR1M + 2.250%	7.6940	01/30/27	171,470
					358,021
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(a)
85,000	Asplundh Tree Expert, LLC(d)	TSFR1M + 1.750%	7.0960	05/08/31	85,184

	HEALTH CARE FACILITIES & SERVICES — 0.2%
30,000	Concentra Health Services, Inc.(b),(d)	TSFR1M + 2.250%	7.5890	06/26/31	30,113
214,250	Phoenix Guarantor, Inc.(d)	TSFR1M + 3.365%	8.5940	02/13/31	214,572
29,847	Phoenix Newco, Inc.(d)	TSFR1M + 3.250%	8.7080	08/11/28	30,000
45,000	Radnet Management, Inc.(d)	TSFR1M + 2.500%	7.8270	04/10/31	45,248
					319,933
	HOME CONSTRUCTION — 0.0%(a)
15,000	MIWD Holdco II, LLC(d)	TSFR1M + 3.600%	8.8440	03/21/31	15,067

	HOUSEHOLD PRODUCTS — 0.1%
175,000	Kronos Acquisition Holdings, Inc.(d)	TSFR3M + 4.000%	9.3390	06/27/31	172,722

	INDUSTRIAL SUPPORT SERVICES — 0.0%(a)
45,000	Resideo Funding, Inc.(d)	TSFR3M + 2.000%	7.3300	05/21/31	45,056

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
159,691	Citadel Securities, L.P.(d)	TSFR1M + 2.250%	7.5940	07/29/30	160,390

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.2% (Continued)
	INSURANCE — 0.1%
44,888	Acrisure, LLC(d)	TSFR3M + 3.250%	8.5940	11/06/30	$44,899
150,000	Truist Insurance Holdings, LLC(d)	TSFR1M + 3.250%	8.5850	03/24/31	150,657
					195,556
	INTERNET MEDIA & SERVICES — 0.1%
15,000	Go Daddy Operating Company, LLC(d)	TSFR1M + 1.750%	7.0940	08/21/31	15,025
200,398	Uber Technologies, Inc.(d)	TSFR1M + 2.750%	8.0890	03/03/30	201,682
					216,707
	LEISURE FACILITIES & SERVICES — 0.7%
5,000	Alterra Mountain Company(b),(d)	TSFR1M + 3.250%	9.1730	05/31/30	5,036
56,850	Caesars Entertainment, Inc.(d)	TSFR3M + 2.750%	8.0970	02/06/30	57,134
95,380	Carnival Corporation(d)	TSFR1M + 2.750%	8.0940	08/09/27	96,170
165,000	Entain plc(d)	TSFR1M + 2.750%	8.0140	10/31/29	165,498
194,025	Flutter Financing BV(d)	TSFR1M + 2.250%	7.5850	11/18/30	194,551
155,000	Hilton Worldwide Finance, LLC(d)	TSFR1M + 2.100%	7.0950	11/09/30	155,509
39,302	Light & Wonder International, Inc.(d)	TSFR1M + 2.350%	8.0790	04/16/29	39,621
154,225	Ontario Gaming GTA, L.P.(d)	TSFR1M + 4.250%	9.5850	07/20/30	155,081
153,058	Scientific Games Holdings, L.P.(d)	TSFR3M + 3.000%	8.3180	04/04/29	153,000
248,299	UFC Holdings, LLC(d)	TSFR1M + 2.750%	8.3360	04/29/26	249,204
					1,270,804
	MACHINERY — 0.2%
60,817	Alliance Laundry Systems, LLC(d)	TSFR3M + 3.500%	8.8990	09/30/27	61,278
123,414	Filtration Group Corporation(d)	TSFR1M + 3.500%	8.9580	10/19/28	124,263
69,572	Standard Industries, Inc.(d)	TSFR1M + 2.500%	7.3440	08/06/28	69,826
118,734	Titan Acquisition Ltd.(d)	TSFR1M + 5.000%	10.3260	02/01/29	119,132
					374,499
	MEDICAL EQUIPMENT & DEVICES — 0.1%
20,000	Insulet Corporation(d)	TSFR1M + 2.500%	0.0000	07/31/31	19,913
25,000	Medline Borrower, L.P.(d)	TSFR1M + 2.250%	7.5780	10/23/28	25,051
192,889	Medline Borrower, L.P.(d)	TSFR1M + 2.750%	8.0940	10/23/28	193,709
					238,673
	METALS & MINING — 0.0%(a)
49,663	Arsenal AIC Parent, LLC(d)	TSFR1M + 3.750%	9.0940	08/19/30	49,924

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.2% (Continued)
	OIL & GAS PRODUCERS — 0.2%
29,846	AL GCX Holdings, LLC(d)	TSFR1M + 2.750%	8.0990	05/17/29	$29,943
152,615	Freeport LNG Investments LLLP(d)	TSFR3M + 3.500%	9.0860	11/17/28	152,187
39,799	GIP Pilot Acquisition Partners, L.P.(d)	TSFR1M + 2.500%	7.8180	10/04/30	40,048
96,868	Oryx Midstream Services Permian Basin, LLC(d)	TSFR1M + 3.615%	8.4410	10/05/28	97,349
75,000	WhiteWater DBR HoldCo, LLC(d)	TSFR1M + 2.750%	8.0850	02/18/31	75,359
					394,886
	PUBLISHING & BROADCASTING — 0.1%
93,765	Century DE Buyer, LLC(d)	TSFR3M + 4.000%	9.3300	09/27/30	94,366

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
238,800	Iron Mountain, Inc.(d)	TSFR1M + 2.100%	7.4320	01/31/31	238,427

	RETAIL - DISCRETIONARY — 0.2%
39,800	84 Lumber Company(d)	TSFR1M + 2.250%	7.5940	11/04/30	40,061
65,000	Harbor Freight Tools USA, Inc.(d)	TSFR1M + 2.500%	7.8440	06/05/31	64,269
84,788	Peer Holding III BV(d)	TSFR1M + 3.250%	8.5850	10/19/30	85,344
152,253	PetSmart, Inc.(d)	TSFR1M + 3.750%	9.1940	01/29/28	151,365
					341,039
	SOFTWARE — 0.5%
290,167	Applied Systems, Inc.(d)	TSFR1M + 3.500%	8.8350	02/07/31	292,154
24,938	Camelot US Acquisition, LLC(d)	TSFR1M + 2.750%	8.0940	01/31/31	24,990
132,268	CCC Intelligent Solutions, Inc.(d)	TSFR1M + 2.500%	7.7080	09/17/28	132,665
184,073	Central Parent, Inc.(d)	TSFR3M + 3.250%	8.5850	07/06/29	182,504
69,780	Ellucian Holdings, Inc.(d)	TSFR1M + 3.600%	8.9440	10/26/29	70,391
34,077	Open Text Corporation(d)	TSFR1M + 2.350%	7.5940	01/31/30	34,298
191,130	UKG, Inc.(d)	TSFR1M + 3.600%	8.5550	01/31/31	191,923
					928,925
	TECHNOLOGY SERVICES — 0.4%
60,000	Amazon Holdco, Inc.(d)	TSFR1M + 2.250%	7.6000	07/30/31	60,225
122,577	Blackhawk Network Holdings, Inc.(d)	TSFR1M + 5.000%	10.3440	02/26/29	123,358
63,923	Dun & Bradstreet Corporation (The)(d)	TSFR1M + 2.750%	8.0960	01/18/29	64,136
84,788	KBR, Inc.(d)	TSFR1M + 2.100%	7.5940	01/10/31	84,999

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 6.2% (Continued)
	TECHNOLOGY SERVICES — 0.4% (Continued)
68,010	NAB Holdings, LLC(d)	TSFR3M + 2.750%	8.0970	11/24/28	$68,173
84,785	Neptune Bidco US, Inc.(d)	TSFR3M + 5.100%	10.4060	04/11/29	80,016
242,345	Peraton Corporation(d)	TSFR1M + 3.750%	9.1940	02/24/28	242,766
					723,673
	TELECOMMUNICATIONS — 0.2%

286,677	Cincinnati Bell, Inc.(d)	SOFRRATE + 3.250%	8.6940	11/17/28	286,497
128,652	Eagle Broadband Investments, LLC(d)	TSFR3M + 3.115%	8.5960	11/12/27	128,240
					414,737
	TRANSPORTATION & LOGISTICS — 0.1%
99,468	Brown Group Holding, LLC(d)	TSFR1M + 2.750%	8.0970	07/01/31	99,589
27,903	SkyMiles IP Ltd.(d)	TSFR1M + 3.750%	9.0750	09/16/27	28,578
					128,167

					11,372,858
	TOTAL TERM LOANS (Cost $11,348,921)

	U.S. GOVERNMENT & AGENCIES — 27.3%
	AGENCY FIXED RATE — 5.7%
6,341	Fannie Mae Pool 735061		6.0000	11/01/34	6,534
9,256	Fannie Mae Pool 866009		6.0000	03/01/36	9,561
57,517	Fannie Mae Pool 938574		5.5000	09/01/36	58,511
23,193	Fannie Mae Pool 310041		6.5000	05/01/37	24,640
10,032	Fannie Mae Pool 962752		5.0000	04/01/38	10,147
13,456	Fannie Mae Pool 909175		5.5000	04/01/38	13,690
35,107	Fannie Mae Pool 909220		6.0000	08/01/38	36,233
43,031	Fannie Mae Pool AS7026		4.0000	04/01/46	41,119
71,339	Fannie Mae Pool BJ9260		4.0000	04/01/48	68,145
655,928	Fannie Mae Pool MA4805		4.5000	11/01/52	630,252
828,977	Fannie Mae Pool FS4438		5.0000	11/01/52	816,208
631,879	Fannie Mae Pool MA4980		6.0000	04/01/53	640,881
561,149	Fannie Mae Pool MA5072		5.5000	06/01/53	561,210
570,011	Fannie Mae Pool FS6679		6.0000	12/01/53	578,317
59,201	Freddie Mac Gold Pool G01980		5.0000	12/01/35	59,850
9,650	Freddie Mac Gold Pool G05888		5.5000	10/01/39	9,829

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.3% (Continued)
	AGENCY FIXED RATE — 5.7% (Continued)
310,902	Freddie Mac Pool SB8269	6.0000	10/01/38	$316,351
2,152,632	Freddie Mac Pool SD2026	5.0000	11/01/52	2,118,419
600,365	Freddie Mac Pool SD3238	5.5000	12/01/52	601,615
2,197,342	Freddie Mac Pool SD8309	6.0000	03/01/53	2,229,497
1,004,610	Freddie Mac Pool SD8343	6.0000	07/01/53	1,019,396
615,526	Freddie Mac Pool SD8350	6.0000	08/01/53	623,729
				10,474,134
	U.S. TREASURY BONDS — 2.4%
2,405,000	United States Treasury Bond	1.2500	05/15/50	1,229,885
5,850,000	United States Treasury Bond	1.3750	08/15/50	3,084,961
				4,314,846
	U.S. TREASURY NOTES — 19.2%
1,830,000	United States Treasury Note	4.3750	08/15/26	1,831,179
365,000	United States Treasury Note	4.3750	08/31/28	369,513
370,000	United States Treasury Note	4.0000	01/31/29	369,733
1,845,000	United States Treasury Note	4.2500	06/30/29	1,864,891
485,000	United States Treasury Note	0.8750	11/15/30	401,338
540,000	United States Treasury Note	2.8750	05/15/32	497,443
2,110,000	United States Treasury Note	3.8750	08/15/33	2,074,188
585,000	United States Treasury Note	4.0000	02/15/34	580,293
2,045,000	United States Treasury Note	1.8750	02/15/51	1,229,476
1,135,000	United States Treasury Note	1.8750	11/15/51	678,118
5,925,000	United States Treasury Note	4.0000	11/15/52	5,550,752
3,405,000	United States Treasury Note	3.6250	02/15/53	2,978,178
3,920,000	United States Treasury Note	3.6250	05/15/53	3,430,383
910,000	United States Treasury Note	4.7500	11/15/53	967,444
4,875,000	United States Treasury Note	4.2500	02/15/54	4,775,215
5,245,000	United States Treasury Note	4.6250	05/15/54	5,469,551
1,825,000	United States Treasury Note	4.3750	05/15/34	1,864,494
				34,932,189

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $52,741,118)			49,721,169

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.4%
	COLLATERAL FOR SECURITIES LOANED - 2.8%
5,068,880	Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(i),(j)	$5,068,880

	MONEY MARKET FUNDS - 0.6%
1,189,576	Fidelity Government Portfolio, Institutional Class, 5.21%(j)	1,189,576

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,258,456)	6,258,456

	TOTAL INVESTMENTS - 102.5% (Cost $189,702,175)	$186,891,470
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(4,549,864)
	NET ASSETS - 100.0%	$182,341,606

ABS	- Asset-Backed Securities

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage-Backed Securities

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SA	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $78,880,702 or 43.3% of net assets.

(d)	Variable rate security; the rate shown represents the rate on July 31, 2024.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2024.

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	All or a portion of these securities on loan. Total loaned securities had a value of $4,987,062 at July 31, 2024.

(h)	Represents issuer in default on interest payments; non-income producing security.

(i)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $5,068,880 at July 31, 2024

(j)	Rate disclosed is the seven day effective yield as of July 31, 2024.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 9.2%
	CLO — 9.2%
1,500,000	Apidos CLO XX Series 2015-20A DR(a),(b)	US0003M + 5.700%	11.2480	07/16/31	$1,500,452
1,540,000	Atrium IX Series 9A ER(a),(b)	US0003M + 6.450%	12.0480	05/28/30	1,545,059
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A D(a),(b)	US0003M + 6.410%	11.9730	10/15/30	1,990,908
1,000,000	Neuberger Berman CLO XXII Ltd. Series 22A D2R2(a),(b)	TSFR3M + 4.750%	10.0490	04/15/38	1,009,599
4,000,000	Rockford Tower CLO 2020-1 Ltd. Series 1A D1R(a),(b)	TSFR3M + 4.600%	9.8820	01/20/36	4,023,752
1,750,000	THL Credit Wind River 2019-3 Clo Ltd. Series 2019-3A E2R(a),(b)	US0003M + 6.750%	12.3130	04/15/31	1,578,729
					11,648,499
	TOTAL ASSET BACKED SECURITIES (Cost $11,674,927)				11,648,499

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 9.6%
	CABLE & SATELLITE — 0.6%
330,000	Altice Financing S.A.(a)		5.7500	08/15/29	250,921
401,000	Cable One, Inc.(a),(c)		4.0000	11/15/30	308,166
500,000	CSC Holdings, LLC(a)		5.7500	01/15/30	201,958
					761,045
	COMMERCIAL SUPPORT SERVICES — 0.4%
450,000	Deluxe Corporation(a)		8.0000	06/01/29	425,076

	FOOD — 0.3%
509,000	HLF Financing Sarl, LLC / Herbalife International,(a)		4.8750	06/01/29	346,591

	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
350,000	Glatfelter Corporation(a)		4.7500	11/15/29	296,954

	INSTITUTIONAL FINANCIAL SERVICES — 0.0%(d)
50,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(a)		7.5000	06/15/31	51,384

	LEISURE FACILITIES & SERVICES — 0.6%
502,000	NCL Corporation Ltd.(a),(c)		7.7500	02/15/29	528,661
300,000	Studio City Finance Ltd.(a)		5.0000	01/15/29	267,543
					796,204

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 9.6% (Continued)
	METALS & MINING — 0.2%
168,000	Mineral Resources Ltd.(a)	9.2500	10/01/28	$178,630
36,000	Mineral Resources Ltd.(a),(c)	8.5000	05/01/30	37,559
				216,189
	OIL & GAS PRODUCERS — 1.7%
505,000	Comstock Resources, Inc.(a),(c)	5.8750	01/15/30	468,872
305,000	Crescent Energy Finance, LLC(a)	7.3750	01/15/33	309,607
350,000	Delek Logistics Partners, L.P. / Delek Logistics(a)	8.6250	03/15/29	363,865
494,000	ITT Holdings, LLC(a)	6.5000	08/01/29	464,068
450,000	Strathcona Resources Ltd.(a)	6.8750	08/01/26	452,217
				2,058,629
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
450,000	Nabors Industries Ltd.(a),(c)	7.5000	01/15/28	442,508

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
514,000	Service Properties Trust(c)	4.3750	02/15/30	384,188

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
458,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	403,174

	RETAIL - DISCRETIONARY — 0.5%
325,000	Hertz Corporation (The)(a),(c)	4.6250	12/01/26	243,718
144,000	Kohl’s Corporation(c)	4.6250	05/01/31	117,135
325,000	Park River Holdings, Inc.(a),(c)	6.7500	08/01/29	272,933
				633,786
	SOFTWARE — 0.4%
210,000	Cloud Software Group, Inc.(a)	8.2500	06/30/32	218,013
380,000	Helios Software Holdings, Inc. / ION Corporate(a)	4.6250	05/01/28	346,799
				564,812
	SPECIALTY FINANCE — 1.9%
505,000	Apollo Commercial Real Estate Finance, Inc.(a)	4.6250	06/15/29	431,118
387,000	Bread Financial Holdings, Inc.(a)	9.7500	03/15/29	415,182
236,000	Burford Capital Global Finance, LLC(a)	6.8750	04/15/30	232,891
200,000	Burford Capital Global Finance, LLC(a)	9.2500	07/01/31	213,238
500,000	Cobra AcquisitionCo, LLC(a),(c)	6.3750	11/01/29	410,482

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 9.6% (Continued)
	SPECIALTY FINANCE — 1.9% (Continued)
325,000	Enova International, Inc.(a)		9.1250	08/01/29	$327,870
300,000	LFS Topco, LLC(a)		5.8750	10/15/26	278,822
					2,309,603
	TECHNOLOGY HARDWARE — 0.3%
520,000	Viasat, Inc.(a),(c)		7.5000	05/30/31	382,528

	TECHNOLOGY SERVICES — 0.4%
475,000	ION Trading Technologies Sarl(a)		5.7500	05/15/28	441,296
45,000	Mobius Merger Sub, Inc.(a)		9.0000	06/01/30	44,553
					485,849
	TELECOMMUNICATIONS — 0.6%
500,000	Altice France S.A.(a),(c)		5.5000	10/15/29	350,214
464,000	Sable International Finance Ltd.(a)		5.7500	09/07/27	453,178
					803,392
	TRANSPORTATION & LOGISTICS — 0.2%
301,631	Hawaiian Brand Intellectual Property Ltd. /(a)		5.7500	01/20/26	288,738

	WHOLESALE - CONSUMER STAPLES — 0.3%
571,000	C&S Group Enterprises, LLC(a)		5.0000	12/15/28	426,396

	TOTAL CORPORATE BONDS (Cost $12,971,574)				12,077,046

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2%
	ADVERTISING & MARKETING — 0.2%
287,863	Planet US Buyer, LLC(b)	TSFR1M + 3.366%	8.8230	01/31/31	289,554

	AEROSPACE & DEFENSE — 1.3%
628,257	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 3.501%	8.8440	08/24/28	631,923
726,379	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.237%	9.5790	11/23/27	736,003
242,240	Standard Aero Ltd.(b)	TSFR1M + 3.501%	8.8440	08/24/28	243,653
					1,611,579

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2% (Continued)
	APPAREL & TEXTILE PRODUCTS — 0.5%
684,149	Varsity Brands, LLC(b)	TSFR1M + 3.749%	9.0910	07/28/31	$681,015

	ASSET MANAGEMENT — 3.3%
65,290	AAL Delaware Holdco, Inc.(b)	TSFR1M + 3.486%	8.8290	07/23/31	65,780
674,049	Hightower Holding, LLC(b)	US0001M + 4.129%	9.5860	04/21/28	675,650
1,082,056	Nexus Buyer, LLC(b)	US0001M + 3.750%	9.1940	11/08/26	1,071,577
980,682	Nexus Buyer, LLC(b)	TSFR1M + 3.983%	9.3260	07/18/31	970,875
276,592	NGP XI Midstream Holdings, LLC(b)	TSFR1M + 3.983%	9.3260	07/21/31	276,246
1,174,850	Osaic Holdings, Inc.(b)	TSFR1M + 4.001%	9.3440	08/16/28	1,159,060
					4,219,188
	AUTOMOTIVE — 0.6%
896,786	PAI Holdco, Inc.(b)	US0001M + 3.998%	9.3410	10/28/27	819,439

	BEVERAGES — 0.7%
831,819	Pegasus Bidco BV(b)	TSFR1M +3.729%	9.0720	07/12/29	835,629

	BIOTECH & PHARMA — 0.4%
563,401	Endo Finance Holdings, Inc.(b)	TSFR1M + 4.483%	9.8260	04/23/31	565,396

	CABLE & SATELLITE — 3.2%
896,970	Altice Financing S.A.(b)	TSFR1M +4.896%	10.3290	10/31/27	777,000
525,000	Coral-US Co-Borrower, LLC(b)	TSFR1M + 3.117%	8.4600	10/15/29	520,624
1,176,916	CSC Holdings, LLC(b)	ICE LIBOR USD 3 Month + 4.326%	9.8290	07/17/25	1,133,211
650,000	UPC Financing Partnership(b)	US0001M + 3.000%	8.4430	01/31/29	648,190
955,000	Virgin Media Bristol, LLC(b)	US0001M + 3.250%	8.6930	01/10/29	919,297
					3,998,322
	CHEMICALS — 2.4%
648,375	AIP RD Buyer Corporation(b)	TSFR1M + 4.501%	9.8440	12/26/28	651,886
689,618	Consolidated Energy Finance S.A.(b)	TSFR1M + 4.501%	9.8440	11/08/30	659,878
968,278	Groupe Solmax, Inc.(b)	US0001M + 4.750%	10.2080	07/23/28	946,341
213,437	Olympus Water US Holding Corporation(b)	TSFR1M + 3.505%	8.8470	06/06/31	214,385
567,559	Windsor Holdings III, LLC(b)	TSFR1M + 4.014%	9.3390	08/01/30	572,772
					3,045,262

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.7%
596,931	Allied Universal Holdco, LLC(b)	US0001M + 3.750%	9.1940	05/05/28	$597,528
766,209	Amentum Government Services Holdings, LLC(b)	SOFRRATE + 4.000%	9.3440	02/07/29	769,508
1,167,000	APX Group, Inc.(b)	US0001M + 2.500%	10.2500	07/01/28	1,170,553
1,018,128	Creative Artists Agency, LLC(b)	TSFR1M + 3.501%	8.5940	11/27/28	1,024,491
486,714	Fleet US Bidco, Inc.(b)	TSFR1M + 3.501%	8.5940	02/03/31	487,931
1,118,616	Garda World Security Corporation(b)	TSFR1M + 4.501%	9.5940	02/01/29	1,124,209
515,073	Groundworks, LLC(b)	TSFR1M + 3.488%	8.8300	03/06/31	516,361
94,799	Groundworks, LLC(b)	TSFR1M + 3.488%	8.8300	03/06/31	95,036
676,443	PG Investment Company 59 Sarl(b)	TSFR1M + 3.492%	8.8350	02/24/31	681,939
372,436	Ryan, LLC(b)	TSFR1M + 3.501%	8.8440	11/09/30	374,066
35,472	Ryan, LLC(b)	TSFR1M + 4.482%	9.8250	11/09/30	35,627
36,383	Ryan, LLC(b)	TSFR1M + 3.501%	8.8440	11/14/30	36,542
893,328	Sotheby’s(b)	US0001M + 4.500%	10.0900	01/15/27	819,007
603,750	WestJet Loyalty, L.P.(b)	TSFR1M + 3.706%	9.0480	02/01/31	605,338
					8,338,136
	CONSTRUCTION MATERIALS — 1.9%
856,376	Foley Products Company, LLC(b)	SOFRRATE + 4.750%	10.2350	02/10/29	861,732
872,451	Quikrete Holdings, Inc.(b)	TSFR1M + 2.251%	7.5940	03/26/29	875,823
702,137	US Silica Company(b)	TSFR1M + 4.001%	9.3440	03/17/30	699,287
					2,436,842
	CONSUMER SERVICES — 1.5%
723,985	KUEHG Corporation(b)	TSFR1M + 4.492%	9.8350	06/12/30	728,511
592,852	Prometric Holdings, Inc.(b)	TSFR1M + 4.866%	10.2080	01/31/28	597,150
483,428	Spring Education Group, Inc.(b)	TSFR1M + 3.992%	9.3350	09/29/30	487,257
					1,812,918
	CONTAINERS & PACKAGING — 3.9%
475,663	Berlin Packaging, LLC(b)	TSFR1M + 3.742%	9.0850	05/12/31	478,127
1,166,428	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 4.250%	9.1190	03/30/29	1,168,808
907,718	LABL, Inc.(b)	US0001M + 5.000%	10.4440	10/22/28	882,565
1,149,590	Patriot Container Corporation(b)	ICE LIBOR USD 3 Month + 3.750%	9.1940	03/16/25	1,121,568
676,051	SupplyOne, Inc.(b)	TSFR1M + 4.251%	9.5940	03/27/31	680,556
580,533	Trident TPI Holdings, Inc.(b)	TSFR1M + 3.989%	9.3320	09/18/28	584,449
					$4,916,073

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2% (Continued)
	E-COMMERCE DISCRETIONARY — 0.4%
532,700	CNT Holdings I Corporation(b)	ICE LIBOR USD 1 Month + 3.500%	8.8300	10/16/27	535,574

	ELECTRIC UTILITIES — –%(d)
635,000	Texas Competitive Electric Holdings Company, LLC /(e), (h)		—	11/22/49	—

	ELECTRICAL EQUIPMENT — 0.9%
659,971	Icebox Holdco III, Inc.(b)	US0001M + 3.750%	9.3460	12/22/28	664,096
179,825	Icebox Holdco III, Inc.(b)	US0001M + 6.750%	12.3460	12/15/29	183,196
315,650	TK Elevator US Newco, Inc.(b)	TSFR1M + 3.448%	8.7910	04/11/30	317,672
					1,164,964
	ENGINEERING & CONSTRUCTION — 1.4%
650,000	Osmose Utilities Services, Inc.(b)	US0001M + 3.250%	7.6340	06/17/28	646,887
1,167,000	USIC Holdings, Inc.(b)	US0001M + 3.500%	9.0960	05/14/28	1,134,324
					1,781,211
	ENTERTAINMENT CONTENT — 1.3%
600,351	NEP Group, Inc.(b)	TSFR1M + 3.366%	8.7080	08/19/26	568,457
1,103,464	Univision Communications, Inc.(b)	TSFR1M + 4.242%	9.5850	06/10/29	1,095,967
					1,664,424
	FOOD — 0.9%
511,752	HLF Financing Sarl, LLC(b)	TSFR1M + 6.751%	12.0940	04/05/29	486,932
638,978	Upfield USA Corporation(b)	TSFR1M + 4.907%	10.2500	01/03/28	641,824
					1,128,756
	GAS & WATER UTILITIES — 0.1%
121,222	NGL Energy Operating, LLC(b)	TSFR1M + 4.501%	9.8440	01/27/31	121,285

	HEALTH CARE FACILITIES & SERVICES — 4.1%
868,535	Bella Holding Company, LLC(b)	US0001M + 3.750%	9.1940	04/01/28	870,949
386,106	Charlotte Buyer, Inc.(b)	TSFR1M + 4.734%	10.0760	02/11/28	388,539
867,397	Corgi BidCo, Inc.(b)	TSFR1M + 4.992%	10.3350	09/20/29	843,817
500,000	LifePoint Health, Inc.(b)	TSFR1M + 5.064%	10.0560	11/16/28	503,325
783,094	Milano Acquisition Corporation(b)	US0001M + 4.000%	9.4350	08/17/27	698,912

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.1% (Continued)
343,092	Outcomes Group Holdings, Inc.(b)	TSFR1M + 4.243%	9.5860	04/02/31	$344,808
985,242	Phoenix Newco, Inc.(b)	US0001M + 3.250%	8.7080	08/11/28	990,295
468,730	Team Health Holdings, Inc.(b)	SOFRRATE + 5.250%	10.5800	02/17/27	441,192
					5,081,837
	HOME & OFFICE PRODUCTS — 0.6%
797,591	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 3.736%	9.0790	07/31/28	800,694

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
392,861	Crosby US Acquisition Corporation(b)	TSFR1M + 4.001%	9.3440	08/13/29	395,285

	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
596,860	Ascensus Holdings, Inc.(b)	US0001M + 3.616%	8.9580	08/02/28	598,913

	INSURANCE — 4.3%
467,341	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 3.496%	8.8390	11/06/30	469,853
450,090	Asurion, LLC(b)	ICE LIBOR USD 1 Month + 3.250%	8.7080	12/18/26	449,061
653,705	Asurion, LLC(b)	ICE LIBOR USD 1 Month + 3.250%	8.7080	07/28/27	648,832
855,000	Asurion, LLC(b)	US0001M + 5.250%	10.7080	01/29/28	800,780
365,000	Asurion, LLC(b)	US0001M + 5.250%	10.7080	01/14/29	338,129
869,722	BroadStreet Partners, Inc.(b)	TSFR1M + 3.229%	8.5710	05/12/31	872,339
335,980	Hyperion Refinance Sarl(b)	TSFR1M + 4.001%	9.3440	03/24/30	336,978
247,686	Hyperion Refinance Sarl(b)	TSFR1M + 3.501%	8.8440	02/03/31	248,525
916,717	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.751%	9.0940	02/17/28	919,454
305,516	Truist Insurance Holdings, LLC(b)	TSFR1M + 3.242%	8.5850	03/24/31	306,852
					5,390,803
	INTERNET MEDIA & SERVICES — 1.0%
596,907	Arches Buyer, Inc.(b)	TSFR1M + 3.351%	8.6940	12/06/27	572,938
734,823	Pug, LLC(b)	TSFR1M + 4.751%	10.0940	03/12/30	736,201
					1,309,139
	LEISURE FACILITIES & SERVICES — 6.2%
911,091	Aimbridge Acquisition Company, Inc.(b)	US0003M + 3.750%	9.2080	02/01/26	892,778
958,134	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.751%	10.0940	09/21/30	920,406

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2% (Continued)
	LEISURE FACILITIES & SERVICES — 6.2% (Continued)
491,349	Carnival Corporation(b)	TSFR1M + 2.769%	8.0940	10/18/28	$495,036
829,918	Dave & Buster’s, Inc.(b)	TSFR1M + 3.300%	8.6250	06/29/29	833,432
600,000	Fertitta Entertainment, LLC/NV(b)	TSFR1M + 3.751%	9.0760	01/29/29	602,157
596,931	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.519%	7.8440	08/02/28	598,331
595,277	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.260%	9.5850	07/20/30	598,581
854,798	Playa Resorts Holding BV(b)	TSFR1M + 2.769%	8.0940	11/22/28	856,081
590,000	Scientific Games Holdings, L.P.(b)	TSFR1M + 2.993%	8.3180	04/04/29	589,779
650,000	Whatabrands, LLC(b)	TSFR1M + 2.746%	8.0710	08/03/28	651,310
733,268	Wok Holdings, Inc.(b)	US0003M + 6.250%	11.7290	03/01/26	725,737
					7,763,628
	LEISURE PRODUCTS — 0.6%
729,135	Varsity Brands Holding Company, Inc.(b)	US0003M + 3.500%	10.4580	12/15/24	765,956

	MACHINERY — 0.8%
704,893	Alliance Laundry Systems, LLC(b)	US0001M + 3.500%	8.8990	09/30/27	710,235
360,443	STS Operating, Inc.(b)	TSFR1M + 4.119%	9.4440	03/17/31	362,245
					1,072,480
	MEDICAL EQUIPMENT & DEVICES — 1.0%
506,920	Medline Borrower, L.P.(b)	TSFR1M + 2.769%	8.0940	10/23/28	509,074
736,272	Sotera Health Holdings, LLC(b)	TSFR1M + 3.269%	8.5940	05/23/31	735,930
					1,245,004
	OIL & GAS PRODUCERS — 2.9%
771,992	EG America, LLC(b)	TSFR1M + 6.254%	11.5790	02/07/28	771,992
328,178	EG America, LLC(b)	TSFR1M + 6.254%	11.5790	02/07/28	328,178
1,155,144	M6 ETX Holdings II Midco, LLC(b)	TSFR1M + 4.619%	9.9440	08/11/29	1,164,529
1,173,162	Medallion Midland Acquisition, L.P.(b)	TSFR1M + 3.619%	8.8440	10/18/28	1,180,247
203,575	WaterBridge NDB Operating, LLC(b)	TSFR1M + 4.501%	9.8260	05/07/29	204,466
					3,649,412
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
650,000	Goodnight Water Solutions Holdings, LLC(b)	TSFR1M + 5.257%	10.5820	06/04/29	648,918
1,140	Paragon Offshore Finance Company(b)	ICE LIBOR USD 3 Month + 0.009%	—	07/15/22	—
					648,918

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2% (Continued)
	PUBLISHING & BROADCASTING — 0.6%
992,085	Sinclair Television Group, Inc.(b)	TSFR1M + 3.750%	9.1940	04/13/29	$706,657

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
1,169,548	Claros Mortgage Trust, Inc.(b)	TSFR1M + 4.550%	9.9440	08/09/26	1,108,147

	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
503,556	Greystar Real Estate Partners, LLC(b)	TSFR1M + 3.252%	8.5770	08/21/30	506,074

	REAL ESTATE SERVICES — 0.5%
591,154	Cushman & Wakefield US Borrower, LLC(b)	TSFR1M + 3.769%	9.0940	01/31/30	594,109

	RETAIL - DISCRETIONARY — 5.3%
527,142	Gulfside Supply, Inc.(b)	TSFR1M + 3.004%	8.3290	05/29/31	529,118
525,000	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.559%	7.8440	06/05/31	519,094
1,058,449	Hertz Corporation (The)(b)	US0001M + 3.250%	8.8590	06/14/28	964,714
205,647	Hertz Corporation (The)(b)	US0001M + 3.250%	8.8590	06/14/28	187,434
1,047,798	JP Intermediate B, LLC(b)	TSFR1M + 5.776%	11.0910	11/20/27	91,682
1,262,853	LBM Acquisition, LLC(b)	TSFR1M + 3.857%	9.1820	06/06/31	1,220,548
1,007,372	Park River Holdings, Inc.(b)	ICE LIBOR USD 1 Month + 3.386%	8.8430	01/22/28	960,403
384,417	Peer Holding III BV(b)	TSFR1M + 3.004%	8.3290	06/23/31	386,579
1,033,943	Petco Health & Wellness Company, Inc.(b)	US0001M + 3.250%	8.8460	02/25/28	958,119
650,000	Specialty Building Products Holdings, LLC(b)	US0001M + 3.750%	7.8670	10/05/28	648,872
160,090	Wand NewCompany 3, Inc.(b)	TSFR1M + 3.769%	9.0940	01/20/31	160,917
					6,627,480
	SOFTWARE — 10.4%
1,122,106	athenahealth, Inc.(b)	SOFRRATE + 3.500%	8.5940	01/27/29	1,121,758
537,901	Boxer Parent Company, Inc.(b)	TSFR1M + 3.751%	9.0930	07/03/31	536,110
233,642	Boxer Parent Company, Inc.(b)	TSFR1M + 5.751%	11.0940	07/06/32	233,350
1,149,433	Central Parent, Inc.(b)	TSFR1M + 3.242%	8.5850	07/06/29	1,139,641
395,000	Cloud Software Group, Inc.(b)	TSFR1M + 3.992%	9.3350	03/29/29	395,314
274,606	Cloud Software Group, Inc.(b)	TSFR1M + 4.492%	9.8350	03/19/31	276,049
582,353	Corel, Inc.(b)	TSFR3M + 5.104%	10.4470	07/02/26	585,119
588,786	Cotiviti, Inc.(b)	TSFR1M 3.250%	8.5930	02/24/31	591,547

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2% (Continued)
	SOFTWARE — 10.4% (Continued)
583,249	Dcert Buyer, Inc.(b)	US0003M + 4.000%	9.3440	08/08/26	$545,839
600,000	Dcert Buyer, Inc.(b)	US0001M + 7.000%	12.3440	02/16/29	520,500
1,035,068	Ellucian Holdings, Inc.(b)	TSFR1M + 3.601%	8.9440	10/26/29	1,044,125
66,712	Epicor Software Corporation(b)	TSFR1M + 3.228%	8.5710	05/23/31	67,242
1,203,899	Epicor Software Corporation(b)	TSFR1M + 3.251%	8.5940	05/23/31	1,213,453
521,203	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 3.501%	8.8440	12/01/27	524,815
593,550	Project Boost Purchaser, LLC(b)	TSFR1M + 3.501%	8.8440	07/02/31	595,529
151,416	Project Boost Purchaser, LLC(b)	TSFR1M + 5.251%	10.5940	07/02/32	154,445
1,160,317	Proofpoint, Inc.(b)	TSFR1M + 3.001%	8.3440	08/31/28	1,165,394
621,506	Rackspace Finance, LLC(b)	TSFR1M + 2.854%	8.1970	05/15/28	281,896
759,160	RealPage, Inc.(b)	US0001M + 3.250%	8.4580	02/18/28	742,078
768,556	UKG, Inc.(b)	TSFR1M + 3.212%	8.5550	01/31/31	771,745
730,532	VS Buyer, LLC(b)	TSFR1M + 3.238%	8.5810	04/04/31	734,414
					13,240,363
	SPECIALTY FINANCE — 1.0%
215,163	Apollo Commercial Real Estate Finance, Inc.(b)	US0001M + 3.500%	8.9580	03/11/28	207,632
1,105,336	Fly Funding II Sarl(b)	US0003M + 1.827%	7.3300	08/09/25	1,078,592
					1,286,224
	TECHNOLOGY HARDWARE — 1.4%
716,257	VeriFone Systems, Inc.(b)	ICE LIBOR USD 3 Month + 4.000%	9.5970	08/20/25	622,309
1,195,662	Viasat, Inc.(b)	SOFRRATE + 4.500%	9.8440	02/24/29	1,102,287
					1,724,596
	TECHNOLOGY SERVICES — 5.2%
637,000	Acuris Finance Us, Inc.(b)	US0001M + 4.000%	9.4850	02/04/28	636,404
364,636	Ahead DB Holdings, LLC(b)	TSFR1M + 4.242%	9.5850	01/24/31	366,036
456,674	Amazon Holdco, Inc.(b)	TSFR1M +2.257%	7.6000	07/30/31	458,387
522,053	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.753%	9.0960	05/09/31	523,032
689,473	Indy US Holdco, LLC(b)	TSFR1M + 4.736%	10.0790	03/06/28	687,608
491,000	Indy US Holdco, LLC(b)	TSFR1M + 6.236%	11.5790	03/06/28	489,672
130,287	ION Trading Finance Ltd.(b)	TSFR1M +4.003%	9.3460	04/03/28	130,345
859,846	MoneyGram International, Inc.(b)	TSFR1M + 4.741%	10.0840	06/03/30	851,892
640,246	MPH Acquisition Holdings, LLC(b)	US0001M + 4.250%	9.8590	08/17/28	542,099
1,163,487	Peraton Corporation(b)	US0001M + 3.750%	9.1940	02/24/28	1,165,507

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.2% (Continued)
	TECHNOLOGY SERVICES — 5.2% (Continued)
1,151,322	Sitel Worldwide Corporation(b)	US0001M + 3.750%	9.2080	07/29/28	$809,040
					6,660,022
	TELECOMMUNICATIONS — 1.9%

832,994	Altice France S.A.(b)	ICE LIBOR USD 3 Month + 3.688%	10.8290	01/09/26	638,074
446,760	Altice France S.A.(b)	TSFR1M + 5.483%	10.8290	08/31/28	342,218
878,534	CCI Buyer, Inc.(b)	US0001M + 4.000%	9.3350	12/12/27	880,274
179,913	Lorca Co-Borrower, LLC(b)	TSFR1M + 3.474%	8.8170	04/17/31	180,812
701,429	Telesat, LLC(b)	US0001M + 2.750%	8.3590	12/06/26	339,537
					2,380,915
	TRANSPORTATION & LOGISTICS — 2.3%
217,383	Air Canada(b)	TSFR1M + 2.504%	7.8470	03/14/31	218,368
539,955	American Airlines, Inc.(b)	TSFR1M + 2.432%	7.7750	05/29/29	538,065
1,169,574	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 3.751%	9.0940	01/19/29	1,174,253
648,333	PODS, LLC(b)	US0001M + 3.000%	8.5910	03/19/28	609,962
378,188	United Airlines, Inc.(b)	TSFR1M + 2.690%	8.0330	02/17/31	380,147
					2,920,795
	TOTAL TERM LOANS (Cost $108,963,520)				106,443,018

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(d)
	NON-LISTED RIGHT - 0.0% (d)
10,588	TRA Rights	11/22/2049	$—	13,500

	TOTAL RIGHT (Cost $17,470)			13,500

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(d)
	PUBLISHING & BROADCASTING - 0.0% (d)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00	13,042

	TOTAL WARRANT (Cost $287,609)			13,042

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.1%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
3,929,167	Mount Vernon Liquid Assets Portfolio, LLC, 5.45% (Cost $3,929,167)(f),(g)	$3,929,167

	MONEY MARKET FUND - 4.0%
4,996,881	Fidelity Government Portfolio, Institutional Class, 5.21% (Cost $4,996,880)(f)	4,996,880

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,926,047)	8,926,047

	TOTAL INVESTMENTS - 110.1% (Cost $142,841,147)	$139,121,152
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%	(12,763,684)
	NET ASSETS - 100.0%	$126,357,468

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	TSFR1M

TSFR3M	TSFR3M

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 22,821,048 or 18.1% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,866,468 at July 31, 2024.

(d)	Percentage rounds to less than 0.1%.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(g)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total values of these securities is $0.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 0.9%
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
67,157	Atlas Energy Solutions, Inc.	$1,426,415
50	Hi-Crush(a)	186,400
		1,612,815

	TOTAL COMMON STOCKS (Cost $1,196,933)	1,612,815

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0%
	AUTOMOTIVE — 0.3%
600,000	ZF North America Capital, Inc.(b)		6.8750	04/23/32	620,519

	BIOTECH & PHARMA — 1.3%
200,000	Organon & Company / Organon Foreign Debt Co-Issuer(b),(c)		7.8750	05/15/34	207,868
450,000	Organon Finance 1, LLC(b)		4.1250	04/30/28	422,689
1,014,000	Organon Finance 1, LLC(b)		5.1250	04/30/31	933,299
400,000	Teva Pharmaceutical Finance Netherlands III BV		5.1250	05/09/29	388,575
425,000	Teva Pharmaceutical Finance Netherlands III BV		7.8750	09/15/29	459,408
					2,411,839
	CABLE & SATELLITE — 4.8%
2,065,000	Altice Financing S.A.(b),(c)		5.0000	01/15/28	1,652,721
525,000	Altice Financing S.A.(b)		5.7500	08/15/29	399,192
1,504,000	Cable One, Inc.(b),(c)		4.0000	11/15/30	1,155,812
378,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.0000	02/01/28	359,867
825,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.3750	06/01/29	771,346
210,000	CCO Holdings, LLC / CCO Holdings Capital(b),(c)		6.3750	09/01/29	204,479
450,000	CSC Holdings, LLC(b)		11.7500	01/31/29	407,075
775,000	CSC Holdings, LLC(b)		5.7500	01/15/30	313,036
1,045,000	CSC Holdings, LLC(b),(c)		4.6250	12/01/30	413,784
1,740,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	1,596,141
580,000	Sirius XM Radio, Inc.(b)		3.8750	09/01/31	484,923
664,000	UPC Broadband Finco BV(b)		4.8750	07/15/31	601,889
680,000	Virgin Media Finance plc(b),(c)		5.0000	07/15/30	574,043
					8,934,308

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	CHEMICALS — 1.9%
965,000	Consolidated Energy Finance S.A.(b)		5.6250	10/15/28	$773,305
435,000	Methanex Corporation		5.1250	10/15/27	423,754
711,000	Minerals Technologies, Inc.(b)		5.0000	07/01/28	684,249
775,000	Olympus Water US Holding Corporation(b)		9.7500	11/15/28	824,740
905,000	Trinseo Materials Operating SCA / Trinseo(b)		5.1250	04/01/29	344,128
528,000	Windsor Holdings III, LLC(b)		8.5000	06/15/30	556,386
					3,606,562
	COMMERCIAL SUPPORT SERVICES — 4.2%
935,000	Allied Universal Holdco, LLC / Allied Universal(b)		4.6250	06/01/28	862,584
350,000	Allied Universal Holdco, LLC/Allied Universal(b)		4.6250	06/01/28	322,674
255,000	Covanta Holding Corporation(b)		4.8750	12/01/29	233,517
312,000	Covanta Holding Corporation		5.0000	09/01/30	283,112
1,400,000	Deluxe Corporation(b)		8.0000	06/01/29	1,322,459
924,000	Enviri Corporation(b)		5.7500	07/31/27	897,497
505,000	Garda World Security Corporation(b),(c)		9.5000	11/01/27	508,608
580,000	Garda World Security Corporation(b),(c)		6.0000	06/01/29	537,987
650,000	Prime Security Services Borrower, LLC / Prime(b)		5.7500	04/15/26	649,857
525,000	Prime Security Services Borrower, LLC / Prime(b),(c)		6.2500	01/15/28	523,073
518,000	Sotheby’s(b)		7.3750	10/15/27	431,838
750,000	Sotheby’s/Bidfair Holdings, Inc.(b)		5.8750	06/01/29	548,042
830,000	TriNet Group, Inc.(b)		3.5000	03/01/29	752,733
					7,873,981
	CONSTRUCTION MATERIALS — 0.7%
328,000	Standard Industries, Inc.(b)		4.7500	01/15/28	314,345
1,174,000	Standard Industries, Inc.(b)		3.3750	01/15/31	1,005,413
					1,319,758
	CONSUMER SERVICES — 1.2%
1,030,000	PROG Holdings, Inc.(b)		6.0000	11/15/29	991,018
1,201,000	Upbound Group, Inc.(b),(c)		6.3750	02/15/29	1,175,475
					2,166,493
	CONTAINERS & PACKAGING — 3.1%
1,014,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(b),(c)		3.2500	09/01/28	903,259
1,405,000	Clydesdale Acquisition Holdings, Inc.(b),(c)		8.7500	04/15/30	1,380,140
904,000	Crown Americas, LLC(c)		5.2500	04/01/30	886,090

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	CONTAINERS & PACKAGING — 3.1% (Continued)
507,000	LABL, Inc.(b)		5.8750	11/01/28	$468,426
629,000	LABL, Inc.(b)		9.5000	11/01/28	636,262
582,000	Mauser Packaging Solutions Holding Company(b),(c)		7.8750	08/15/26	590,076
915,000	Silgan Holdings, Inc.		4.1250	02/01/28	871,894
					5,736,147
	ELECTRIC UTILITIES — 4.0%
703,000	Calpine Corporation(b)		5.0000	02/01/31	664,216
982,000	Calpine Corporation(b)		3.7500	03/01/31	871,677
1,095,000	Clearway Energy Operating, LLC(b),(c)		3.7500	01/15/32	955,270
740,000	NextEra Energy Operating Partners, L.P.(b),(c)		4.5000	09/15/27	708,869
1,350,000	NextEra Energy Operating Partners, L.P.(b),(c)		7.2500	01/15/29	1,402,941
1,290,000	NRG Energy Inc(b),(c)		3.6250	02/15/31	1,129,216
555,000	NRG Energy, Inc.(b)		5.2500	06/15/29	538,591
310,000	Vistra Operations Company, LLC(b)		5.0000	07/31/27	303,674
885,000	Vistra Operations Company, LLC(b)		7.7500	10/15/31	934,244
					7,508,698
	ENGINEERING & CONSTRUCTION — 0.6%
1,105,000	VM Consolidated, Inc.(b)		5.5000	04/15/29	1,071,077

	ENTERTAINMENT CONTENT — 2.0%
1,250,000	Banijay Entertainment S.A.SU(b)		8.1250	05/01/29	1,293,741
874,000	Paramount Global(d)	H15T5Y + 3.999%	6.3750	03/30/62	803,914
1,060,000	Univision Communications, Inc.(b)		6.6250	06/01/27	1,055,227
421,000	Univision Communications, Inc.(b),(c)		7.3750	06/30/30	404,869
196,000	ViacomCBS, Inc.(d)	ICE LIBOR USD 3 Month + 3.899%	6.2500	02/28/57	171,307
					3,729,058
	FOOD — 0.9%
400,000	HLF Financing Sarl, LLC / Herbalife International,(b)		12.2500	04/15/29	401,286
1,605,000	HLF Financing Sarl, LLC / Herbalife International,(b),(c)		4.8750	06/01/29	1,092,884
209,000	Land O’Lakes Capital Trust I(b)		7.4500	03/15/28	203,963
					1,698,133
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
850,000	Glatfelter Corporation(b)		4.7500	11/15/29	721,173

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.9%
533,000	Concentra Escrow Issuer Corporation(b)		6.8750	07/15/32	$550,338
575,000	Molina Healthcare Inc 3.875% 11/15/2030(b),(c)		3.8750	11/15/30	520,294
622,000	Select Medical Corporation(b)		6.2500	08/15/26	627,221
					1,697,853
	HOME CONSTRUCTION — 0.6%
361,000	Mattamy Group Corporation(b)		5.2500	12/15/27	353,414
830,000	Mattamy Group Corporation(b)		4.6250	03/01/30	777,830
					1,131,244
	HOUSEHOLD PRODUCTS — 0.3%
525,000	Edgewell Personal Care Company(b)		4.1250	04/01/29	489,171

	INDUSTRIAL SUPPORT SERVICES — 0.3%
620,000	EquipmentShare.com, Inc.(b)		8.6250	05/15/32	644,541

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
716,000	Jane Street Group / JSG Finance, Inc.(b)		7.1250	04/30/31	741,556
850,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	873,532
					1,615,088
	INSURANCE — 1.9%
700,000	Baldwin Insurance Group Holdings, LLC / Baldwin(b)		7.1250	05/15/31	721,192
1,050,000	Howden UK Refinance plc / Howden UK Refinance 2(b)		7.2500	02/15/31	1,053,701
719,000	Jones Deslauriers Insurance Management, Inc.(b)		8.5000	03/15/30	754,676
520,000	Panther Escrow Issuer, LLC(b)		7.1250	06/01/31	533,934
450,000	Ryan Specialty Group, LLC(b)		4.3750	02/01/30	424,122
					3,487,625
	INTERNET MEDIA & SERVICES — 0.7%
1,352,000	GrubHub Holdings, Inc.(b)		5.5000	07/01/27	1,240,320

	LEISURE FACILITIES & SERVICES — 9.4%
425,000	Brinker International, Inc.(b)		5.0000	10/01/24	424,242
240,000	Brinker International, Inc.(b)		8.2500	07/15/30	253,035
570,000	Caesars Entertainment, Inc.(b),(c)		4.6250	10/15/29	529,963

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	LEISURE FACILITIES & SERVICES — 9.4% (Continued)
111,000	Caesars Entertainment, Inc.(b)		6.5000	02/15/32	$112,423
1,297,000	Carnival Corporation(b)		5.7500	03/01/27	1,291,426
967,000	Carnival Corporation(b),(c)		6.0000	05/01/29	965,336
470,000	Carnival Corporation(b),(c)		10.5000	06/01/30	511,131
1,365,000	CEC Entertainment Company, LLC(b)		6.7500	05/01/26	1,363,938
1,075,000	Fertitta Entertainment, LLC / Fertitta(b),(c)		6.7500	01/15/30	954,536
663,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		5.0000	06/01/29	624,032
555,000	Hilton Grand Vacations Borrower Escrow, LLC /(b)		4.8750	07/01/31	499,945
688,000	Melco Resorts Finance Ltd.(b)		5.7500	07/21/28	646,061
729,000	Melco Resorts Finance Ltd.(b),(c)		5.3750	12/04/29	658,898
710,000	NCL Corporation Ltd.(b)		3.6250	12/15/24	703,552
187,000	NCL Corporation Ltd.(b)		5.8750	03/15/26	186,337
1,086,000	NCL Corporation Ltd.(b),(c)		7.7500	02/15/29	1,143,675
765,000	Ontario Gaming GTA, L.P.(b)		8.0000	08/01/30	791,951
510,000	Raising Cane’s Restaurants, LLC(b)		9.3750	05/01/29	551,215
170,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	165,543
126,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	125,449
934,000	Royal Caribbean Cruises Ltd.(b)		6.0000	02/01/33	940,693
1,160,000	SeaWorld Parks & Entertainment, Inc.(b),(c)		5.2500	08/15/29	1,105,834
515,000	Station Casinos, LLC(b)		6.6250	03/15/32	520,123
1,100,000	Studio City Finance Ltd.(b)		5.0000	01/15/29	980,992
270,000	Travel + Leisure Company(b)		4.5000	12/01/29	251,166
424,000	Wyndham Destinations, Inc.		6.0000	04/01/27	425,727
890,000	Wynn Macau Ltd.(b)		5.1250	12/15/29	814,581
					17,541,804
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,007,000	Medline Borrower, L.P.(b),(c)		3.8750	04/01/29	939,719
180,000	Medline Borrower, L.P./Medline Co-Issuer, Inc.(b)		6.2500	04/01/29	183,947
					1,123,666
	METALS & MINING — 2.5%
575,000	Cleveland-Cliffs, Inc.(b),(c)		4.6250	03/01/29	545,948
1,420,000	FMG Resources August 2006 Pty Ltd.(b)		4.3750	04/01/31	1,285,084
410,000	Hudbay Minerals, Inc.(b),(c)		6.1250	04/01/29	410,231
305,000	Mineral Resources Ltd.(b)		8.1250	05/01/27	309,420

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	METALS & MINING — 2.5% (Continued)
500,000	Mineral Resources Ltd.(b)		9.2500	10/01/28	$531,637
1,274,000	Mineral Resources Ltd.(b),(c)		8.5000	05/01/30	1,329,188
255,000	Warrior Met Coal, Inc.(b)		7.8750	12/01/28	261,478
					4,672,986
	OIL & GAS PRODUCERS — 12.6%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(b)		5.7500	01/15/28	571,763
340,000	Antero Resources Corporation(b),(c)		5.3750	03/01/30	332,475
820,000	Baytex Energy Corporation(b)		7.3750	03/15/32	837,824
520,000	Civitas Resources, Inc.(b)		8.3750	07/01/28	546,487
162,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	175,005
445,000	Civitas Resources, Inc.(b)		8.7500	07/01/31	479,095
815,000	Comstock Resources, Inc.(b),(c)		6.7500	03/01/29	790,520
870,000	Comstock Resources, Inc.(b)		5.8750	01/15/30	807,761
234,000	Crescent Energy Finance, LLC(b)		9.2500	02/15/28	246,952
500,000	Crescent Energy Finance, LLC(b)		7.6250	04/01/32	512,844
535,000	Crescent Energy Finance, LLC(b)		7.3750	01/15/33	543,081
885,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	920,058
100,000	Earthstone Energy Holdings, LLC(b)		8.0000	04/15/27	103,270
446,000	Earthstone Energy Holdings, LLC(b)		9.8750	07/15/31	497,728
45,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/27	46,257
80,000	EQM Midstream Partners, L.P.		5.5000	07/15/28	79,654
222,000	EQM Midstream Partners, L.P.(b)		7.5000	06/01/30	239,561
550,000	Genesis Energy, L.P. / Genesis Energy Finance(c)		8.2500	01/15/29	572,464
674,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	713,823
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	122,471
1,322,000	Harvest Midstream I, L.P.(b)		7.5000	09/01/28	1,354,823
400,000	Harvest Midstream I, L.P.(b)		7.5000	05/15/32	412,050
630,000	HF Sinclair Corporation(b)		5.0000	02/01/28	618,145
1,034,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		5.7500	02/01/29	1,017,481
665,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	647,276
282,000	Howard Midstream Energy Partners, LLC(b)		8.8750	07/15/28	300,181
560,000	Howard Midstream Energy Partners, LLC(b)		7.3750	07/15/32	577,268
1,810,000	ITT Holdings, LLC(b)		6.5000	08/01/29	1,700,333
610,000	Murphy Oil USA, Inc.		4.7500	09/15/29	583,267

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	OIL & GAS PRODUCERS — 12.6% (Continued)
114,000	NGL Energy Partners, L.P.(b)		8.1250	02/15/29	$115,582
1,155,000	NGL Energy Partners, L.P.(b)		8.3750	02/15/32	1,181,029
152,000	NuStar Logistics, L.P.		5.7500	10/01/25	152,101
379,000	NuStar Logistics, L.P.(c)		6.3750	10/01/30	386,879
335,000	Southwestern Energy Company		5.3750	03/15/30	326,565
1,404,000	Strathcona Resources Ltd.(b)		6.8750	08/01/26	1,410,916
340,000	Sunoco, L.P.(b)		7.2500	05/01/32	353,775
355,000	Talos Production, Inc.(b)		9.0000	02/01/29	374,077
555,000	Talos Production, Inc.(b)		9.3750	02/01/31	587,956
1,231,000	Venture Global Calcasieu Pass, LLC(b)		3.8750	08/15/29	1,138,706
821,000	Vital Energy, Inc.(b)		7.8750	04/15/32	835,477
					23,212,980
	OIL & GAS SERVICES & EQUIPMENT — 2.4%
491,000	Archrock Partners, L.P. / Archrock Partners(b)		6.8750	04/01/27	493,203
779,304	Atlas Energy Solutions, Inc.		5.0000	01/31/26	716,960
571,000	Kodiak Gas Services, LLC(b)		7.2500	02/15/29	587,705
240,000	Nabors Industries Ltd.(b),(c)		7.5000	01/15/28	236,004
759,000	Nabors Industries, Inc.(b)		7.3750	05/15/27	773,461
375,000	Nabors Industries, Inc.(b),(c)		9.1250	01/31/30	400,873
1,235,000	Valaris Ltd.(b)		8.3750	04/30/30	1,292,605
					4,500,811
	PUBLISHING & BROADCASTING — 0.4%
740,000	Belo Corporation		7.7500	06/01/27	767,832

	REAL ESTATE INVESTMENT TRUSTS — 2.1%
1,305,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)		3.3750	06/15/26	1,246,344
335,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b),(c)		8.0000	06/15/27	350,724
500,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b),(c)		3.7500	09/15/30	439,132
450,000	Service Properties Trust		4.7500	10/01/26	431,440
379,000	Service Properties Trust		5.5000	12/15/27	361,468
530,000	Service Properties Trust		8.3750	06/15/29	528,251
385,000	Service Properties Trust		4.9500	10/01/29	306,497
230,000	Service Properties Trust		8.8750	06/15/32	218,885
					3,882,741

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 1.1%
613,000	Greystar Real Estate Partners, LLC(b)		7.7500	09/01/30	$652,009
1,278,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	1,125,014
419,000	Kennedy-Wilson, Inc.(c)		4.7500	02/01/30	357,580
					2,134,603
	REAL ESTATE SERVICES — 0.5%
844,000	Cushman & Wakefield US Borrower, LLC(b)		6.7500	05/15/28	845,471
61,000	Cushman & Wakefield US Borrower, LLC(b)		8.8750	09/01/31	65,656
					911,127
	RENEWABLE ENERGY — 0.8%
808,000	Atlantica Sustainable Infrastructure plc(b)		4.1250	06/15/28	800,183
554,000	EnerSys(b)		4.3750	12/15/27	532,256
95,000	EnerSys(b)		6.6250	01/15/32	96,805
					1,429,244
	RETAIL - CONSUMER STAPLES — 0.5%
440,000	Albertsons Companies Inc / Safeway Inc / New(b)		4.6250	01/15/27	429,014
506,000	Albertsons Companies Inc / Safeway Inc / New(b)		5.8750	02/15/28	502,458
					931,472
	RETAIL - DISCRETIONARY — 3.8%
900,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(c)		5.3750	03/01/29	824,086
1,295,000	Hertz Corporation (The)(b),(c)		4.6250	12/01/26	971,121
163,000	Hertz Corporation (The)(b)		12.6250	07/15/29	173,262
1,658,000	Kohl’s Corporation(c)		4.6250	05/01/31	1,348,679
1,517,000	LBM Acquisition, LLC(b),(c)		6.2500	01/15/29	1,342,105
689,000	Metis Merger Sub, LLC(b),(c)		6.5000	05/15/29	657,196
1,274,000	Park River Holdings, Inc.(b),(c)		6.7500	08/01/29	1,069,900
675,000	Specialty Building Products Holdings, LLC / SBP(b)		6.3750	09/30/26	665,112
					7,051,461
	SEMICONDUCTORS — 0.5%
895,000	Entegris Escrow Corporation(b)		5.9500	06/15/30	893,184

	SOFTWARE — 4.2%
1,177,000	Capstone Borrower, Inc.(b)		8.0000	06/15/30	1,222,435
485,000	Central Parent, Inc. / Central Merger Sub, Inc.(b)		7.2500	06/15/29	488,991
189,000	Central Parent, LLC / CDK Global II, LLC / CDK(b)		8.0000	06/15/29	193,510

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	SOFTWARE — 4.2% (Continued)
480,000	Cloud Software Group, Inc.(b)		8.2500	06/30/32	$498,316
1,660,000	Condor Merger Sub, Inc.(b),(c)		7.3750	02/15/30	1,549,694
1,350,000	Helios Software Holdings, Inc. / ION Corporate(b)		4.6250	05/01/28	1,232,047
164,000	NortonLifeLock, Inc.(b)		6.7500	09/30/27	166,899
231,000	NortonLifeLock, Inc.(b),(c)		7.1250	09/30/30	238,976
34,000	Open Text Corporation(b)		3.8750	02/15/28	31,776
861,000	Open Text Corporation(b)		3.8750	12/01/29	782,420
1,132,000	Picard Midco, Inc.(b)		6.5000	03/31/29	1,104,140
903,240	Rackspace Finance, LLC(b)		3.5000	05/15/28	392,316
					7,901,520
	SPECIALTY FINANCE — 9.0%
455,000	AerCap Global Aviation Trust(b),(e)	US0003M + 4.300%	6.5000	06/15/45	454,784
495,000	AerCap Holdings N.V.(d)	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.535%	5.8750	10/10/79	494,107
763,000	Aircastle Ltd.(b),(d)	H15T5Y + 4.410%	5.2500	09/15/71	745,303
1,375,000	Ally Financial, Inc.(c)		6.7000	02/14/33	1,407,205
1,505,000	Apollo Commercial Real Estate Finance, Inc.(b)		4.6250	06/15/29	1,284,817
127,000	Bread Financial Holdings, Inc.(b)		7.0000	01/15/26	126,718
1,444,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	1,549,153
660,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	646,001
370,000	Burford Capital Global Finance, LLC(b)		9.2500	07/01/31	394,491
1,500,000	Cobra AcquisitionCo, LLC(b),(c)		6.3750	11/01/29	1,231,446
900,000	Credit Acceptance Corporation(b)		9.2500	12/15/28	961,490
430,000	Enova International, Inc.(b)		8.5000	09/15/25	430,808
585,000	Enova International, Inc.(b)		11.2500	12/15/28	630,803
585,000	Enova International, Inc.(b)		9.1250	08/01/29	590,166
512,000	FirstCash, Inc.(b)		4.6250	09/01/28	489,468
229,000	FirstCash, Inc.(b)		5.6250	01/01/30	222,637
330,000	FirstCash, Inc.(b)		6.8750	03/01/32	334,075
209,000	goeasy Ltd.(b)		4.3750	05/01/26	203,601
970,000	goeasy Ltd.(b)		7.6250	07/01/29	992,861
501,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	485,273
1,024,000	LFS Topco, LLC(b)		5.8750	10/15/26	951,713

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	SPECIALTY FINANCE — 9.0% (Continued)
387,000	OneMain Finance Corporation(c)		5.3750	11/15/29	$371,630
440,000	OneMain Finance Corporation		7.5000	05/15/31	452,668
1,450,000	Pattern Energy Operations, L.P. / Pattern Energy(b)		4.5000	08/15/28	1,369,100
					16,820,318
	STEEL — 0.8%
433,000	Allegheny Technologies, Inc.		4.8750	10/01/29	413,335
95,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	82,187
275,000	Commercial Metals Company		4.1250	01/15/30	254,885
777,000	Commercial Metals Company		3.8750	02/15/31	698,601
					1,449,008
	TECHNOLOGY HARDWARE — 2.3%
725,000	Imola Merger Corporation(b)		4.7500	05/15/29	682,639
850,000	NCR Corporation(b)		5.1250	04/15/29	811,757
700,000	Seagate HDD Cayman		4.0910	06/01/29	657,322
1,005,000	TTM Technologies, Inc.(b),(c)		4.0000	03/01/29	934,080
1,234,000	Viasat, Inc.(b),(c)		7.5000	05/30/31	907,769
290,000	ViaSat, Inc.(b)		5.6250	04/15/27	272,506
					4,266,073
	TECHNOLOGY SERVICES — 3.4%
868,000	Acuris Finance US, Inc. / Acuris Finance S.A.RL(b)		5.0000	05/01/28	773,682
1,255,000	Ahead DB Holdings, LLC(b),(c)		6.6250	05/01/28	1,194,913
635,000	Block, Inc.(b)		6.5000	05/15/32	646,339
486,000	Fortress Intermediate 3, Inc.(b)		7.5000	06/01/31	498,923
460,000	GTCR W-2 Merger Sub, LLC(b)		7.5000	01/15/31	484,761
880,000	ION Trading Technologies Sarl(b)		5.7500	05/15/28	817,559
415,000	ION Trading Technologies Sarl(b)		9.5000	05/30/29	431,462
1,025,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	1,014,816
620,000	MPH Acquisition Holdings, LLC(b)		5.7500	11/01/28	368,013
					6,230,468
	TELECOMMUNICATIONS — 4.5%
3,135,000	Altice France S.A.(b),(c)		5.5000	10/15/29	2,195,840
1,700,000	C&W Senior Financing DAC(b)		6.8750	09/15/27	1,662,665
442,000	Cogent Communications Group, Inc.(b)		7.0000	06/15/27	446,322
490,000	Cogent Communications Group, Inc. / Cogent(b)		7.0000	06/15/27	495,270

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.0% (Continued)
	TELECOMMUNICATIONS — 4.5% (Continued)
652,000	Connect Finco S.A.RL / Connect US Finco, LLC(b)		6.7500	10/01/26	$641,321
1,190,000	Iliad Holding S.A.SU(b)		7.0000	10/15/28	1,193,107
548,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	569,888
760,000	Telesat Canada / Telesat, LLC(b)		4.8750	06/01/27	347,474
739,000	Vmed O2 UK Financing I plc(b)		7.7500	04/15/32	737,326
					8,289,213
	TRANSPORTATION & LOGISTICS — 3.3%
765,000	Air Canada(b)		3.8750	08/15/26	736,466
725,000	American Airlines, Inc.(b),(c)		7.2500	02/15/28	725,045
810,000	American Airlines, Inc.(b)		8.5000	05/15/29	834,503
1,270,000	Cargo Aircraft Management, Inc.(b),(c)		4.7500	02/01/28	1,194,950
1,227,120	Hawaiian Brand Intellectual Property Ltd. /(b),(c)		11.0000	04/15/29	1,167,034
271,000	United Airlines, Inc.(b)		4.3750	04/15/26	264,374
1,235,000	United Airlines, Inc.(b)		4.6250	04/15/29	1,168,044
					6,090,416
	WHOLESALE - CONSUMER STAPLES — 1.3%
1,925,000	C&S Group Enterprises, LLC(b)		5.0000	12/15/28	1,437,500
285,000	Performance Food Group, Inc.(b)		5.5000	10/15/27	281,047
835,000	Performance Food Group, Inc.(b)		4.2500	08/01/29	772,973
					2,491,520
	TOTAL CORPORATE BONDS (Cost $181,632,126)				180,296,035

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 22.9%
	COLLATERAL FOR SECURITIES LOANED - 21.0%
38,969,264	Mount Vernon Liquid Assets Portfolio, LLC, 5.45% (Cost $38,969,237)(f),(g)	38,969,264

	MONEY MARKET FUND - 1.9%
3,501,216	First American Government Obligations Fund Class Z, Class Z, 5.18% (Cost $3,501,216)(f)	3,501,216

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,470,453)	42,470,480

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value

	TOTAL INVESTMENTS - 120.8% (Cost $225,299,512)	$224,379,330
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.8)%	(38,626,622)
	NET ASSETS - 100.0%	$185,752,708

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 161,650,484 or 87.0% of net assets.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $38,290,509,680 at July 31, 2024.

(d)	Variable rate security; the rate shown represents the rate on July 31, 2024.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(g)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.1% of net assets. The total value of these securities is $186,400.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.0%(a)
	RESIDENTIAL MORTGAGE — 0.0%(a)
9,299 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(b)	EUR003M + 0.150%	3.8240	01/18/49	$9,951

	TOTAL ASSET BACKED SECURITIES (Cost $9,863)				9,951

	CORPORATE BONDS — 64.5%
	AEROSPACE & DEFENSE — 0.3%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	205,111

	APPAREL & TEXTILE PRODUCTS — 0.3%
200,000 EUR	Kering S.A.		3.8750	09/05/35	219,938

	ASSET MANAGEMENT — 0.6%
5,000 USD	Blue Owl Credit Income Corporation		6.6500	03/15/31	5,024
300,000 EUR	JAB Holdings BV		1.0000	12/20/27	302,458
147,000 USD	MDGH GMTN RSC Ltd.(c)		5.8750	05/01/34	156,471
					463,953
	AUTOMOTIVE — 3.0%
300,000 GBP	Aston Martin Capital Holdings Ltd.(c)		10.3750	03/31/29	387,240
300,000 EUR	Daimler A.G.		0.7500	02/08/30	287,369
220,000 EUR	Grupo Antolin-Irausa S.A.		3.5000	04/30/28	196,110
200,000 USD	Hyundai Capital America(c),(d)		3.0000	02/10/27	190,809
100,000 USD	Hyundai Capital America(c)		6.5000	01/16/29	105,500
107,000 USD	Iochpe-Maxion Austria GmbH / Maxion Wheels de(c)		5.0000	05/07/28	98,578
255,000 USD	Nissan Motor Company Ltd.(c)		4.8100	09/17/30	239,346
250,000 EUR	Stellantis N.V.		4.2500	06/16/31	279,432
138,000 USD	Uzauto Motors AJ(c)		4.8500	05/04/26	129,720
200,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	208,866
100,000 EUR	ZF Finance GmbH		3.7500	09/21/28	105,034
					2,228,004
	BANKING — 9.4%
223,000 USD	Access Bank plc(c)		6.1250	09/21/26	212,408
250,000 EUR	AIB Group PLC		2.2500	07/03/25	267,658

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	BANKING — 9.4% (Continued)
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A.		3.5000	02/10/27	$326,246
92,000 USD	Banco Davivienda S.A.(b),(c)	H15T10Y + 5.097%	6.6500	04/22/71	71,215
139,000 USD	Banco Davivienda S.A.(b)	H15T10Y + 5.097%	6.6500	04/22/71	107,597
201,000 USD	Banco de Credito del Peru S.A.(b),(c)	H15T5Y + 3.000%	3.1250	07/01/30	195,246
622,000 USD	Banco Mercantil del Norte S.A.(b),(c),(d)	H15T5Y + 4.967%	6.7500	09/27/68	619,916
335,000 USD	Banco Mercantil del Norte S.A.(b),(c)	H15T5Y + 4.643%	5.8750	11/24/71	321,328
200,000 USD	Banco Santander S.A.(b)	H15T1Y + 2.000%	4.1750	03/24/28	194,620
338,000 USD	Bancolombia S.A.(b)	H15T5Y + 2.944%	4.6250	12/18/29	335,173
350,000 USD	Barclays plc		5.0880	06/20/30	341,467
193,000 USD	BBVA Bancomer S.A.(b),(c)	H15T5Y + 3.000%	5.3500	11/12/29	191,299
468,000 USD	BBVA Bancomer S.A.(b),(c)	H15T5Y + 2.650%	5.1250	01/18/33	436,360
300,000 EUR	BNP Paribas S.A.		4.0950	02/13/34	333,623
250,000 USD	BPCE S.A.(b),(c)	H15T1Y + 2.791%	6.5080	01/18/35	257,127
200,000 EUR	BPCE S.A.(b)		5.1250	01/25/35	225,229
200,000 EUR	CaixaBank S.A.		4.2500	09/06/30	227,767
225,000 EUR	Cooperatieve Rabobank UA		1.3750	02/03/27	235,443
270,000 USD	Deutsche Bank A.G.(b)	SOFRRATE + 1.219%	2.3110	11/16/27	252,211
240,000 USD	HSBC Holdings PLC(b)	SOFRRATE + 1.187%	2.8040	05/24/32	205,105
200,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	237,281
250,000 EUR	Natwest Group PLC		1.7500	03/02/26	267,573
220,000 USD	NatWest Group plc(b)	H15T5Y + 2.200%	6.4750	06/01/34	227,497
200,000 USD	NatWest Markets plc(c)		5.4100	05/17/29	203,197
300,000 USD	Societe Generale S.A.(b),(c)	H15T1Y + 1.300%	2.8890	06/09/32	251,343
150,000 USD	Standard Chartered plc(b),(c)	H15T1Y + 1.450%	5.9050	05/14/35	152,855
150,000 USD	Standard Chartered PLC(b),(c)	H15T5Y + 2.300%	3.2650	02/18/36	129,726
95,000 USD	Yapi ve Kredi Bankasi A/S(b),(c)	H15T5Y + 5.278%	9.2500	01/17/34	98,067
					6,924,577
	BEVERAGES — 0.6%
200,000 USD	Bacardi Ltd. / Bacardi-Martini BV(c)		5.2500	01/15/29	200,923
250,000 EUR	Diageo Capital BV		1.5000	06/08/29	253,509
					454,432
	BIOTECH & PHARMA — 2.7%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	270,481

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	BIOTECH & PHARMA — 2.7% (Continued)
250,000 GBP	GlaxoSmithKline Capital PLC		1.2500	10/12/28	$286,109
100,000 EUR	Grifols S.A.		2.2500	11/15/27	100,393
270,000 EUR	Grifols S.A.		3.8750	10/15/28	258,059
300,000 EUR	Mylan N.V.		3.1250	11/22/28	320,373
300,000 USD	Royalty Pharma plc		3.3000	09/02/40	222,410
200,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	195,349
245,000 EUR	Teva Pharmaceutical Finance Netherlands II BV		7.8750	09/15/31	311,448
					1,964,622
	CABLE & SATELLITE — 0.7%
200,000 EUR	Altice Financing S.A.		4.2500	08/15/29	166,470
300,000 EUR	United Group BV		3.1250	02/15/26	320,994
					487,464
	CHEMICALS — 2.4%
200,000 EUR	BASF S.E.		3.7500	06/29/32	222,623
233,000 USD	Braskem Netherlands Finance BV(c),(d)		4.5000	01/10/28	215,574
100,000 EUR	INEOS Quattro Finance 1 PLC		3.7500	07/15/26	106,152
190,000 EUR	INEOS Quattro Finance 1 PLC(c)		3.7500	07/15/26	201,689
200,000 EUR	Nobian Finance BV(c)		3.6250	07/15/26	213,426
100,000 EUR	Nobian Finance BV		3.6250	07/15/26	106,713
89,000 USD	OCP S.A.(c)		7.5000	05/02/54	92,162
626,000 USD	Sasol Financing USA, LLC(d)		4.3750	09/18/26	599,640
					1,757,979
	CONSTRUCTION MATERIALS — 0.7%
200,000 EUR	Holcim Finance Luxembourg S.A.		0.5000	09/03/30	182,471
365,000 USD	Sisecam UK plc(c)		8.2500	05/02/29	372,144
					554,615
	CONTAINERS & PACKAGING — 1.0%
300,000 EUR	Ardagh Metal Packaging Finance USA, LLC / Ardagh		3.0000	09/01/29	267,799
100,000 GBP	Ardagh Packaging Finance plc / Ardagh Holdings		4.7500	07/15/27	69,687
220,000 EUR	Kleopatra Finco Sarl		4.2500	03/01/26	214,402
200,000 EUR	Trivium Packaging Finance BV		3.7500	08/15/26	213,457
					765,345
	ELEC & GAS MARKETING & TRADING — 0.5%
350,000 EUR	Orsted A/S		1.5000	11/26/29	346,960

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	ELECTRIC UTILITIES — 5.0%
260,000 USD	Adani Electricity Mumbai Ltd.(c)		3.9490	02/12/30	$228,463
241,000 USD	Adani Green Energy UP Ltd. / Prayatna Developers(c)		6.7000	03/12/42	230,975
222,525 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(c)		4.6250	10/15/39	184,544
144,000 USD	Adani Transmission Step-One Ltd.(c)		4.0000	08/03/26	138,614
89,610 USD	Clean Renewable Power Mauritius Pte Ltd.(c)		4.2500	03/25/27	84,765
24,000 USD	Comision Federal de Electricidad		3.8750	07/26/33	19,809
250,000 USD	Enel Finance International N.V.(c)		5.5000	06/15/52	233,867
235,000 USD	Eskom Holdings SOC Ltd.(c)		7.1250	02/11/25	235,171
97,000 USD	Eskom Holdings SOC Ltd.(c)		8.4500	08/10/28	99,604
287,560 USD	Greenko Dutch BV(c)		3.8500	03/29/26	275,339
200,000 EUR	Iberdrola Finanzas S.A.		1.0000	03/07/25	213,298
292,887 USD	Minejesa Capital BV(c)		4.6250	08/10/30	283,631
20,000 USD	Minejesa Capital BV(c)		5.6250	08/10/37	18,563
421,640 USD	Mong Duong Finance Holdings BV(c)		5.1250	05/07/29	405,392
290,000 USD	MSU Energy S.A. / UGEN S.A. / UENSA S.A.(c)		6.8750	02/01/25	240,308
500,000 EUR	National Grid PLC		0.1630	01/20/28	486,086
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	307,478
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,261
33,000 USD	Star Energy Geothermal Darajat II / Star Energy(c)		4.8500	10/14/38	30,610
					3,723,778
	ELECTRICAL EQUIPMENT — 1.1%
300,000 GBP	Siemens Financieringsmaatschappij N.V.		1.0000	02/20/25	377,396
198,900 EUR	TK Elevator Holdco GmbH		6.6250	07/15/28	210,415
200,000 EUR	Vertical Midco GmbH		4.3750	07/15/27	212,063
					799,874
	ENGINEERING & CONSTRUCTION — 1.9%
405,000 USD	ATP Tower Holdings, LLC / Andean Tower Partners(c)		4.0500	04/27/26	392,350
300,000 EUR	Cellnex Finance Company S.A.		2.0000	02/15/33	284,325
350,000 USD	HTA Group Ltd./Mauritius(c)		7.5000	06/04/29	351,533
100,000 USD	IHS Holding Ltd.(c)		5.6250	11/29/26	95,478
193,000 USD	IHS Holding Ltd.(c)		6.2500	11/29/28	172,656
112,000 USD	IHS Netherlands Holdco BV(c)		8.0000	09/18/27	109,403

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	ENGINEERING & CONSTRUCTION — 1.9% (Continued)
					$1,405,745

	ENTERTAINMENT CONTENT — 0.4%
260,000 GBP	Pinewood Finco plc(c)		6.0000	03/27/30	333,269

	FOOD — 0.4%
200,000 EUR	Danone S.A.		3.0710	09/07/32	214,461
96,000 USD	Minerva Luxembourg S.A.(c)		4.3750	03/18/31	80,959
					295,420
	HEALTH CARE FACILITIES & SERVICES — 0.6%
400,000 EUR	Catalent Pharma Solutions, Inc.		2.3750	03/01/28	419,688

	HOUSEHOLD PRODUCTS — 0.4%
300,000 EUR	Unilever Finance Netherlands BV		1.7500	03/25/30	305,580

	INDUSTRIAL SUPPORT SERVICES — 0.5%
200,000 GBP	Motability Operations Group plc		5.6250	01/24/54	264,092
87,920 EUR	Techem Verwaltungsgesellschaft 674 mbH		6.0000	07/30/26	95,427
					359,519
	INSTITUTIONAL FINANCIAL SERVICES — 0.4%
150,000 USD	Nomura Holdings, Inc.		1.6530	07/14/26	140,152
150,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	134,528
					274,680
	INSURANCE — 0.7%
200,000 EUR	Allianz S.E.		3.0990	07/06/47	213,991
25,000 USD	Nippon Life Insurance Company(b),(c)	H15T5Y + 2.954%	6.2500	09/13/53	26,276
250,000 EUR	NN Group N.V.		1.6250	06/01/27	259,714
					499,981
	INTERNET MEDIA & SERVICES — 1.0%
250,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	291,047
210,000 USD	Prosus N.V.(c)		3.0610	07/13/31	175,553
223,000 USD	Prosus N.V.		3.0610	07/13/31	186,421
150,000 USD	Prosus N.V.(c)		3.8320	02/08/51	99,063
					752,084

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	LEISURE FACILITIES & SERVICES — 1.9%
250,000 GBP	888 Acquisitions Ltd.(c)		10.7500	05/15/30	$327,366
200,000 EUR	Accor S.A.		7.2500	10/11/73	237,340
200,000 USD	Melco Resorts Finance Ltd.		5.6250	07/17/27	190,943
106,000 USD	Melco Resorts Finance Ltd.(c)		5.7500	07/21/28	99,538
148,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	138,978
73,000 USD	Studio City Finance Ltd.(c)		6.0000	07/15/25	72,833
384,000 USD	Studio City Finance Ltd.(c)		5.0000	01/15/29	342,456
					1,409,454
	MACHINERY — 0.4%
250,000 EUR	Smiths Group plc		2.0000	02/23/27	261,770

	MEDICAL EQUIPMENT & DEVICES — 0.7%
300,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	269,546
275,000 USD	Smith & Nephew plc		5.4000	03/20/34	277,099
					546,645
	METALS & MINING — 2.0%
311,000 USD	Freeport Indonesia PT		5.3150	04/14/32	306,139
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	300,628
200,000 USD	Glencore Funding, LLC(c)		5.6340	04/04/34	200,939
26,000 USD	Indonesia Asahan Aluminium Persero PT(c)		5.8000	05/15/50	24,512
321,190 USD	Samarco Mineracao S.A.(c)		9.0000	06/30/31	297,789
25,000 USD	Vale Overseas Ltd.		6.4000	06/28/54	24,910
89,880 USD	Vedanta Resources Finance II plc		13.8750	12/09/28	89,849
234,000 USD	WE Soda Investments Holding plc(c)		9.5000	10/06/28	240,956
					1,485,722
	OIL & GAS PRODUCERS — 10.6%
388,000 USD	3R Lux S.A.RL(c)		9.7500	02/05/31	411,990
59,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(c)		3.6500	11/02/29	55,813
78,000 USD	AI Candelaria Spain S.A.(c)		5.7500	06/15/33	63,672
859,000 USD	AI Candelaria Spain S.A.		5.7500	06/15/33	701,204
35,267 USD	AI Candelaria Spain SLU(c)		7.5000	12/15/28	34,991
242,000 USD	Energean Israel Finance Ltd.		4.8750	03/30/26	229,823
250,000 EUR	Eni SpA		2.0000	05/18/31	249,381
250,000 EUR	Exxon Mobil Corporation		0.5240	06/26/28	247,156

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	OIL & GAS PRODUCERS — 10.6% (Continued)
206,000 USD	Geopark Ltd.(c)		5.5000	01/17/27	$193,557
337,000 USD	Gran Tierra Energy, Inc.(c),(d)		9.5000	10/15/29	320,190
200,000 USD	KazMunayGas National Company JSC		3.5000	04/14/33	165,467
54,000 USD	KazMunayGas National Company JSC(c)		5.7500	04/19/47	47,343
116,000 USD	KazMunayGas National Company JSC(c)		6.3750	10/24/48	109,597
536,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	526,974
89,000 USD	Leviathan Bond Ltd.		6.1250	06/30/25	86,905
56,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	53,002
473,512 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	438,486
100,000 USD	Medco Bell Pte Ltd.		6.3750	01/30/27	99,005
656,000 USD	PDVSA(e)		9.0000	11/17/21	79,048
85,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	64,056
30,000 USD	Petroleos Mexicanos		6.5000	01/23/29	27,312
135,000 USD	Petroleos Mexicanos		6.8400	01/23/30	120,927
73,000 USD	Petroleos Mexicanos		5.9500	01/28/31	60,284
264,000 USD	Petroleos Mexicanos		6.7000	02/16/32	225,315
252,000 USD	Petroleos Mexicanos		6.6250	06/15/35	195,865
13,000 USD	Petroleos Mexicanos		6.6250	06/15/38	9,209
31,000 USD	Petroleos Mexicanos		6.9500	01/28/60	20,947
41,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	34,799
62,000 USD	Qatar Petroleum(c)		2.2500	07/12/31	52,863
24,000 USD	Saudi Arabian Oil Company(c)		5.8750	07/17/64	23,484
848,000 USD	SierraCol Energy Andina, LLC(c)		6.0000	06/15/28	763,039
228,000 USD	Southern Gas Corridor CJSC(c)		6.8750	03/24/26	230,294
350,000 USD	TotalEnergies Capital S.A.		5.4880	04/05/54	352,901
229,000 USD	Trident Energy Finance plc(c)		12.5000	11/30/29	238,496
88,000 USD	Tullow Oil plc		7.0000	03/01/25	86,003
673,000 USD	Tullow Oil PLC(c)		7.0000	03/01/25	657,727
267,000 USD	YPF S.A.(c)		8.5000	07/28/25	266,454
334,000 USD	YPF S.A.(c)		9.5000	01/17/31	343,701
					7,887,280
	OIL & GAS SERVICES & EQUIPMENT — 3.1%
505,000 USD	FORESEA Holding S.A.(c),(d)		7.5000	06/15/30	473,154
496,629 USD	MV24 Capital BV(c)		6.7480	06/01/34	471,111

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 3.1% (Continued)
318,000 USD	OHI Group S.A.(c)		13.0000	07/22/29	$320,687
749,480 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	637,210
387,000 USD	Yinson Boronia Production BV(c)		8.9470	07/31/42	393,920
					2,296,082
	PUBLISHING & BROADCASTING — 0.7%
200,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	218,405
250,000 EUR	Informa PLC		2.1250	10/06/25	266,248
					484,653
	REAL ESTATE OWNERS & DEVELOPERS — 0.8%
700,000 USD	China SCE Group Holdings Ltd.(e)		7.0000	05/02/25	41,125
200,000 USD	Country Garden Holdings Company Ltd.		4.8000	08/06/30	16,100
200,000 EUR	CPI Property Group S.A.(f)		1.6250	04/23/27	194,602
330,000 USD	MAF Global Securities Ltd.(b)	H15T5Y + 3.539%	6.3750	09/20/70	327,480
					579,307
	REIT — 0.8%
230,000 GBP	Iron Mountain UK plc		3.8750	11/15/25	290,383
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	290,334
					580,717
	RENEWABLE ENERGY — 0.8%
535,000 USD	Aydem Yenilenebilir Enerji A/S(c)		7.7500	02/02/27	527,834
102,000 USD	Investment Energy Resources Ltd.(c)		6.2500	04/26/29	98,470
					626,304
	RETAIL - CONSUMER STAPLES — 0.3%
200,000 EUR	Carrefour S.A.		4.3750	11/14/31	227,075

	RETAIL - DISCRETIONARY — 1.4%
200,000 EUR	Avis Budget Finance plc(c)		7.0000	02/28/29	213,661
150,000 EUR	Avis Budget Finance plc		7.2500	07/31/30	160,091
200,000 GBP	Marks & Spencer plc		3.7500	05/19/26	252,614
457,000 USD	Movida Europe S.A.(c)		7.8500	04/11/29	429,016
					1,055,382
	SOFTWARE — 0.5%
320,000 EUR	Helios Software Holdings, Inc. / ION Corporate(c)		7.8750	05/01/29	352,334

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	SPECIALTY FINANCE — 0.6%
390,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	$342,408
35,000 USD	Avolon Holdings Funding Ltd.(c)		2.5280	11/18/27	32,040
50,000 USD	Avolon Holdings Funding Ltd.(c)		5.7500	11/15/29	50,770
					425,218
	STEEL — 1.0%
163,000 USD	JSW Steel Ltd.		3.9500	04/05/27	154,514
855,000 USD	Metinvest BV(c)		7.7500	10/17/29	566,687
					721,201
	TECHNOLOGY SERVICES — 0.4%
338,000 USD	Sixsigma Networks Mexico S.A. de CV(c)		7.5000	05/02/25	331,730

	TELECOMMUNICATIONS — 1.8%
100,000 EUR	Altice France Holding S.A.(c)		8.0000	05/15/27	37,650
100,000 EUR	Altice France S.A.(c)		2.1250	02/15/25	102,342
100,000 EUR	Altice France S.A.		2.1250	02/15/25	102,342
16,000 USD	Millicom International Cellular S.A.(c)		4.5000	04/27/31	14,057
87,000 USD	Network i2i Ltd.(b)	H15T5Y + 4.274%	5.6500	04/15/71	87,101
210,000 USD	Network i2i Ltd.(b),(c)	H15T5Y + 4.277%	5.6500	10/15/68	210,244
300,000 EUR	Orange S.A.		2.0000	01/15/29	311,739
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	207,735
190,000 USD	VF Ukraine PAT via VFU Funding plc(c)		6.2000	02/11/25	170,050
105,000 USD	Vodafone Group plc		5.8750	06/28/64	103,355
					1,346,615
	TOBACCO & CANNABIS — 0.5%
165,000 USD	BAT Capital Corporation		4.3900	08/15/37	144,417
150,000 USD	BAT Capital Corporation		7.0810	08/02/53	165,778
85,000 USD	Imperial Brands Finance plc(c)		5.5000	02/01/30	85,550
					395,745
	TRANSPORTATION & LOGISTICS — 1.6%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	210,231
241,000 USD	Adani Ports & Special Economic Zone Ltd.(c)		3.1000	02/02/31	197,916
250,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	289,509
6,000 USD	DP World PLC(c)		4.7000	09/30/49	5,083
119,000 USD	Georgian Railway JSC(c)		4.0000	06/17/28	106,059

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.5% (Continued)
	TRANSPORTATION & LOGISTICS — 1.6% (Continued)
387,000 USD	Grupo Aeromexico S.A.B. de C.V.(c),(d)		8.5000	03/17/27	$387,155
					1,195,953

	TOTAL CORPORATE BONDS (Cost $49,162,146)				47,751,805

	NON U.S. GOVERNMENT & AGENCIES — 26.6%
	LOCAL AUTHORITY — 0.4%
150,000 CAD	Province of British Columbia Canada		3.2000	06/18/44	92,812
250,000 CAD	Province of Ontario Canada		2.8000	06/02/48	141,761
89,335 USD	Provincia de Buenos Aires/Government Bonds(f)		5.2500	09/01/37	39,776
					274,349
	NON U.S. TREASURY — 6.5%
1,800,000 AUD	Australia Government Bond		1.2500	05/21/32	960,735
1,030,000 BRL	Brazil Notas do Tesouro Nacional Serie F		0.0000	01/01/31	168,932
470,000 BRL	Brazil Notas do Tesouro Nacional Serie F		10.0000	01/01/33	76,038
550,000 CAD	Canadian Government Bond		2.2500	06/01/29	384,404
115,200,000 COP	Colombian TES		7.5000	08/26/26	27,755
538,900,000 COP	Colombian TES		6.0000	04/28/28	118,297
1,600,000,000 IDR	Indonesia Treasury Bond		8.7500	05/15/31	108,193
612,000,000 IDR	Indonesia Treasury Bond		8.2500	05/15/36	41,426
76,000 EUR	Ireland Government Bond		5.4000	03/13/25	83,339
50,000 EUR	Ireland Government Bond		0.9000	05/15/28	51,113
130,000 EUR	Ireland Government Bond		1.3000	05/15/33	126,607
750,000 EUR	Italy Buoni Poliennali Del Tesoro		2.8000	12/01/28	806,151
640,000 EUR	Italy Buoni Poliennali Del Tesoro(c)		2.4500	09/01/33	637,559
180,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	08/01/39	217,433
235,000 EUR	Italy Buoni Poliennali Del Tesoro		5.0000	09/01/40	283,734
1,370,000 MXN	Mexican Bonos		7.7500	05/29/31	66,397
1,310,000 MXN	Mexican Bonos		8.5000	11/18/38	62,925
2,730,000 MXN	Mexican Bonos		7.7500	11/13/42	119,409
170,000 EUR	Spain Government Bond		4.2000	01/31/37	202,031
250,000 EUR	Spain Government Bond		2.7000	10/31/48	230,758

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.6% (Continued)
	NON U.S. TREASURY — 6.5% (Continued)
				$4,773,236

	SOVEREIGN — 19.2%
204,000 USD	Angolan Government International Bond(c)	8.7500	04/14/32	182,900
51,000 USD	Angolan Government International Bond(c)	9.1250	11/26/49	42,180
57,000 USD	Argentine Republic Government International Bond	1.0000	07/09/29	32,836
858,240 USD	Argentine Republic Government International Bond(f)	0.7500	07/09/30	464,737
200,000 USD	Bahrain Government International Bond	6.7500	09/20/29	205,500
327,000 USD	Bahrain Government International Bond(c)	5.6250	09/30/31	311,770
37,000 USD	Bahrain Government International Bond(c)	5.2500	01/25/33	33,509
178,000 USD	Bahrain Government International Bond(c)	5.6250	05/18/34	162,875
26,000 USD	Bermuda Government International Bond(c)	4.7500	02/15/29	25,487
120,000 BRL	Brazilian Government International Bond	10.2500	01/10/28	21,678
39,000 USD	Brazilian Government International Bond	4.5000	05/30/29	37,492
175,000 USD	Brazilian Government International Bond	3.8750	06/12/30	158,325
35,000 USD	Brazilian Government International Bond	6.2500	03/18/31	35,353
71,000 USD	Brazilian Government International Bond	6.0000	10/20/33	69,836
299,000 USD	Brazilian Government International Bond	7.1250	05/13/54	295,103
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,740
8,000 USD	Chile Government International Bond	2.4500	01/31/31	6,955
44,000 USD	Chile Government International Bond	2.5500	01/27/32	37,686
43,000 USD	Chile Government International Bond	3.5000	01/31/34	38,071
16,000 USD	Chile Government International Bond	4.9500	01/05/36	15,637
3,000 USD	Chile Government International Bond	4.3400	03/07/42	2,631
71,000 USD	Chile Government International Bond	3.8600	06/21/47	56,119
4,000 USD	Chile Government International Bond	3.1000	01/22/61	2,538
100,000 EUR	Colombia Government International Bond	3.8750	03/22/26	107,627
28,000 USD	Colombia Government International Bond	4.5000	03/15/29	25,981
55,000 USD	Colombia Government International Bond	3.0000	01/30/30	45,992
51,000 USD	Colombia Government International Bond	3.1250	04/15/31	41,105
77,000 USD	Colombia Government International Bond	7.5000	02/02/34	78,298
55,000 USD	Colombia Government International Bond	8.0000	11/14/35	57,482
32,000 USD	Colombia Government International Bond	6.1250	01/18/41	27,326
173,000 USD	Colombia Government International Bond	4.1250	02/22/42	115,888
31,000 USD	Colombia Government International Bond	5.6250	02/26/44	24,220

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.6% (Continued)
	SOVEREIGN — 19.2% (Continued)
272,000 USD	Colombia Government International Bond	5.0000	06/15/45	$195,011
33,000 USD	Colombia Government International Bond	5.2000	05/15/49	23,720
28,000 USD	Colombia Government International Bond	8.7500	11/14/53	29,811
109,000 USD	Colombia Government International Bond	3.8750	02/15/61	61,519
139,000 USD	Costa Rica Government International Bond(d)	6.1250	02/19/31	141,084
85,000 USD	Costa Rica Government International Bond(c)	6.5500	04/03/34	88,028
91,000 USD	Costa Rica Government International Bond	7.0000	04/04/44	94,390
27,000 USD	Costa Rica Government International Bond(c)	7.3000	11/13/54	28,735
46,000 USD	Dominican Republic International Bond	5.5000	02/22/29	45,263
62,000 USD	Dominican Republic International Bond	4.5000	01/30/30	57,703
43,000 USD	Dominican Republic International Bond(c)	4.5000	01/30/30	40,020
303,000 USD	Dominican Republic International Bond(c)	4.8750	09/23/32	277,206
43,000 USD	Dominican Republic International Bond(c)	6.6000	06/01/36	44,328
82,000 USD	Dominican Republic International Bond(c)	7.4500	04/30/44	87,763
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	39,712
114,000 USD	Dominican Republic International Bond	5.8750	01/30/60	98,612
44,000 USD	Ecuador Government International Bond(c),(f)	6.9000	07/31/30	29,883
626,000 USD	Ecuador Government International Bond(f)	6.9000	07/31/30	425,146
669,000 USD	Egypt Government International Bond(c)	7.6250	05/29/32	561,743
295,000 USD	Egypt Government International Bond(c)	7.5000	02/16/61	201,077
117,000 USD	El Salvador Government International Bond	6.3750	01/18/27	107,401
122,000 USD	El Salvador Government International Bond	8.2500	04/10/32	99,187
233,000 USD	Ethiopia International Bond(c)	6.6250	12/11/24	184,128
22,000 USD	Export-Import Bank of India	2.2500	01/13/31	18,530
2,000 USD	Finance Department Government of Sharjah(c)	4.0000	07/28/50	1,324
12,333 USD	Gabon Government International Bond(c)	6.3750	12/12/24	12,258
178,000 USD	Gabon Government International Bond(c)	6.9500	06/16/25	161,168
91,000 USD	Gabon Government International Bond(c)	6.6250	02/06/31	67,110
11,000 USD	Ghana Government International Bond(c)	6.3750	02/11/27	5,541
285,000 USD	Ghana Government International Bond(c)	10.7500	10/14/30	192,465
92,000 USD	Ghana Government International Bond(c)	8.6250	04/07/34	47,299
18,000 USD	Ghana Government International Bond(c)	8.9500	03/26/51	9,295
45,000 USD	Guatemala Government Bond(c)	6.5500	02/06/37	45,310
303,000 USD	Guatemala Government Bond	6.1250	06/01/50	279,144

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.6% (Continued)
	SOVEREIGN — 19.2% (Continued)
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(c)	8.5090	01/14/29	$45,929
44,000 USD	Hungary Government International Bond(c)	6.1250	05/22/28	45,205
30,000 USD	Hungary Government International Bond(c)	6.2500	09/22/32	31,440
29,000 USD	Hungary Government International Bond(c)	5.5000	03/26/36	28,457
10,000 USD	Hungary Government International Bond(c)	6.7500	09/25/52	10,836
16,000 USD	Indonesia Government International Bond	4.5500	01/11/28	15,848
5,000 USD	Indonesia Government International Bond	4.6500	09/20/32	4,903
130,000 USD	Indonesia Government International Bond	4.8500	01/11/33	128,931
6,000 USD	Indonesia Government International Bond	4.2000	10/15/50	5,054
234,375 USD	Iraq International Bond	5.8000	01/15/28	222,439
100,000 EUR	Ivory Coast Government International Bond(c)	5.8750	10/17/31	98,803
24,000 USD	Ivory Coast Government International Bond(c)	8.2500	01/30/37	23,268
121,000 EUR	Ivory Coast Government International Bond	6.6250	03/22/48	102,361
58,000 USD	Jordan Government International Bond(c)	7.7500	01/15/28	58,363
63,000 USD	Jordan Government International Bond(c)	7.5000	01/13/29	62,730
80,000 USD	Jordan Government International Bond(c)	5.8500	07/07/30	73,530
80,000 USD	Jordan Government International Bond(c)	7.3750	10/10/47	70,079
20,000 USD	Kazakhstan Government International Bond(c)	6.5000	07/21/45	22,989
246,000 USD	Kenya Government International Bond(c)	8.0000	05/22/32	213,349
509,000 USD	Lebanon Government International Bond(e)	6.1000	10/04/22	34,358
72,000 USD	Lebanon Government International Bond(e)	6.4000	05/26/23	5,148
156,000 USD	Lebanon Government International Bond(e)	6.1500	06/19/23	11,148
11,000 USD	Magyar Export-Import Bank Zrt(c)	6.1250	12/04/27	11,096
11,000 USD	Mexico Government International Bond	4.7500	04/27/32	10,372
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	30,085
105,000 USD	Mexico Government International Bond	6.3500	02/09/35	107,955
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	80,571
1,000 USD	Mexico Government International Bond	6.3380	05/04/53	961
19,000 USD	Mexico Government International Bond	3.7710	05/24/61	12,003
128,000 USD	Nigeria Government International Bond(c)	6.1250	09/28/28	112,688
255,000 USD	Nigeria Government International Bond(c)	7.8750	02/16/32	222,005
83,000 USD	Nigeria Government International Bond(c)	7.3750	09/28/33	68,060
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	146,765
313,000 USD	Oman Government International Bond(c)	6.0000	08/01/29	322,547

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.6% (Continued)
	SOVEREIGN — 19.2% (Continued)
381,000 USD	Oman Government International Bond(c)	7.3750	10/28/32	$427,230
286,000 USD	Pakistan Government International Bond(c)	6.0000	04/08/26	259,566
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,214
14,000 USD	Panama Government International Bond	3.1600	01/23/30	12,058
118,000 USD	Panama Government International Bond	2.2520	09/29/32	87,385
11,000 USD	Panama Government International Bond	6.7000	01/26/36	10,995
3,000 USD	Panama Government International Bond	8.0000	03/01/38	3,237
15,000 USD	Papua New Guinea Government International Bond(c)	8.3750	10/04/28	14,640
131,000 USD	Paraguay Government International Bond	4.9500	04/28/31	128,182
34,000 USD	Paraguay Government International Bond(c)	3.8490	06/28/33	30,238
78,000 USD	Peruvian Government International Bond	2.7830	01/23/31	67,725
119,000 USD	Peruvian Government International Bond	3.0000	01/15/34	98,636
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	24,723
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,631
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,175
93,000 USD	Philippine Government International Bond	5.0000	07/17/33	93,096
4,000 USD	Philippine Government International Bond	2.9500	05/05/45	2,811
1,000 USD	Philippine Government International Bond	4.2000	03/29/47	843
2,000 USD	Philippine Government International Bond	5.9500	10/13/47	2,148
4,000 USD	Qatar Government International Bond(c)	4.4000	04/16/50	3,559
124,286 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	120,785
147,000 USD	Republic of Armenia International Bond(c)	3.6000	02/02/31	121,212
53,000 USD	Republic of Kenya Government International Bond(c)	7.0000	05/22/27	50,324
240,000 PLN	Republic of Poland Government Bond	2.7500	04/25/28	55,848
760,000 PLN	Republic of Poland Government Bond	6.0000	10/25/33	200,731
6,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	6,338
41,000 USD	Republic of Poland Government International Bond	4.8750	10/04/33	40,691
121,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	121,530
3,370,000 ZAR	Republic of South Africa Government Bond	8.7500	02/28/48	144,522
46,000 USD	Republic of South Africa Government International	4.3000	10/12/28	43,036
364,000 USD	Republic of South Africa Government International	5.8750	04/20/32	345,445
72,000 USD	Republic of South Africa Government International	6.3000	06/22/48	60,183
151,000 USD	Republic of South Africa Government International	5.7500	09/30/49	116,695
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	81,563

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.6% (Continued)
	SOVEREIGN — 19.2% (Continued)
8,000 EUR	Romanian Government International Bond	2.3750	04/19/27	$8,372
1,000 USD	Romanian Government International Bond(c)	6.6250	02/17/28	1,034
44,000 USD	Romanian Government International Bond(c)	7.1250	01/17/33	47,201
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	21,455
59,000 USD	Romanian Government International Bond(c)	6.3750	01/30/34	60,473
2,000 USD	Romanian Government International Bond	5.1250	06/15/48	1,695
13,000 USD	Saudi Government International Bond(c)	2.2500	02/02/33	10,519
156,000 USD	Saudi Government International Bond(c)	4.8750	07/18/33	154,467
2,000 USD	Saudi Government International Bond(c)	4.6250	10/04/47	1,719
1,000 USD	Saudi Government International Bond(c)	5.0000	04/17/49	907
42,000 USD	Saudi Government International Bond(c)	5.7500	01/16/54	41,340
169,000 USD	Serbia International Bond(c)	2.1250	12/01/30	137,737
16,000 USD	Serbia International Bond(c)	6.0000	06/12/34	15,973
48,000 USD	Sri Lanka Government International Bond(e)	6.3500	06/28/24	26,939
395,000 USD	Sri Lanka Government International Bond(c)	7.8500	03/14/29	224,172
259,000 USD	Turkey Government International Bond	9.8750	01/15/28	287,312
171,000 USD	Turkey Government International Bond(d)	9.3750	03/14/29	188,951
125,000 USD	Turkey Government International Bond	9.1250	07/13/30	138,632
75,000 USD	Turkey Government International Bond	5.9500	01/15/31	70,970
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	161,146
416,000 USD	Turkiye Government International Bond	7.6250	05/15/34	427,801
136,000 USD	Ukraine Government International Bond(g)	0.0000	09/01/27	45,036
56,000 USD	Ukraine Government International Bond(c),(g)	7.7500	09/01/27	18,544
455,000 USD	Ukraine Government International Bond(c),(g)	7.7500	09/01/28	146,211
139,000 USD	Ukraine Government International Bond(c),(g)	7.3750	09/25/34	42,937
5,000 USD	Uruguay Government International Bond	4.3750	01/23/31	4,926
425,000 USD	Venezuela Government International Bond(e)	0.0000	08/05/31	77,252
81,499 USD	Zambia Government International Bond(c),(f)	5.7500	06/30/33	71,609
				14,236,392
	SUPRANATIONAL — 0.5%
18,500,000 INR	European Bank for Reconstruction & Development	6.3000	10/26/27	218,086
200,000 EUR	European Investment Bank	1.1250	09/15/36	177,629

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal	Coupon Rate
Amount ($)	(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 26.6% (Continued)
	SUPRANATIONAL — 0.5% (Continued)
			$395,715

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $20,609,995)		19,679,692

Shares
	SHORT-TERM INVESTMENTS — 6.8%
	COLLATERAL FOR SECURITIES LOANED - 3.4%
2,574,770	Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(h),(i)	2,574,770

	MONEY MARKET FUNDS - 3.4%
2,490,701	Fidelity Government Portfolio, Institutional Class, 5.21%(i)	2,490,701

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,065,471)	5,065,471

	TOTAL INVESTMENTS - 97.9% (Cost $74,847,475)	$72,506,919
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	1,568,188
	NET ASSETS - 100.0%	$74,075,107

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation (Depreciation)
81	Eurex 10 Year Euro BUND Future	09/09/2024	$11,729,432	$312,431
6	Eurex 30 Year Euro BUXL Future	09/09/2024	875,409	49,434
13	French Government Bond Futures	09/09/2024	1,771,857	21,135
25	Long Gilt Future	09/27/2024	3,188,344	68,635
11	TSE Japanese 10 Year Bond Futures	09/13/2024	10,480,597	(28,841)
	TOTAL FUTURES CONTRACTS			$422,794

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Depreciation
79	CBOT 10 Year US Treasury Note Futures	09/20/2024	$8,833,188	$(188,859)
16	CBOT 5 Year US Treasury Note Futures	10/01/2024	1,726,250	(27,250)
4	CBOT US Treasury Bond Futures	09/20/2024	483,125	(14,750)
13	Euro-BTP Italian Bond Futures	09/09/2024	1,674,586	(36,731)
	TOTAL FUTURES CONTRACTS			$(267,590)

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

CREDIT DEFAULT SWAP AGREEMENTS
				Implied				Amortized	Unrealized
	Payment		Fixed Deal	Credit				Upfront Payments	Appreciation/
Description	Frequency(k)	Counterparty	(Pay)Rate	Spread	Maturity Date	Notional Value(j)	Fair Value	Paid/(Received)	(Depreciation)
CDX.EM SERIES 41	To Buy Quarterly	Citibank	1.00%	169	6/20/2029	$2,330,000	$65,376	$65,675	$(299)
ITRAXX EUROPE CROSSOVER SERIES 41	To Sell Quarterly	Citibank	5.00%	294	6/20/2029	3,585,000	(352,661)	(307,026)	(45,635)
TOTAL							$(287,285)	$(241,351)	$(45,934)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Euro	08/06/2024	JP Morgan Chase	125,266	$135,669	$236
Mexican Peso	08/06/2024	Citi Capital Markets	5,820,000	312,189	(2,278)
Mexican Peso	08/08/2024	Citi Capital Markets	9,160,000	491,185	(6,850)
Mexican Peso	08/12/2024	JP Morgan Chase	3,140,000	168,263	(4,859)
Japanese Yen	08/13/2024	Citi Capital Markets	25,380,000	169,730	11,832
Mexican Peso	08/13/2024	JP Morgan Chase	3,100,000	166,092	(7,043)
Swiss Franc	08/26/2024	Citi Capital Markets	18	21	—
Australian Dollar	08/27/2024	Citi Capital Markets	590,000	386,067	227
Canadian Dollar	08/28/2024	Citi Capital Markets	260,000	188,451	252
Brazilian Real	09/04/2024	JP Morgan Chase	35,000	6,166	(195)
Euro	10/10/2024	Citi Capital Markets	38,000	41,285	(404)
				$2,065,118	$(9,082)

To Sell:
Euro	08/06/2024	Barclay	6,829,330	$7,396,518	$(35,872)
Japanese Yen	08/13/2024	Citi Capital Markets	25,380,000	169,730	(8,996)
Swiss Franc	08/15/2024	Citi Capital Markets	810	924	(13)
Japanese Yen	08/22/2024	JP Morgan Chase	2,877,191	19,269	(315)
Brazilian Real	09/04/2024	JP Morgan Chase	35,000	6,166	256
Australian Dollar	10/10/2024	Barclay	1,480,700	969,876	28,760
British Pound	10/10/2024	Citi Capital Markets	1,444,900	1,858,275	22,877
Canadian Dollar	10/10/2024	Barclay	893,000	648,060	6,020
Euro	10/10/2024	Barclay	789,429	857,665	164
Euro	10/10/2024	Citi Capital Markets	122,000	132,545	5
Euro	10/10/2024	JP Morgan Chase	13,564,217	14,736,667	148,422
Japanese Yen	10/10/2024	Barclay	42,445,699	286,341	(11,797)
				$27,082,036	$149,511

Total					$140,429

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	British Pound	8/12/2024	Citi Capital Markets	210,000	176,726	227,509	(227,181)	$328
Euro	British Pound	8/12/2024	JP Morgan Chase	160,000	135,790	173,340	(174,557)	(1,217)
Euro	Swiss Franc	8/15/2024	Citi Capital Markets	320,000	309,398	346,731	(353,084)	(6,353)
Swiss Franc	Euro	8/15/2024	Citi Capital Markets	310,208	320,000	354,009	(346,732)	7,277
Euro	British Pound	8/22/2024	Citi Capital Markets	210,000	176,437	227,621	(226,832)	789
Euro	Japanese Yen	8/22/2024	Citi Capital Markets	490,000	80,864,062	531,116	(541,554)	(10,438)
Japanese Yen	Euro	8/22/2024	JP Morgan Chase	83,741,254	490,000	560,823	(531,116)	29,707
Euro	Swiss Franc	8/26/2024	Citi Capital Markets	540,000	515,662	585,428	(589,270)	(3,842)
Swiss Franc	Euro	8/26/2024	Citi Capital Markets	171,265	180,000	195,712	(195,143)	569
Euro	British Pound	8/27/2024	Citi Capital Markets	390,000	329,104	422,830	(423,127)	(297)
Euro	British Pound	8/29/2024	Citi Capital Markets	620,000	521,976	672,258	(671,115)	1,143
Euro	Swiss Franc	8/30/2024	Citi Capital Markets	180,000	172,369	195,181	(197,071)	(1,890)
Euro	Japanese Yen	9/3/2024	Citi Capital Markets	360,000	58,473,846	390,436	(392,336)	(1,900)
British Pound	Euro	10/10/2024	Barclay	5,600	6,647	7,202	(7,222)	(20)
Euro	British Pound	10/10/2024	Barclay	325,350	274,759	353,473	(353,365)	108
Euro	British Pound	10/10/2024	JP Morgan Chase	1,606,504	1,355,000	1,745,365	(1,742,656)	2,709
				89,640,181	144,301,776	$6,989,034	$6,972,361	$16,673

Total								$16,673

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SA	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

EUR003M	Euribor 3 Month

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States Secured Overnight Financing Rate

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Columbian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesia Rupiah

INR	Indian Rupee

MXN	Mexican Peso

PLN	Polish Zloty

USD	US Dollars

ZAR	South African Rand

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2024.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $28,151,122 or 38.0% of net assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,524,395 at July 31, 2024.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2024.

(g)	Non-income producing security.

(h)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $2,574,770 at July 31, 2024.

(i)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 3.2%
9,245	L3Harris Technologies, Inc.	$2,097,598
26,900	Raytheon Technologies Corp.	3,160,481
		5,258,079
	ASSET MANAGEMENT - 1.8%
3,422	BlackRock, Inc.	2,999,383

	AUTOMOTIVE - 0.9%
31,959	General Motors Company	1,416,423

	BANKING - 7.6%
81,746	Bank of America Corporation	3,295,182
26,404	JPMorgan Chase & Company	5,618,772
16,889	Truist Financial Corporation	754,769
45,871	Wells Fargo & Company	2,721,985
		12,390,708
	BIOTECH & PHARMA - 5.1%
15,479	AbbVie, Inc.	2,868,569
5,444	Amgen, Inc.	1,809,967
11,811	Johnson & Johnson	1,864,366
17,457	Merck & Company, Inc.	1,974,910
		8,517,812
	CHEMICALS - 3.0%
6,503	Air Products and Chemicals, Inc.	1,715,817
23,823	Corteva, Inc.	1,336,470
22,037	DuPont de Nemours, Inc.(a)	1,844,497
		4,896,784
	CONSTRUCTION MATERIALS - 2.3%
3,780	Martin Marietta Materials, Inc.(a)	2,242,863
8,646	Owens Corning	1,611,441
		3,854,304
	CONSUMER SERVICES - 0.7%
14,619	Service Corp International(a)	1,168,204

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
12,520	Honeywell International, Inc.	$2,563,470

	ELECTRIC UTILITIES - 3.6%
23,768	Duke Energy Corporation	2,597,129
43,595	NextEra Energy, Inc.	3,330,222
		5,927,351
	ELECTRICAL EQUIPMENT - 1.4%
32,997	Johnson Controls International plc	2,360,605

	ENGINEERING & CONSTRUCTION - 1.7%
10,527	Quanta Services, Inc.	2,793,655

	ENTERTAINMENT CONTENT - 2.5%
39,104	Fox Corporation, Class A(a)	1,487,516
30,295	Walt Disney Company (The)	2,838,338
		4,325,854
	FOOD - 2.3%
38,067	Mondelez International, Inc., A	2,601,880
19,087	Tyson Foods, Inc., Class A	1,162,398
		3,764,278
	HEALTH CARE FACILITIES & SERVICES - 5.1%
10,080	Cencora, Inc.(a)	2,397,830
25,748	CVS Health Corporation	1,553,377
7,896	UnitedHealth Group, Inc.	4,549,360
		8,500,567
	HOUSEHOLD PRODUCTS - 1.7%
17,707	Procter & Gamble Company (The)	2,846,577

	INDUSTRIAL REIT - 0.9%
11,337	Prologis, Inc.	1,429,029

	INFRASTRUCTURE REIT - 1.3%
10,142	American Tower Corporation, A	2,235,297

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
16,742	Bank of New York Mellon Corporation (The)	$1,089,402
18,221	Intercontinental Exchange, Inc.	2,761,575
		3,850,977
	INSURANCE - 5.8%
7,683	Berkshire Hathaway, Inc., Class B(b)	3,368,996
23,519	Hartford Financial Services Group, Inc. (The)	2,608,727
11,345	Prudential Financial, Inc.	1,421,755
10,475	Travelers Companies, Inc. (The)	2,267,209
		9,666,687
	INTERNET MEDIA & SERVICES - 2.5%
11,746	Alphabet, Inc., Class A	2,014,909
4,319	Meta Platforms, Inc., Class A	2,050,791
		4,065,700
	LEISURE FACILITIES & SERVICES - 0.9%
10,049	Darden Restaurants, Inc.(a)	1,470,068

	MACHINERY - 2.8%
5,218	Caterpillar, Inc.(a)	1,806,472
5,150	Parker-Hannifin Corporation	2,889,974
		4,696,446
	MEDICAL EQUIPMENT & DEVICES - 7.1%
31,815	Abbott Laboratories	3,370,481
54,393	Avantor, Inc.(a),(b)	1,455,013
9,616	Becton Dickinson and Company	2,318,033
4,398	Stryker Corporation(a)	1,440,125
5,078	Thermo Fisher Scientific, Inc.	3,114,541
		11,698,193
	METALS & MINING - 1.1%
39,260	Freeport-McMoRan, Inc.	1,782,797

	OIL & GAS PRODUCERS - 6.8%
24,646	ConocoPhillips	2,740,635
15,731	EOG Resources, Inc.	1,994,691
42,787	Exxon Mobil Corporation	5,074,110

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 6.8% (Continued)
10,198	Phillips 66	$1,483,605
		11,293,041
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
50,719	Schlumberger N.V.	2,449,221

	RESIDENTIAL REIT - 0.9%
22,359	Equity LifeStyle Properties, Inc.	1,535,616

	RETAIL - CONSUMER STAPLES - 1.2%
13,454	Target Corporation	2,023,616

	RETAIL - DISCRETIONARY - 1.6%
11,057	Lowe’s Companies, Inc.	2,714,604

	SELF-STORAGE REIT - 1.1%
6,222	Public Storage	1,841,214

	SEMICONDUCTORS - 3.0%
11,917	Broadcom, Inc.	1,914,824
19,306	Micron Technology, Inc.	2,120,184
12,919	ON Semiconductor Corporation(b)	1,010,912
		5,045,920
	SOFTWARE - 2.3%
4,732	Microsoft Corporation	1,979,633
13,123	Oracle Corporation	1,830,002
		3,809,635
	SPECIALTY FINANCE - 1.0%
6,732	American Express Company	1,703,465

	TECHNOLOGY HARDWARE - 2.8%
48,097	Cisco Systems, Inc.	2,330,300
5,624	Motorola Solutions, Inc.	2,243,526
		4,573,826

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TECHNOLOGY SERVICES - 2.6%
24,006	PayPal Holdings, Inc.(a),(b)	$1,579,115
5,646	S&P Global, Inc.	2,736,785
		4,315,900
	TELECOMMUNICATIONS - 1.1%
44,506	Verizon Communications, Inc.	1,803,383

	TRANSPORTATION & LOGISTICS - 3.0%
65,633	CSX Corporation	2,303,718
41,904	Delta Air Lines, Inc.(a)	1,802,710
15,274	Knight-Swift Transportation Holdings, Inc.	831,364
		4,937,792

	TOTAL COMMON STOCKS (Cost $104,680,153)	162,526,481

	SHORT-TERM INVESTMENTS — 14.0%
	COLLATERAL FOR SECURITIES LOANED - 12.0%
19,986,270	Mount Vernon Liquid Assets Portfolio, LLC, 5.45% (Cost $19,986,270)(c)(d)	19,986,270

	MONEY MARKET FUNDS - 2.0%
3,248,208	Invesco Treasury Portfolio, Institutional Class, 5.21% (Cost $3,248,208)(c)	3,248,208

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,234,478)	23,234,478

	TOTAL INVESTMENTS - 112.0% (Cost $127,914,631)	$185,760,959
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%	(19,971,704)
	NET ASSETS - 100.0%	$165,789,255

LLC	- Limited Liability Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $19,632,577 at July 31, 2024.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $19,986,270 at July 31, 2024.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9%
	AEROSPACE & DEFENSE - 1.3%
10,676	Embraer S.A. - ADR(a)	$331,597
10,786	Ituran Location and Control Ltd.	285,505
18,505	Leonardo DRS, Inc.(a)	521,842
1,434	Moog, Inc., Class A	281,207
		1,420,151
	APPAREL & TEXTILE PRODUCTS - 1.1%
28,557	Gildan Activewear, Inc.(b)	1,161,413

	AUTOMOTIVE - 0.6%
5,754	Gentherm, Inc.(a)	317,506
49,159	Motorcar Parts of America, Inc.(a)	297,412
		614,918
	BANKING - 10.6%
24,693	Capital Bancorp, Inc.	629,425
21,530	Capital City Bank Group, Inc.	764,315
20,460	Dime Community Bancshares, Inc.	517,229
2,841	Enterprise Financial Services Corporation	150,204
9,126	Esquire Financial Holdings, Inc.	562,800
35,905	First BanCorporation	770,162
35,919	First Commonwealth Financial Corporation	649,416
28,127	Horizon Bancorp, Inc.	449,188
22,628	Independent Bank Corporation	784,965
30,056	Investar Holding Corporation(b)	556,036
20,453	MVB Financial Corporation	469,805
10,465	National Bank Holdings Corporation, Class A	438,274
16,222	Northeast Bank	1,178,690
18,856	OceanFirst Financial Corporation	342,614
19,299	OFG Bancorp	876,561
7,479	Popular, Inc.(b)	767,570
28,987	Premier Financial Corporation	734,531
3,613	Prosperity Bancshares, Inc.	262,015
5,934	Webster Financial Corporation	294,445
		11,198,245

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	BIOTECH & PHARMA - 1.0%
10,336	Halozyme Therapeutics, Inc.(a),(b)	$571,168
28,186	Innoviva, Inc.(a),(b)	531,024
		1,102,192
	CHEMICALS - 3.3%
6,355	Ashland, Inc.	614,211
54,309	Ecovyst, Inc.(a)	518,108
17,246	Huntsman Corporation	412,697
34,863	Kronos Worldwide, Inc.	416,961
117,640	Rayonier Advanced Materials, Inc.(a)	782,306
49,574	Tronox Holdings PLC, Class A	801,115
		3,545,398
	COMMERCIAL SUPPORT SERVICES - 2.7%
7,786	ABM Industries, Inc.	432,590
82,573	ADT, Inc.	642,417
25,105	BrightView Holdings, Inc.(a)	361,261
31,159	Resources Connection, Inc.	371,727
6,845	Stericycle, Inc.(a)	400,775
11,320	V2X, Inc.(a)	590,112
		2,798,882
	CONSTRUCTION MATERIALS - 0.5%
11,379	Summit Materials, Inc., Class A(a)	475,415

	CONSUMER SERVICES - 0.5%
7,017	Stride, Inc.(a),(b)	533,152

	E-COMMERCE DISCRETIONARY - 0.7%
14,165	Overstock.com, Inc.(a)	160,065
9,641	Wayfair, Inc., Class A(a),(b)	524,759
		684,824
	ELECTRIC UTILITIES - 1.9%
10,989	ALLETE, Inc.	708,790
14,725	Portland General Electric Company(b)	697,671
8,739	Unitil Corporation	535,526
		1,941,987

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	ELECTRICAL EQUIPMENT - 2.8%
13,338	Allient, Inc.	$386,002
1,521	Argan, Inc.	120,053
2,016	Atkore, Inc.(b)	272,160
315,580	Babcock & Wilcox Enterprises, Inc.(a)	426,033
4,519	Mesa Laboratories, Inc.	517,516
32,881	Mirion Technologies, Inc.(a)	346,566
9,959	nLight, Inc.(a)	120,205
20,678	SMART Global Holdings, Inc.(a)	483,865
16,335	Stoneridge, Inc.(a)	274,591
		2,946,991
	ENGINEERING & CONSTRUCTION - 5.3%
13,562	Arcosa, Inc.	1,260,046
16,183	Bowman Consulting Group Limited(a)	578,057
11,815	Fluor Corporation(a)	568,302
2,524	Frontdoor, Inc.(a)	99,597
791	IES Holdings, Inc.(a)	121,790
7,519	KBR, Inc.	500,690
4,908	MasTec, Inc.(a),(b)	540,027
111,881	Orion Group Holdings, Inc.(a),(b)	918,543
12,841	Tutor Perini Corporation(a)	319,612
8,112	VSE Corporation	721,887
		5,628,551
	ENTERTAINMENT CONTENT - 0.6%
74,946	Reservoir Media, Inc.(a),(b)	596,570

	FOOD - 1.4%
2,175	Lamb Weston Holdings, Inc.	130,544
52,864	Nomad Foods Ltd.	1,010,231
10,495	TreeHouse Foods, Inc.(a)	422,739
		1,563,514
	GAS & WATER UTILITIES - 0.9%
13,567	RGC Resources, Inc.	305,393
10,366	Spire, Inc.(b)	690,272
		995,665

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.9%
10,150	Pennant Group, Inc. (The)(a)	$302,572
176,052	Quipt Home Medical Corporation(a),(b)	679,560
8,945	Tenet Healthcare Corporation(a)	1,339,066
22,014	The Joint Corporation(a)	317,442
42,718	Viemed Healthcare, Inc.(a)	307,997
		2,946,637
	HOME CONSTRUCTION - 0.9%
34,431	JELD-WEN Holding, Inc.(a)	574,653
30,425	Landsea Homes Corporation(a)	370,577
		945,230
	INDUSTRIAL INTERMEDIATE PROD - 0.2%
18,190	Janus International Group, Inc.(a),(b)	262,300

	INDUSTRIAL REIT - 0.7%
28,966	Plymouth Industrial REIT, Inc.	692,867

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
106,134	BGC Group, Inc., Class A	977,494
27,677	Perella Weinberg Partners	523,095
		1,500,589
	INSURANCE - 4.4%
3,482	Axis Capital Holdings Ltd.	263,762
11,228	Bowhead Specialty Holdings, Inc.(a)	314,721
53,156	Fidelis Insurance Holdings Ltd.	945,645
5,063	Hanover Insurance Group, Inc. (The)	696,112
19,220	Kemper Corporation	1,231,232
15,258	NMI Holdings, Inc., Class A(a)	600,402
28,574	Tiptree, Inc.	564,337
		4,616,211
	INTERNET MEDIA & SERVICES - 2.0%
14,748	Cargurus, Inc.(a)	366,045
39,906	Cars.com, Inc.(a)	822,863
4,023	TechTarget, Inc.(a)	128,736
153,633	TrueCar, Inc.(a)	562,297

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	INTERNET MEDIA & SERVICES - 2.0% (Continued)
48,547	Vivid Seats, Inc.(a),(b)	$236,909
		2,116,850
	LEISURE FACILITIES & SERVICES - 1.0%
17,033	Bowlero Corporation(b)	220,577
8,347	Dave & Buster’s Entertainment, Inc.(a),(b)	313,932
30,862	Denny’s Corporation(a)	227,144
23,754	El Pollo Loco Holdings, Inc.(a)	286,473
		1,048,126
	LEISURE PRODUCTS - 0.2%
36,836	Clarus Corporation	222,489

	MACHINERY - 1.8%
11,382	Cadre Holdings, Inc.	417,719
19,857	Enovis Corporation(a)	945,988
78,484	Ranpak Holdings Corporation(a)	566,654
		1,930,361
	MEDICAL EQUIPMENT & DEVICES - 2.2%
16,597	CareDx, Inc.(a)	331,774
139,758	Harvard Bioscience, Inc.(a)	447,226
38,559	Orthofix Medical, Inc.(a)	620,029
2,572	Teleflex, Inc.	568,206
18,103	Zimvie, Inc.(a)	382,697
		2,349,932
	METALS & MINING - 2.6%
7,406	Alcoa Corporation	244,694
66,427	Capstone Copper Corporation(a)	446,445
29,832	Constellium S.E.(a)	531,307
26,384	ERO Copper Corporation(a),(b)	514,488
94,724	Lithium Americas Argentina Corporation(a),(b)	287,014
182,140	Taseko Mines Ltd.(a)	398,887
4,551	Warrior Met Coal, Inc.	314,520
		2,737,355

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	MORTGAGE FINANCE - 0.5%
47,835	AGNC Investment Corporation(b)	$478,828

	OFFICE REIT - 0.7%
41,137	Equity Commonwealth(a)	837,961

	OIL & GAS PRODUCERS - 2.0%
8,318	Antero Resources Corporation(a)	241,388
140,537	Kosmos Energy Ltd.(a),(b)	777,169
301,790	Saturn Oil & Gas, Inc.(a)	579,197
10,883	SM Energy Company(b)	502,795
		2,100,549
	OIL & GAS SERVICES & EQUIPMENT - 4.2%
22,000	Atlas Energy Solutions, Inc.	467,280
17,457	Kodiak Gas Services, Inc.	503,634
45,173	Matrix Service Company(a)	457,151
23,485	Natural Gas Services Group, Inc.(a)	478,155
30,906	Ranger Energy Services, Inc.	400,851
31,230	Select Water Solutions, Inc., Class A(b)	369,139
178,143	TETRA Technologies, Inc.(a)	664,473
14,175	Thermon Group Holdings, Inc.(a)	465,082
2,687	Tidewater, Inc.(a)	265,906
59,708	Transocean Ltd.(a),(b)	345,709
		4,417,380
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
7,081	Legacy Housing Corporation(a)	201,667

	RENEWABLE ENERGY - 0.3%
99,639	Broadwind, Inc.(a)	324,823

	RESIDENTIAL REIT - 1.1%
5,434	Centerspace	379,456
39,136	UMH Properties, Inc.	695,055
		1,074,511

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	RETAIL - DISCRETIONARY - 0.9%
2,320	Academy Sports & Outdoors, Inc.(b)	$125,442
9,158	Driven Brands Holdings, Inc.(a)	123,084
19,591	PetIQ, Inc.(a)	428,651
31,398	Savers Value Village, Inc.(a),(b)	319,946
		997,123
	RETAIL REIT - 3.4%
31,364	Alpine Income Property Trust, Inc.	544,793
43,867	Brixmor Property Group, Inc.	1,117,292
30,786	CTO Realty Growth, Inc.	617,875
24,935	Getty Realty Corporation(b)	738,575
37,247	NETSTREIT Corporation(b)	613,458
		3,631,993
	SEMICONDUCTORS - 1.0%
3,228	Silicon Motion Technology Corporation - ADR(b)	224,152
21,370	Tower Semiconductor Ltd.(a)	871,896
		1,096,048
	SOFTWARE - 6.2%
169,932	Augmedix, Inc.(a),(b)	385,746
111,950	Clarivate PLC(a),(b)	754,544
15,668	Consensus Cloud Solutions, Inc.(a)	333,728
31,672	Immersion Corporation	404,451
520,384	Kaltura, Inc.(a)	692,111
57,205	ON24, Inc.(a)	375,837
29,248	OneSpan, Inc.(a)	432,870
19,434	Phreesia, Inc.(a)	484,878
23,063	Silvaco Group, Inc.(a)	391,840
14,635	Teradata Corporation(a)	474,467
19,814	Verint Systems, Inc.(a)	716,078
114,285	Vimeo, Inc.(a)	459,426
79,896	VTEX(a)	517,726
		6,423,702
	SPECIALTY FINANCE - 3.8%
16,673	Air Lease Corporation(b)	827,314
10,796	Essent Group Ltd.	678,421

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	SPECIALTY FINANCE - 3.8% (Continued)
61,498	EZCORP, Inc., Class A(a),(b)	$640,809
1,907	Federal Agricultural Mortgage Corporation, Class C	393,262
3,992	First American Financial Corporation	241,835
5,593	FirstCash Holdings, Inc.	624,179
12,607	International Money Express, Inc.(a)	280,001
3,796	Stewart Information Services Corporation	268,377
		3,954,198
	STEEL - 3.1%
88,552	Algoma Steel Group, Inc.	783,685
5,633	Commercial Metals Company(b)	338,543
19,840	Metallus, Inc.(a),(b)	444,813
13,553	Northwest Pipe Company(a)	517,047
22,161	Stelco Holdings, Inc.	1,066,498
2,654	Universal Stainless & Alloy Products, Inc.(a)	99,578
		3,250,164
	TECHNOLOGY HARDWARE - 1.7%
10,385	Extreme Networks, Inc.(a)	148,506
39,305	Harmonic, Inc.(a),(b)	576,211
73,129	PlayAGS, Inc.(a)	837,327
26,447	RADCOM Ltd.(a)	270,817
		1,832,861
	TECHNOLOGY SERVICES - 1.2%
3,384	ICF International, Inc.	497,786
8,017	LiveRamp Holdings, Inc.(a)	242,755
41,951	Pagseguro Digital Ltd., Class A(a)	536,134
		1,276,675
	TELECOMMUNICATIONS - 1.5%
229,917	8x8, Inc.(a)	708,144
23,854	DigitalBridge Group, Inc.	337,057
49,315	Ooma, Inc.(a)	512,876
		1,558,077
	TRANSPORTATION & LOGISTICS - 7.3%
38,465	Ardmore Shipping Corporation	833,921
10,113	Covenant Logistics Group, Inc.	565,822

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.9% (Continued)
	TRANSPORTATION & LOGISTICS - 7.3% (Continued)
56,815	DHT Holdings, Inc.	$667,576
62,846	Frontier Group Holdings, Inc.(a),(b)	247,613
11,149	Knight-Swift Transportation Holdings, Inc.	606,840
97,120	Radiant Logistics, Inc.(a)	604,086
6,544	RXO, Inc.(a)	207,510
10,465	Scorpio Tankers, Inc.	802,456
57,666	Star Bulk Carriers Corporation	1,299,793
46,753	Sun Country Airlines Holdings, Inc.(a),(b)	612,464
12,189	Teekay Tankers Ltd., Class A	797,648
8,241	Universal Logistics Holdings, Inc.	354,610
		7,600,339
	TRANSPORTATION EQUIPMENT - 0.7%
4,215	Allison Transmission Holdings, Inc.	373,407
6,452	Blue Bird Corporation(a)	336,278
		709,685
	WHOLESALE - CONSUMER STAPLES - 0.4%
19,140	Grocery Outlet Holding Corporation(a),(b)	374,378

	WHOLESALE - DISCRETIONARY - 0.2%
29,940	Hudson Technologies, Inc.(a)	256,286

	TOTAL COMMON STOCKS (Cost $94,002,270)	100,974,063

	SHORT-TERM INVESTMENTS — 19.1%
	COLLATERAL FOR SECURITIES LOANED - 14.8%
15,572,967	Mount Vernon Liquid Assets Portfolio, LLC, 5.45% (Cost $15,572,968)(c)(d)	15,572,968

	MONEY MARKET FUNDS - 4.3%
4,479,375	Fidelity Government Portfolio, Institutional Class, 5.21% (Cost $4,479,375)(c)	4,479,375

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,052,343)	20,052,343

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Fair Value
TOTAL INVESTMENTS - 115.0% (Cost $114,054,613)	$121,026,406
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%	(15,768,787)
NET ASSETS - 100.0%	$105,257,619

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion for these securities are on loan. Total loaned securities had a value of $15,147,798 at July 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $15,572,968 at July 31, 2024.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.4%
	ADVERTISING & MARKETING - 1.9%
39,765	Trade Desk, Inc. (The), Class A(a)	$3,574,078

	ASSET MANAGEMENT - 2.6%
33,241	Blackstone, Inc.	4,725,208

	E-COMMERCE DISCRETIONARY - 10.8%
81,287	Amazon.com, Inc.(a)	15,199,044
2,739	MercadoLibre, Inc.(a)	4,571,117
		19,770,161
	HEALTH CARE FACILITIES & SERVICES - 1.2%
5,776	Medpace Holdings, Inc.(a)	2,209,436

	HOUSEHOLD PRODUCTS - 1.8%
18,991	elf Beauty, Inc.(a)	3,277,467

	INTERNET MEDIA & SERVICES - 7.8%
11,894	Meta Platforms, Inc., Class A	5,647,627
8,459	Netflix, Inc.(a)	5,315,213
49,546	Uber Technologies, Inc.(a)	3,194,231
		14,157,071
	LEISURE FACILITIES & SERVICES - 3.3%
111,650	Chipotle Mexican Grill, Inc.(a)	6,064,828

	MEDICAL EQUIPMENT & DEVICES - 7.5%
7,481	Align Technology, Inc.(a)	1,734,694
40,917	DexCom, Inc.(a)	2,774,991
11,035	Insulet Corporation(a)	2,144,652
15,964	Intuitive Surgical, Inc.(a)	7,097,754
		13,752,091
	RETAIL - DISCRETIONARY - 1.3%
9,211	Lululemon Athletica, Inc.(a)	2,382,517

	SEMICONDUCTORS - 15.0%
30,814	Advanced Micro Devices, Inc.(a)	4,452,007

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	SEMICONDUCTORS - 15.0% (Continued)
6,447	ASML Holding N.V. - ADR	$6,038,905
38,461	Marvell Technology, Inc.	2,576,118
122,958	NVIDIA Corporation	14,388,545
		27,455,575
	SOFTWARE - 30.4%
11,208	Adobe, Inc.(a)	6,182,893
12,557	Cadence Design Systems, Inc.(a)	3,361,007
5,955	Intuit, Inc.	3,854,969
32,480	Microsoft Corporation	13,588,008
10,689	Palo Alto Networks, Inc.(a)	3,471,039
25,664	Salesforce, Inc.	6,641,843
16,882	ServiceNow, Inc.(a)	13,748,532
7,626	Snowflake, Inc.(a)	994,278
21,570	Veeva Systems, Inc., Class A(a)	4,139,930
		55,982,499
	TECHNOLOGY HARDWARE - 4.5%
37,099	Apple, Inc.	8,238,946

	TECHNOLOGY SERVICES - 9.3%
23,416	Mastercard, Inc., Class A	10,858,234
23,575	Visa, Inc., Class A	6,263,170
		17,121,404

	TOTAL COMMON STOCKS (Cost $71,101,827)	178,711,281

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.7% (Continued)
	MONEY MARKET FUND - 2.7%
4,979,889	STIT - Treasury Obligations Portfolio, 5.16% (Cost $4,979,889)(c)	4,979,889

	TOTAL SHORT-TERM INVESTMENT (Cost $4,979,889)	4,979,889

	TOTAL INVESTMENTS - 100.1% (Cost $76,081,716)	$183,691,170
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(128,972)
	NET ASSETS - 100.0%	$183,562,198

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.5%
	ADVERTISING & MARKETING - 1.0%
9,590	Trade Desk, Inc. (The), Class A(a)	$861,949

	AEROSPACE & DEFENSE - 1.0%
12,908	Hexcel Corporation	854,639

	APPAREL & TEXTILE PRODUCTS - 2.0%
7,380	Crocs, Inc.(a)	991,651
41,453	Levi Strauss & Company, Class A	759,833
		1,751,484
	BANKING - 3.6%
18,323	Glacier Bancorp, Inc.(b)	819,221
12,549	Pinnacle Financial Partners, Inc.	1,208,720
41,375	Seacoast Banking Corporation of Florida	1,151,880
		3,179,821
	BEVERAGES - 0.5%
15,945	Vita Coco Company, Inc. (The)(a),(b)	412,019

	BIOTECH & PHARMA - 8.1%
11,834	Crinetics Pharmaceuticals, Inc.(a)	628,622
16,671	Denali Therapeutics, Inc.(a)	406,272
12,654	Guardant Health, Inc.(a)	444,535
20,079	Halozyme Therapeutics, Inc.(a)	1,109,566
7,829	Immunocore Holdings plc - ADR(a)	310,811
6,800	Intra-Cellular Therapies, Inc.(a)	535,296
49,898	Maravai LifeSciences Holdings, Inc.(a)	485,508
80,892	Roivant Sciences Ltd.(a)	877,678
14,984	Structure Therapeutics, Inc. - ADR(a),(b)	560,252
4,290	TransMedics Group, Inc.(a),(b)	610,295
5,247	Vaxcyte, Inc.(a)	413,936
5,765	Vera Therapeutics, Inc.(a)	210,941
10,093	Viking Therapeutics, Inc.(a)	575,301
		7,169,013

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7%
3,039	FTI Consulting, Inc.(a)	$662,411

	CONSUMER SERVICES - 1.3%
61,570	Universal Technical Institute, Inc.(a)	1,166,136

	E-COMMERCE DISCRETIONARY - 0.5%
13,328	Global-e Online Ltd.(a)	457,417

	ELECTRICAL EQUIPMENT - 2.9%
51,265	Bloom Energy Corporation, Class A(a),(b)	694,128
11,037	BWX Technologies, Inc.	1,098,071
7,315	Camtek Ltd.	768,075
		2,560,274
	ENGINEERING & CONSTRUCTION - 3.2%
8,659	Exponent, Inc.(b)	918,547
3,358	Installed Building Products, Inc.	907,835
25,294	WillScot Mobile Mini Holdings Corporation(a)	1,037,054
		2,863,436
	HEALTH CARE FACILITIES & SERVICES - 3.5%
12,485	Option Care Health, Inc.(a)	370,680
14,135	RadNet, Inc.(a)	844,566
49,978	SI-BONE, Inc.(a)	759,666
36,352	Surgery Partners, Inc.(a),(b)	1,103,646
		3,078,558
	HOME CONSTRUCTION - 3.0%
19,645	AZEK Company, Inc. (The)(a)	881,864
11,280	Century Communities, Inc.	1,181,129
7,000	Skyline Champion Corporation(a)	570,570
		2,633,563
	HOUSEHOLD PRODUCTS - 1.3%
2,350	elf Beauty, Inc.(a)	405,563
5,017	Inter Parfums, Inc.	705,792
		1,111,355

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.7%
3,632	Chart Industries, Inc.(a),(b)	$585,043

	INDUSTRIAL SUPPORT SERVICES - 2.7%
5,637	Applied Industrial Technologies, Inc.	1,229,938
6,147	Herc Holdings, Inc.	957,948
1,430	SiteOne Landscape Supply, Inc.(a)	209,752
		2,397,638
	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
3,718	Evercore Partners, Inc., Class A	930,950
7,392	Houlihan Lokey, Inc.	1,110,648
10,529	Tradeweb Markets, Inc., CLASS A	1,175,879
		3,217,477
	INTERNET MEDIA & SERVICES - 2.2%
16,839	Maplebear, Inc.(a)	580,777
15,980	Pinterest, Inc., Class A(a)	510,561
14,352	Reddit, Inc.(a),(b)	873,320
		1,964,658
	LEISURE FACILITIES & SERVICES - 4.7%
14,213	Dutch Bros, Inc.(a)	543,647
81,736	Lindblad Expeditions Holdings, Inc.(a)	703,747
60,183	OneSpaWorld Holdings Ltd.(a)	968,344
33,177	Sweetgreen, Inc.(a),(b)	911,704
6,174	Texas Roadhouse, Inc.	1,078,043
		4,205,485
	LEISURE PRODUCTS - 0.8%
2,503	Axon Enterprise, Inc.(a)	750,925

	MACHINERY - 3.3%
17,420	Flowserve Corporation	880,581
7,947	Lindsay Corporation	1,001,243
5,453	MSA Safety, Inc.	1,028,707
		2,910,531
	MEDICAL EQUIPMENT & DEVICES - 6.2%
145,490	Adaptive Biotechnologies Corporation(a),(b)	661,980

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.2% (Continued)
63,903	Alphatec Holdings, Inc.(a),(b)	$645,420
8,860	Exact Sciences Corporation(a)	404,725
6,952	Lantheus Holdings, Inc.(a)	728,778
46,447	Quanterix Corporation(a)	685,558
7,509	Repligen Corporation(a),(b)	1,256,630
28,851	Stevanato Group SpA(b)	596,639
1,645	West Pharmaceutical Services, Inc.	503,650
		5,483,380
	OIL & GAS PRODUCERS - 0.8%
4,081	Cheniere Energy, Inc.	745,354

	OIL & GAS SERVICES & EQUIPMENT - 1.1%
34,131	Kodiak Gas Services, Inc.	984,679

	RENEWABLE ENERGY - 1.5%
71,502	Array Technologies, Inc.(a)	752,201
4,406	Enphase Energy, Inc.(a)	507,175
		1,259,376
	RETAIL - CONSUMER STAPLES - 1.7%
10,027	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	979,035
5,940	Sprouts Farmers Market, Inc.(a)	593,347
		1,572,382
	RETAIL - DISCRETIONARY - 2.1%
7,564	Boot Barn Holdings, Inc.(a),(b)	1,009,642
6,635	Freshpet, Inc.(a)	807,480
		1,817,122
	SEMICONDUCTORS - 7.8%
45,036	Aehr Test Systems(a),(b)	849,829
27,502	Allegro MicroSystems, Inc.(a)	661,148
9,136	Astera Labs, Inc.(a),(b)	400,522
6,787	Axcelis Technologies, Inc.(a)	857,537
20,570	FormFactor, Inc.(a),(b)	1,101,730
8,302	Lattice Semiconductor Corporation(a)	440,006
1,238	Monolithic Power Systems, Inc.(b)	1,068,505

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	SEMICONDUCTORS - 7.8% (Continued)
12,518	Power Integrations, Inc.	$914,315
4,609	SiTime Corporation(a),(b)	654,248
		6,947,840
	SOFTWARE - 16.5%
2,187	Appfolio, Inc., Class A(a)	484,377
11,265	BILL Holdings, Inc.(a)	562,799
16,971	Blackline, Inc.(a)	806,462
26,906	Calix, Inc.(a)	1,106,643
19,896	Confluent, Inc., Class A(a)	497,798
31,106	DoubleVerify Holdings, Inc.(a)	656,959
20,384	Dynatrace, Inc.(a)	895,265
13,135	Five9, Inc.(a)	585,164
16,478	Gitlab, Inc.(a)	844,168
28,103	JFrog Ltd.(a)	1,083,652
3,088	MongoDB, Inc.(a),(b)	779,288
43,847	Privia Health Group, Inc.(a),(b)	909,387
9,414	Procore Technologies, Inc.(a)	668,676
13,532	Q2 Holdings, Inc.(a)	913,004
20,196	Rapid7, Inc.(a)	794,511
21,640	Smartsheet, Inc., Class A(a)	1,037,854
17,617	Varonis Systems, Inc.(a)	971,225
25,460	Vertex, Inc., Class A(a)	1,009,489
		14,606,721
	TECHNOLOGY HARDWARE - 1.6%
10,031	Celestica, Inc.(a),(b)	526,026
3,920	Fabrinet(a)	864,595
		1,390,621
	TECHNOLOGY SERVICES - 5.6%
28,322	ExlService Holdings, Inc.(a)	998,634
5,077	Globant SA(a)	988,543
2,318	ICF International, Inc.	340,978
5,522	MAXIMUS, Inc.	512,939
2,307	MSCI, Inc.	1,247,532

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	TECHNOLOGY SERVICES - 5.6% (Continued)
12,125	Shift4 Payments, Inc.(a),(b)	$834,079
		4,922,705

	TOTAL COMMON STOCKS (Cost $68,133,678)	84,524,012

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.1%
	COLLATERAL FOR SECURITIES LOANED - 17.2%
15,210,517	Mount Vernon Liquid Assets Portfolio, LLC, 5.45% (Cost $15,210,517)(c),(d)	15,210,517

	MONEY MARKET FUND - 3.9%
3,440,989	Fidelity Government Portfolio, Institutional Class, 5.21% (Cost $3,440,989)(c)	3,440,989

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,651,506)	18,651,506

	TOTAL INVESTMENTS - 116.6% (Cost $86,785,184)	$103,175,518
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.6)%	(14,653,706)
	NET ASSETS - 100.0%	$88,521,812

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $15,140,914 at July 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 0.9%
	MIXED ALLOCATION - 0.9%
136,545	Vietnam Enterprise Investments Ltd.(a)	$1,000,638

	TOTAL CLOSED END FUNDS (Cost $861,698)	1,000,638

	COMMON STOCKS — 94.4%
	AEROSPACE & DEFENSE - 1.8%
527,125	Bharat Electronics Ltd.	1,994,775

	APPAREL & TEXTILE PRODUCTS - 1.2%
163,000	Shenzhou International Group Holdings Ltd.	1,379,870

	AUTOMOTIVE - 4.2%
32,300	BYD Company Ltd.	1,105,439
6,039	Hyundai Motor Company	1,107,307
18,336	Kia Corp	1,513,751
120,826	Sona Blw Precision Forgings Ltd.	981,654
		4,708,151
	BANKING - 17.9%
210,968	Axis Bank Ltd.	2,947,358
3,728,500	Bank Central Asia Tbk P.T.	2,356,109
161,240	Bank of the Philippine Islands	335,249
35,602	Bank Polska Kasa Opieki S.A.	1,442,314
7,207,700	Bank Rakyat Indonesia Persero Tbk P.T.	2,073,944
190,700	BDO Unibank, Inc.	448,856
139,500	China Merchants Bank Company Ltd., H Shares	578,202
370,346	FirstRand Ltd.	1,664,310
122,464	HDFC Bank Ltd.	2,366,754
221,148	Itau Unibanco Holding S.A. - ADR	1,331,311
44,447	KB Financial Group, Inc.	2,890,816
1,620,700	Public Bank Bhd	1,484,987
78,800	SCB X PCL	228,407
		20,148,617

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	BEVERAGES - 3.4%
30,000	Eastroc Beverage Group Company Ltd.	$969,502
19,800	Heineken Malaysia Bhd	99,151
143,797	Varun Beverages Ltd.	2,713,235
		3,781,888
	E-COMMERCE DISCRETIONARY - 2.7%
259,341	Alibaba Group Holding Ltd.	2,551,967
89,728	Honasa Consumer Ltd.(a)	499,789
		3,051,756
	ELECTRIC UTILITIES - 4.3%
57,780	ACEN Corporation	5,441
1,614,800	CGN Power Company Ltd.	1,046,756
271,600	China Yangtze Power Company Ltd., Class A	1,123,312
213,355	JSW Energy Ltd.	1,860,909
21,222	Metlen Energy & Metals S.A.	839,138
		4,875,556
	ELECTRICAL EQUIPMENT - 1.0%
336,028	NARI Technology Company Ltd.	1,117,591

	ENGINEERING & CONSTRUCTION - 1.4%
33,414	Larsen & Toubro Ltd.	1,526,076

	FOOD - 0.3%
1,876,400	Monde Nissin Corporation	295,125

	GAS & WATER UTILITIES - 1.2%
85,200	Cia de Saneamento Basico do Estado de Sao Paulo	1,326,472

	HEALTH CARE FACILITIES & SERVICES - 2.6%
268,037	Max Healthcare Institute Ltd.	2,960,227

	HOME & OFFICE PRODUCTS - 0.5%
65,000	Midea Group Company Ltd.	573,850

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	INSURANCE - 2.0%
201,800	AIA Group Ltd.	$1,349,808
706,000	PICC Property & Casualty Company Ltd., H Shares	925,790
4	Prudential PLC	36
		2,275,634
	INTERNET MEDIA & SERVICES - 7.0%
118,500	Tencent Holdings Ltd.	5,468,341
40,900	Trip.com Group Ltd. - ADR(a)(b)	1,739,477
250,535	Zomato Ltd.(a)	689,039
		7,896,857
	LEISURE FACILITIES & SERVICES - 3.9%
203,760	Jollibee Foods Corporation	804,602
113,116	Juniper Hotels Ltd.(a)	572,534
461,937	Lemon Tree Hotels Ltd.(a)	833,110
1,118,139	Minor International PCL	913,604
75,432	OPAP S.A.	1,315,874
		4,439,724
	MEDICAL EQUIPMENT & DEVICES - 0.7%
23,700	Shenzhen Mindray Bio-Medical Electronics Co.	844,792

	METALS & MINING - 1.1%
535,400	Zijin Mining Group Company Ltd.	1,236,152

	OIL & GAS PRODUCERS - 3.6%
376,189	Gazprom PJSC(a)(c)(d)	—
2,080,000	PetroChina Company Ltd., H Shares	1,806,215
67,400	Petroleo Brasileiro S.A. - ADR(b)	961,798
169,710	PTT Exploration & Production PCL	699,694
12,600	Vista Energy S.A.B. de C.V. - ADR(a)	567,756
		4,035,463
	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
808,300	Ayala Land, Inc.	409,484

	RETAIL - CONSUMER STAPLES - 1.0%
8,512	Magnit PJSC(a)(c)(d)	—

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	RETAIL - CONSUMER STAPLES - 1.0% (Continued)
336,037	Wal-Mart de Mexico S.A.B. de C.V.	$1,118,314
		1,118,314
	RETAIL - DISCRETIONARY - 1.3%
216	LPP S.A.	828,154
39,650	SM Investments Corporation	618,339
		1,446,493
	SEMICONDUCTORS - 16.2%
10,000	Alchip Technologies Ltd.	817,676
62,400	ASMPT Ltd.	652,425
9,000	eMemory Technology, Inc.	641,817
23,226	HPSP Company Ltd.	558,563
51,000	MediaTek, Inc.	1,949,935
9,430	SK Hynix, Inc.	1,360,717
421,608	Taiwan Semiconductor Manufacturing Company Ltd.	12,346,940
		18,328,073
	TECHNOLOGY HARDWARE - 9.0%
93,099	Accton Technology Corporation	1,465,058
75,000	Delta Electronics, Inc.	967,053
22,000	Lotes Company Ltd.	951,386
95,615	Samsung Electronics Company Ltd.	5,931,728
14,000	Wiwynn Corporation	890,845
		10,206,070
	TECHNOLOGY SERVICES - 1.3%
324,479	Shanghai Baosight Software Company Ltd.	1,444,951

	TELECOMMUNICATIONS - 2.9%
155,544	Bharti Airtel Ltd.	2,778,895
2,712,100	Telkom Indonesia Persero Tbk P.T.	481,681
		3,260,576
	TRANSPORTATION & LOGISTICS - 0.7%
101,876	Spring Airlines Company Ltd.(a)	764,611

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	TRANSPORTATION EQUIPMENT - 0.8%
16,031	Eicher Motors Ltd.	$952,079

	TOTAL COMMON STOCKS (Cost $83,913,134)	106,399,227

	PREFERRED STOCKS — 2.0%
	AUTOMOTIVE — 0.3%
3,206	Hyundai Motor Company	392,023

	TECHNOLOGY HARDWARE — 1.7%
39,071	Samsung Electronics Company Ltd.	1,871,370

	TOTAL PREFERRED STOCKS (Cost $2,191,551)	2,263,393

	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED - 0.2%
240,607	Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(e)(f)	240,607

	MONEY MARKET FUNDS - 4.0%
4,548,822	First American Government Obligations Fund, Class X, 5.22%(f)	4,548,822

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,789,429)	4,789,429

	TOTAL INVESTMENTS - 101.5% (Cost $91,755,812)	$114,452,687
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(1,664,209)
	NET ASSETS - 100.0%	$112,788,478

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

SA	- Société Anonyme

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $237,826 at July 31, 2024.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Illiquid security.

(e)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $240,607 at July 31, 2024.

(f)	Rate disclosed is the seven day effective yield as of July 31, 2024.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4%
	AEROSPACE & DEFENSE - 0.6%
5,586	Airbus S.E.	$845,769
2,185	Leonardo SpA	52,087
		897,856
	APPAREL & TEXTILE PRODUCTS - 0.2%
39,400	Huali Industrial Group Company Ltd.	317,723

	ASSET MANAGEMENT - 0.9%
3,358	Industrivarden A.B., C Shares	113,864
21,354	Investor A.B.	606,443
20,361	UBS Group A.G.(a)	616,331
		1,336,638
	AUTOMOTIVE - 2.0%
4,043	BYD Company Ltd.	138,368
19,225	Honda Motor Company Ltd. - ADR(a)	620,967
49,600	Honda Motor Company Ltd.	529,997
4,244	Hyundai Mobis Company Ltd.	690,818
1,761	Kia Corp	145,381
21,100	Mazda Motor Corporation	182,011
14,800	Nissan Motor Company Ltd.	46,981
3,300	Subaru Corporation	63,453
37,700	Sumitomo Electric Industries Ltd.	570,337
800	Toyota Industries Corporation	67,261
		3,055,574
	BANKING - 23.6%
63,426	ABN AMRO Bank N.V.	1,107,819
81,800	Agricultural Bank of China Ltd.	51,980
167,000	Agricultural Bank of China Ltd., H Shares	74,731
1,173,154	Akbank T.A.S.	2,192,481
27,239	Alpha Bank AE	50,286
30,481	Banco Bilbao Vizcaya Argentaria S.A.	319,651
209,983	Banco BPM SpA	1,454,643
20,100	Banco Bradesco S.A.	39,770
24,156	Banco de Sabadell S.A.	51,003

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	BANKING - 23.6% (Continued)
9,200	Banco do Brasil S.A.	$43,141
85,730	Banco Santander S.A.	413,799
43,107	Bancolombia S.A.	399,328
6,714	Bank Hapoalim BM	61,621
8,455	Bank Leumi Le-Israel BM	72,874
279,200	Bank of Beijing Company Ltd., Class A	206,104
87,600	Bank of Chengdu Company Ltd., Class A	177,060
4,404,000	Bank of China Ltd., H Shares	1,961,045
1,150,000	Bank of Communications Company Ltd., H Shares	835,575
229,387	Bank of Ireland Group PLC	2,599,203
376,800	Bank of Jiangsu Company Ltd.	401,404
51,559	Barclays plc - ADR	614,583
79,615	Barclays plc	238,039
31,712	BNK Financial Group, Inc.	221,829
25,416	BNP Paribas S.A.	1,742,290
20,483	CaixaBank S.A.	119,527
760,000	China CITIC Bank Corp Ltd., H Shares	454,806
1,240,000	China Construction Bank Corporation, H Shares	865,872
10,900	China Merchants Bank Company Ltd.	49,390
19,500	China Merchants Bank Company Ltd., H Shares	80,824
350,500	China Minsheng Banking Corp Ltd., H Shares	124,221
272,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	140,834
11,630	Commercial International Bank - Egypt (CIB)	19,166
5,825	Commerzbank A.G.	95,013
3,867	Danske Bank A/S	118,265
116,851	Deutsche Bank A.G.(a)	1,818,314
1,861	Erste Group Bank A.G.	96,855
6,555	FinecoBank Banca Fineco SpA	111,340
1	Haci Omer Sabanci Holding A/S	2
10,225	Hana Financial Group, Inc.	487,390
52,124	Industrial & Commercial Bank of China Ltd. - ADR	575,970
1,630,000	Industrial & Commercial Bank of China Ltd., H Shares	902,989
26,400	Industrial Bank Company Ltd.	61,254

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	BANKING - 23.6% (Continued)
131,750	ING Groep N.V.	$2,392,685
24,441	Intesa Sanpaolo SpA - ADR	597,338
110,337	Intesa Sanpaolo SpA	448,303
197,758	Itau Unibanco Holding S.A. - ADR	1,190,503
8,000	Japan Post Bank Company Ltd.	83,256
15,000	Kasikornbank PCL	55,559
12,641	KB Financial Group, Inc.	822,166
115,200	Krung Thai Bank PCL	58,657
354,766	Lloyds Banking Group plc	270,984
752,514	Lloyds Banking Group plc - ADR	2,280,118
17,123	Nordea Bank Abp	200,524
1,218	OTP Bank Nyrt	62,432
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	66,878
88,908	Quinenco S.A.	309,710
1,608	Royal Bank of Canada	179,668
191	Santander Bank Polska S.A.	25,170
775,890	Sberbank of Russia PJSC(b),(c),(d)	—
24,500	SCB X PCL	71,015
2,831	Shinhan Financial Group Company Ltd.	125,268
8,812	Skandinaviska Enskilda Banken A.B.	135,569
3,214	Societe Generale S.A.	83,407
8,239	Svenska Handelsbanken A.B., A Shares	83,191
4,659	Swedbank A.B., A Shares	99,101
422,851	Turkiye Garanti Bankasi A/S	1,580,513
1	Turkiye Is Bankasi A/S	0
21,414	UniCredit SpA	880,051
1,284,860,000	VTB Bank PJSC(b),(c),(d)	—
2,410,939	Yapi ve Kredi Bankasi A/S	2,198,281
		35,752,638
	BEVERAGES - 0.0%(e)
1,400	Suntory Beverage & Food Ltd.	50,287

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	BIOTECH & PHARMA - 5.8%
18,216	GSK plc - ADR(a)	$706,234
11,798	Novartis AG	1,317,090
11,909	Novo Nordisk A/S	1,577,895
24,300	Ono Pharmaceutical Company Ltd.	358,510
2,500	Otsuka Holdings Company Ltd.	127,431
12,755	Roche Holding A.G.	4,129,883
1,400	Shionogi & Company Ltd.	61,590
18,300	Takeda Pharmaceutical Company Ltd.	513,801
		8,792,434
	CHEMICALS - 0.1%
739	Brenntag S.E.	52,598
800	Nitto Denko Corporation	69,473
10,128	PhosAgro PJSC(b),(c),(d)	—
		122,071
	CONSTRUCTION MATERIALS - 0.2%
3,018	Holcim A.G.	282,056
0	Turkiye Sise ve Cam Fabrikalari A/S	0
		282,056
	CONTAINERS & PACKAGING - 0.1%
9,133	Brambles Ltd.	93,100

	E-COMMERCE DISCRETIONARY - 0.3%
3,365	PDD Holdings, Inc. - ADR(d)	433,715

	ELECTRIC UTILITIES - 1.4%
1,580	Brookfield Renewable Corporation	44,410
1,200	Chubu Electric Power Company, Inc.	15,131
12,042	E.ON S.E.	168,958
19,994	Engie S.A.	314,479
3,800	Kansai Electric Power Company, Inc. (The)	65,045
292,100	Tokyo Electric Power Company Holdings, Inc.(d)	1,463,177
		2,071,200

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	ELECTRICAL EQUIPMENT - 2.9%
52,803	ABB Ltd.	$2,933,316
9,800	Fuji Electric Company Ltd.	551,264
42,000	Goneo Group Company Ltd.	407,803
10,700	Mitsubishi Electric Corporation	178,295
50,000	Ningbo Sanxing Medical Electric Company Ltd.	203,956
1,433	Prysmian SpA	98,564
		4,373,198
	ENGINEERING & CONSTRUCTION - 0.5%
966,900	China State Construction Engineering Corp Ltd.	747,689
1	Enka Insaat ve Sanayi A/S	1
		747,690
	FOOD - 0.4%
13,100	JBS S/A(d)	78,107
1,097	Salmar ASA	63,125
741,000	WH Group Ltd.	481,681
		622,913
	GAS & WATER UTILITIES - 0.0%(e)
2,100	Tokyo Gas Company Ltd.	46,014

	HOME & OFFICE PRODUCTS - 1.4%
1	Arcelik A/S	5
4,889	Coway Company Ltd.	225,033
84,000	Gree Electric Appliances Inc of Zhuhai	465,689
71,500	Haier Smart Home Company Ltd.	270,324
17,400	Haier Smart Home Company Ltd., H Shares	56,888
48,000	Hisense Home Appliances Group Company Ltd., H Shares	155,180
103,200	Midea Group Company Ltd.	911,097
		2,084,216
	HOME CONSTRUCTION - 0.0%(e)
3,400	Sekisui Chemical Company Ltd.	51,303

	INDUSTRIAL INTERMEDIATE PROD - 0.0%(e)
10,000	Catcher Technology Company Ltd.	65,392

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.2%
13,200	Sumitomo Corporation	$328,014

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
39,679	Computershare Ltd.	715,590
7,100	Daiwa Securities Group, Inc.	58,623
2,600	Japan Exchange Group, Inc.	61,049
329,400	Nomura Holdings, Inc.	2,031,115
		2,866,377
	INSURANCE - 8.1%
8,060	Aegon Ltd.	52,187
7,759	Allianz S.E.	2,186,627
24,502	ASR Nederland N.V.	1,231,704
58,619	Aviva plc	377,562
11,000	BB Seguridade Participacoes S.A.	68,211
3,700	Dai-ichi Life Holdings, Inc.	112,823
12,290	Generali	318,275
7,097	Hyundai Marine & Fire Insurance Company Ltd.	187,894
14,300	Japan Post Holdings Company Ltd.	151,456
44,100	MS&AD Insurance Group Holdings, Inc.	1,039,721
748	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	368,608
27,490	NN Group N.V.	1,380,312
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	777,900
3,712	Samsung Fire & Marine Insurance Company Ltd.	1,015,546
84,600	Sompo Holdings, Inc.	1,929,197
1,655	Swiss Re A.G.	204,050
2,700	T&D Holdings, Inc.	50,618
10,200	Tokio Marine Holdings, Inc.	400,210
816	Zurich Insurance Group A.G.	448,648
		12,301,549
	INTERNET MEDIA & SERVICES - 0.1%
581	REA Group Ltd.	78,109

	MACHINERY - 1.8%
17,310	Atlas Copco A.B.	270,920

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	MACHINERY - 1.8% (Continued)
4,500	Disco Corporation	$1,504,906
1,800	Makita Corporation	59,337
7,000	Techtronic Industries Company Ltd.	89,647
137,400	Tian Di Science & Technology Company Ltd.	110,572
29,300	Yokogawa Electric Corporation	741,708
		2,777,090
	METALS & MINING - 4.6%
948,637	Aluminum Corp of China Ltd.	906,970
2,293	Antofagasta plc	59,699
26,862	Barrick Gold Corporation	497,216
17,000	China Shenhua Energy Company Ltd., H Shares	70,688
160	Cia de Minas Buenaventura S.A.A - ADR	2,480
51,825	Glencore PLC	287,527
242,700	Jiangxi Copper Company Ltd., Class A	722,872
233,396	Kinross Gold Corporation	2,114,567
378,500	MMC Norilsk Nickel PJSC(b),(c),(d)	—
34,739	Pingdingshan Tianan Coal Mining Company Ltd.	50,523
1,994	Rio Tinto plc	129,657
570,814	Shandong Nanshan Aluminum Company Ltd.	286,590
19,700	Sumitomo Metal Mining Company Ltd.	600,782
1,631,100	Tongling Nonferrous Metals Group Company Ltd.	713,504
264,000	Zijin Mining Group Company Ltd.	535,487
		6,978,562
	OIL & GAS PRODUCERS - 6.2%
1,918	Aker BP ASA	46,450
105,666	BP PLC	624,513
7,629	Cenovus Energy, Inc.	153,709
31,930	China Petroleum & Chemical Corporation	28,689
1,214,000	China Petroleum & Chemical Corporation, H Shares	778,031
17,700	ENEOS Holdings, Inc.	92,747
11,818	Eni SpA	189,188
36,183	Equinor ASA - ADR(a)	961,021
6,389	Equinor ASA	169,206
2,568	Galp Energia SGPS S.A.	54,025

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	OIL & GAS PRODUCERS - 6.2% (Continued)
87,530	Gazprom PJSC - ADR(b),(c),(d)	$—
247,390	Gazprom PJSC(b),(c),(d)	—
37,200	Inpex Corporation	574,470
24,250	LUKOIL PJSC(b),(c),(d)	—
1,231	OMV A.G.	51,533
2,149	ORLEN S.A.	35,043
1,636,200	PetroChina Company Ltd., Class A	2,029,846
1,184,100	PetroChina Company Ltd., H Shares	1,028,240
110,900	Petroleo Brasileiro S.A.	792,605
11,641	Petroleo Brasileiro S.A. - ADR	166,117
11,600	PTT Exploration & Production PCL	47,825
204,900	PTT PCL	184,406
9,462	Repsol S.A.	135,029
117,940	Rosneft Oil Company PJSC(b),(c),(d)	—
482	SK, Inc.	53,187
8,184	Suncor Energy, Inc.	326,802
6,830	Tatneft PJSC(b),(c),(d)	—
32,200	Thai Oil PCL	46,378
11,465	TotalEnergies S.E.	773,921
		9,342,981
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
1,256,700	CNOOC Energy Technology & Services Ltd.	672,142

	RETAIL - CONSUMER STAPLES - 0.1%
13,500	CK Hutchison Holdings Ltd.	70,525
878	Dollarama, Inc.	82,301
		152,826
	RETAIL - DISCRETIONARY - 0.3%
514	Canadian Tire Corp Ltd.	52,778
439	Pandora A/S	68,816
6,267	Wesfarmers Ltd.	302,434
		424,028

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	SEMICONDUCTORS - 7.5%
17,000	ASE Technology Holding Company Ltd.	$79,651
236	ASM International N.V.	162,461
2,077	ASML Holding N.V.	1,935,092
776	ASML Holding N.V. - ADR	726,880
400	Lasertec Corporation	70,979
29,000	MediaTek, Inc.	1,108,787
14,000	Realtek Semiconductor Corporation	221,713
300	SCREEN Holdings Company Ltd.	25,424
159,000	Taiwan Semiconductor Manufacturing Company Ltd.	4,656,371
1,998	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	331,268
10,000	Tokyo Electron Ltd.	2,092,643
		11,411,269
	SOFTWARE - 1.9%
520	Check Point Software Technologies Ltd.(d)	95,394
136	Constellation Software, Inc.	429,074
222	CyberArk Software Ltd.(a),(d)	56,916
3,652	Dassault Systemes S.E.	138,518
499	Descartes Systems Group, Inc. (The)(d)	50,746
324	Nice Ltd.(d)	58,489
1,442	Open Text Corporation	45,466
6,857	SAP S.E.	1,450,496
355	SAP S.E. - ADR(a)	75,118
6,916	Shopify, Inc., Class A(d)	423,541
369	Wix.com Ltd.(d)	57,536
814	Xero Ltd.(d)	74,163
		2,955,457
	SPECIALTY FINANCE - 0.6%
1,077	AerCap Holdings N.V.(a)	101,184
6,400	ORIX Corporation	154,826
20,481	Samsung Card Company Ltd.	632,572
		888,582
	TECHNOLOGY HARDWARE - 5.1%
184,000	Acer, Inc.	249,328
91,390	Anker Innovations Technology Company Ltd.	688,569

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	TECHNOLOGY HARDWARE - 5.1% (Continued)
3,000	Asustek Computer, Inc.	$42,235
72,899	Avary Holding Shenzhen Company Ltd.	377,335
10,100	Brother Industries Ltd.	207,232
13,700	Canon, Inc.	428,868
103,000	Chicony Electronics Company Ltd.	492,760
16,200	FUJIFILM Holdings Corporation	385,201
49,000	Hon Hai Precision Industry Company Ltd.	301,786
8,800	Kyocera Corporation	110,845
42,000	Lenovo Group Ltd.	54,399
538	LG Electronics, Inc.	41,218
9,002	Logitech International S.A.(a)	811,738
25,600	Panasonic Holdings Corporation	209,711
17,000	Pegatron Corporation	52,720
26,000	Quanta Computer Inc	222,380
43,965	Samsung Electronics Company Ltd.	2,727,485
14,277	Telefonaktiebolaget LM Ericsson, B Shares	98,199
66,000	Zhen Ding Technology Holding Ltd.	279,439
		7,781,448
	TECHNOLOGY SERVICES - 2.5%
1,131	CGI, Inc.(d)	128,951
11,851	Experian plc	559,049
2,800	Nomura Research Institute Ltd.	86,448
16,388	RELX plc - ADR(a)	774,005
16,019	RELX plc	753,963
2,114	Thomson Reuters Corporation	342,299
6,620	Wolters Kluwer N.V.	1,108,852
		3,753,567
	TELECOMMUNICATIONS - 2.9%
34,036	BT Group PLC	61,715
1,252,800	China United Network Communications Ltd.	816,045
96,561	Deutsche Telekom A.G.	2,527,164
14,639	Rogers Communications Inc, Class B	566,040
6,023	Tele2 A.B., B Shares	62,031

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	TELECOMMUNICATIONS - 2.9% (Continued)
17,189	Vodafone Group plc - ADR	$160,889
245,517	Vodafone Group plc	229,709
		4,423,593
	TOBACCO & CANNABIS - 0.5%
22,161	British American Tobacco plc - ADR(a)	789,818

	TRANSPORTATION & LOGISTICS - 4.1%
25	AP Moller - Maersk A/S - Series B	41,359
22	AP Moller - Maersk A/S - Series A	35,738
2,282	Canadian National Railway Company	264,149
349,792	COSCO SHIPPING Holdings Company Ltd., Class A	637,848
372,000	COSCO SHIPPING Ports Ltd.	221,136
152,700	Eastern Air Logistics Company Ltd.(d)	339,118
159,400	Kawasaki Kisen Kaisha Ltd.	2,449,404
17,500	Mitsui OSK Lines Ltd.	555,900
1,638,200	Nanjing Tanker Corporation(d)	757,782
8,500	Nippon Express Holdings Company Ltd.	420,621
7,300	Nippon Yusen KK	235,253
3,924	Poste Italiane SpA	53,150
9,243	Star Bulk Carriers Corporation	208,337
1	Turk Hava Yollari AO(d)	9
		6,219,804
	TRANSPORTATION EQUIPMENT - 1.8%
206,798	China CSSC Holdings Ltd.	1,175,008
4,100	Isuzu Motors Ltd.	55,466
7,161	Korea Shipbuilding & Offshore Engineering Company(d)	1,092,905
17,634	Wartsila OYJ Abp	364,601
		2,687,980
	WHOLESALE - CONSUMER STAPLES - 0.5%
38,800	Marubeni Corporation	730,266

	WHOLESALE - DISCRETIONARY - 0.9%
65,100	Toyota Tsusho Corporation	1,301,650

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)

	TOTAL COMMON STOCKS (Cost $127,058,709)	$140,061,130

	EXCHANGE-TRADED FUNDS — 0.6%
	EQUITY - 0.6%
11,099	iShares MSCI EAFE ETF(a)	891,916

	TOTAL EXCHANGE-TRADED FUNDS (Cost $875,897)	891,916

	PREFERRED STOCKS — 3.8%
	AUTOMOTIVE — 0.4%
4,098	Hyundai Motor Company	488,622
1,238	Volkswagen A.G.	138,240
		626,862
	BANKING — 0.7%
28,800	Banco Bradesco S.A.	63,247
44,474	Bancolombia S.A.	373,141
120,800	Itau Unibanco Holding S.A.	726,018
		1,162,406
	HOUSEHOLD PRODUCTS — 0.1%
941	Henkel A.G. & Company KGaA	80,539

	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
110,420	Mirae Asset Securities Company Ltd.	309,538

	INSURANCE — 0.4%
3,206	Samsung Fire & Marine Insurance Company Ltd.	667,045

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	PREFERRED STOCKS — 3.8% (Continued)
	OIL & GAS PRODUCERS — 1.4%
310,800	Petroleo Brasileiro S.A.	$2,047,636

	TECHNOLOGY HARDWARE — 0.6%
19,632	Samsung Electronics Company Ltd.	940,307

	TOTAL PREFERRED STOCKS (Cost $5,031,597)	5,834,333

		Expiration Date	Exercise Price
	WARRANT — 0.0%(e)
	SOFTWARE - 0.0% (e)
108	Constellation Software Inc (Canada)	04/02/2040	$0.00	—

	TOTAL WARRANT (Cost $0)			—

	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED - 4.5%
6,887,427	Mount Vernon Liquid Assets Portfolio, LLC, 5.45%(f),(g)			6,887,427

	MONEY MARKET FUNDS - 3.6%
5,456,611	Fidelity Government Portfolio, Institutional Class, 5.21%(g)			5,456,611

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,344,038)			12,344,038

	TOTAL INVESTMENTS - 104.9% (Cost $145,310,241)			$159,131,417
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%			(7,496,869)
	NET ASSETS - 100.0%			$151,634,548

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

SA	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $6,725,583 at July 31, 2024.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Illiquid security.

(d)	Non-income producing security.

(e)	Percentage rounds to less than 0.1%.

(f)	Security was purchased with cash received as collateral for securities on loan at July 31, 2024. Total collateral had a value of $6,887,427 at July 31, 2024.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2024.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 28.1%
	COMMODITY - 0.0%(a)
1,000	iShares GSCI Commodity Dynamic Roll Strategy ETF	$26,610

	EQUITY - 28.1%
83,200	Franklin FTSE Japan ETF	2,497,664
103,300	Franklin FTSE United Kingdom ETF	2,847,981
29,800	Invesco Nasdaq 100 ETF	5,774,048
60,800	SPDR EURO STOXX 50 ETF	3,058,848
12,843	SPDR S&P 500 ETF Trust	7,074,053
		21,252,594

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,296,164)	21,279,204

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 5.5%
	GOVERNMENT GUARANTEED — 3.6%
1,773,000	Kreditanstalt fuer Wiederaufbau	1.2500	01/31/25	1,739,379
1,000,000	Landwirtschaftliche Rentenbank	2.0000	01/13/25	985,581
				2,724,960
	SUPRANATIONAL — 1.9%
1,480,000	Asian Development Bank	4.1250	09/27/24	1,476,694

	TOTAL CORPORATE BONDS (Cost $4,198,819)			4,201,654

	NON U.S. GOVERNMENT & AGENCIES — 1.9%
	SUPRANATIONAL — 1.9%
1,500,000	International Bank for Reconstruction & Development	0.3750	07/28/25	1,436,238

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,441,119)			1,436,238

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 49.1%
	U.S. TREASURY NOTES — 49.1%
2,000,000	United States Treasury Note	1.2500	08/31/24	$1,992,873
2,000,000	United States Treasury Note	1.5000	09/30/24	1,987,128
2,500,000	United States Treasury Note	1.5000	10/31/24	2,476,597
2,500,000	United States Treasury Note	1.5000	11/30/24	2,469,225
3,000,000	United States Treasury Note	1.0000	12/15/24	2,954,284
1,500,000	United States Treasury Note	1.1250	01/15/25	1,473,257
2,750,000	United States Treasury Note	1.1250	02/28/25	2,689,051
2,500,000	United States Treasury Note	0.5000	03/31/25	2,428,087
2,250,000	United States Treasury Note	0.3750	04/30/25	2,175,416
2,500,000	United States Treasury Note	2.1250	05/15/25	2,447,004
2,500,000	United States Treasury Note	0.2500	05/31/25	2,406,230
1,500,000	United States Treasury Note	2.7500	06/30/25	1,472,732
1,500,000	United States Treasury Note	2.8750	07/31/25	1,472,486
1,500,000	United States Treasury Note	2.0000	08/15/25	1,458,991
2,000,000	United States Treasury Note	0.2500	09/30/25	1,900,313
1,500,000	United States Treasury Note	0.2500	10/31/25	1,420,840
1,500,000	United States Treasury Note	2.8750	11/30/25	1,466,602
1,500,000	United States Treasury Note	3.8750	01/15/26	1,485,703
1,000,000	United States Treasury Note	2.2500	03/31/26	964,883
				37,141,702

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $37,142,503)			37,141,702

Shares
	SHORT-TERM INVESTMENTS — 11.9%
	MONEY MARKET FUNDS - 11.9%
9,034,965	MSILF Government Portfolio, Institutional Class, 5.21% (Cost $9,034,965)(b)	9,034,965

	TOTAL INVESTMENTS - 96.5% (Cost $66,113,570)	$73,093,763
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	2,659,701
	NET ASSETS - 100.0%	$75,753,464

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

OPEN LONG FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
65	CBOT 10 Year US Treasury Note	09/20/2024	$7,267,813	$62,031
7	CME E-Mini NASDAQ 100 Index Future	09/23/2024	2,730,735	(76,755)
5	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	1,389,500	(3,283)
8	Eurex 10 Year Euro BUND Future	09/09/2024	1,158,462	6,754
99	Eurex EURO STOXX 50 Future	09/23/2024	5,250,698	(38,621)
27	Euro-BTP Italian Bond Futures	09/09/2024	3,477,986	17,026
52	FTSE 100 Index Future	09/23/2024	5,586,062	77,674
53	Long Gilt Future	09/27/2024	6,759,290	62,635
78	TSE TOPIX (Tokyo Price Index) Future	09/13/2024	14,564,499	111,880
	TOTAL LONG FUTURES CONTRACTS			$219,341

OPEN SHORT FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
1	French Government Bond Futures	09/09/2024	$136,297	$(2,012)

	TOTAL SHORT FUTURES CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell:
British Pound	08/15/2024	US Bank	2,100,000	$2,699,623	$(27,996)
Euro	08/15/2024	US Bank	2,750,000	2,979,722	15,088
Japanese Yen	08/15/2024	US Bank	360,000,000	2,408,280	(71,640)
				$8,087,625	$(84,548)

Total					$(84,548)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),(m)	$5,700

	TOTAL COMMON STOCKS (Cost $57,730)	5,700

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.3%
	ASSET MANAGEMENT — 1.2%
2,780,000	PennantPark Investment Corporation		4.0000	11/01/26	2,575,944

	AUTOMOTIVE — 3.7%
2,429,000	Ford Motor Credit Company, LLC		6.9500	06/10/26	2,492,395
2,065,000	Hyundai Capital America(c)		1.0000	09/17/24	2,052,560
3,070,000	IHO Verwaltungs GmbH(c)		4.7500	09/15/26	2,995,997
					7,540,952
	BANKING — 17.4%
2,500,000	ABN AMRO Bank N.V.(c),(d)	H15T1Y + 1.550%	6.5750	10/13/26	2,533,813
1,805,000	Bank of Nova Scotia (The)(d)	H15T5Y + 4.551%	4.9000	09/04/68	1,776,739
2,385,000	Barclays plc		3.6500	03/16/25	2,358,473
4,025,000	BPCE S.A.(c),(d)	SOFRRATE + 2.100%	5.9750	01/18/27	4,056,945
2,000,000	Credit Suisse A.G.		3.6250	09/09/24	1,995,546
1,210,000	Danske Bank A/S(c),(d)	H15T1Y + 2.100%	6.4660	01/09/26	1,214,678
3,545,000	HSBC Holdings plc(e)	SOFRRATE + 1.430%	6.7810	03/10/26	3,568,202
2,005,000	JPMorgan Chase & Company(e)	US0003M + 0.550%	6.1380	02/01/27	1,955,929
950,000	Mitsubishi UFJ Financial Group, Inc.(d)	H15T1Y + 1.080%	5.7190	02/20/26	951,667
3,550,000	NatWest Group plc(d)	H15T1Y + 2.850%	7.4720	11/10/26	3,641,474
1,280,000	Societe Generale S.A.(c)		7.3670	01/10/53	1,293,797
4,735,000	Synchrony Bank		5.4000	08/22/25	4,720,777
5,145,000	Wells Fargo & Company(e)	US0003M + 0.500%	6.0630	01/15/27	5,074,525
795,000	Wells Fargo & Company		5.9500	12/01/86	819,108
					35,961,673
	COMMERCIAL SUPPORT SERVICES — 1.0%
2,000,000	RR Donnelley & Sons Company(c)		9.5000	08/01/29	2,027,500

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.3% (Continued)
	CONSUMER SERVICES — 2.1%
2,300,000	Grand Canyon University		4.1250	10/01/24	$2,280,630
2,300,000	Grand Canyon University		5.1250	10/01/28	2,112,146
					4,392,776
	E-COMMERCE DISCRETIONARY — 2.0%
1,900,000	Rakuten Group, Inc.(c)		11.2500	02/15/27	2,054,671
2,010,000	Rakuten Group, Inc.(c)		9.7500	04/15/29	2,131,283
					4,185,954
	ELECTRIC UTILITIES — 3.1%
3,465,000	American Electric Power Company, Inc.		5.6990	08/15/25	3,475,657
3,030,000	NextEra Energy Capital Holdings, Inc.		5.7490	09/01/25	3,049,542
					6,525,199
	ENTERTAINMENT CONTENT — 0.8%
1,560,000	Paramount Global(f)		6.8750	04/30/36	1,517,774

	FOOD — 1.1%
2,170,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	2,192,223

	INSTITUTIONAL FINANCIAL SERVICES — 4.2%
3,515,000	Credit Suisse Group A.G.(c),(d)	SOFRRATE + 3.340%	6.3730	07/15/26	3,544,020
4,185,000	Credit Suisse Group A.G.(c)	USSW5 + 4.598%	7.5000	06/11/70	502,200
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,612,603
2,050,000	Goldman Sachs Group, Inc. (The)(e)	SOFRRATE + 0.490%	5.8360	10/21/24	2,051,027
					8,709,850
	INSURANCE — 3.1%
2,860,000	Athene Global Funding(c)		5.6840	02/23/26	2,878,591
2,285,000	Ohio National Financial Services, Inc.(c),(f)		6.8000	01/24/30	2,258,975
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,360,826
					6,498,392
	SPECIALTY FINANCE — 2.3%
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(d),(f)	H15T5Y + 2.720%	6.9500	03/10/55	2,027,804
2,900,000	Avolon Holdings Funding Ltd.(c)		4.2500	04/15/26	2,843,047
					4,870,851

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.3% (Continued)
	TELECOMMUNICATIONS — 0.3%
697,500	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	$696,929

	TRANSPORTATION & LOGISTICS — 1.0%
2,110,840	United Airlines 2020-1 Pass Through Trust Series 2020-1B Class B		4.8750	01/15/26	2,084,121

	TOTAL CORPORATE BONDS (Cost $93,050,553)				89,780,138

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.2%
	U.S. TREASURY BILLS — 57.2%
25,580,000	United States Treasury Bill(g)	—	08/20/24	25,508,764
25,685,000	United States Treasury Bill(g)	—	09/17/24	25,508,291
25,770,000	United States Treasury Bill(g)	—	10/10/24	25,511,099
25,140,000	United States Treasury Bill(f),(g)	—	11/14/24	24,766,690
2,980,000	United States Treasury Note	4.0000	07/31/29	2,980,466
2,925,000	United States Treasury Note	4.1250	07/31/31	2,943,053
4,360,000	United States Treasury Note	4.3750	05/15/34	4,454,353
7,130,000	United States Treasury Note (n),(o)	4.2500	02/15/54	6,984,058
				118,656,774

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $118,253,832)			118,656,774

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.3%
	COLLATERAL FOR SECURITIES LOANED - 12.1%

25,018,658	Mount Vernon Liquid Assets Portfolio, LLC, 5.45% (Cost $25,018,658)(h), (j)	25,018,658

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.3% (Continued)
	MONEY MARKET FUND - 0.2%
511,780	First American Government Obligations Fund, Class X, 5.22% (Cost $511,780)(h)	$511,780

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,530,438)	$25,530,438

	TOTAL INVESTMENTS - 112.8% (Cost $236,892,553)	$233,973,050
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.8)%	(26,552,661)
	NET ASSETS - 100.0%	$207,420,389

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
64	CBOT 10 Year US Treasury Note	09/20/2024	$7,156,000	$(179,003)
30	CBOT 5 Year US Treasury Note	10/01/2024	3,236,719	(56,250)
20	CBOT US Treasure Bond Futures	09/20/2024	2,415,625	(74,575)
90	Ultra 10-Year US Treasury Note Futures	09/20/2024	10,402,031	(277,037)
53	Ultra U.S. Treasury Bond Futures	09/20/2024	6,782,344	(235,602)
	TOTAL FUTURES CONTRACTS			$(822,467)

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread	Maturity Date	Notional Value	Fair Value(k)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciaton)
CDX.NA.HY SERIES 42	To Buy Quarterly	HSBC Securities	5.00%	330.52	6/20/2029	$17,000,000	(1,352,312)	(1,108,047)	$(244,265)
CDX.NA.IG SERIES 42	To Buy Quarterly	HSBC Securities	1.00%	51.81	6/20/2029	41,000,000	(966,516)	(350,519)	$(115,997)
DARDEN RESTAURANTS INC	To Buy Quarterly	Barclays	1.00%	33.00	6/20/2027	7,000,000	(136,543)	(13,441)	$(123,102)
VERIZON COMMUNICATIONS INC(j)	To Sell Quarterly	Barclays	1.00%	43.00	6/20/2027	(7,000,000)	117,501	2,419	$115,032
TOTAL							(2,337,370)	(1,969,533)	(368,232)

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Paid	Premium Paid	Maturity Date	Unrealized Depreciation
Markit IBoxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$13,999,993	US0001M	$0	09/20/2024	$(372,776)

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 34,451,532 or 16.6% of net assets.

(d)	Variable rate security; the rate shown represents the rate on July 31, 2024.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	All or a portion of these securities are on loan. Total loaned securities had a value of $24,538,255 at July 31, 2024.

(g)	Zero coupon bond.

(h)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(j)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(k)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(m)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities is $5,700.

(n)	All or portion of security held as collateral for Futures at 7/31/2024.

(o)	All or portion of security held as collateral for Swaps at 7/31/2024.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 3.2%
	EQUITY - 3.2%
2,468,782	Altaba, Inc.(a), (i)	$6,048,516

	TOTAL CLOSED END FUNDS (Cost $22,837,384)	6,048,516

Shares		Fair Value
	COMMON STOCKS — 81.6%
	ASSET MANAGEMENT - 0.0%(b)
469,792	Pershing Square Tontine Holdings Ltd.(a), (i)	—

	BIOTECH & PHARMA - 2.1%
69,839	Morphic Holding, Inc.(a)	3,957,078

	CABLE & SATELLITE - 6.2%
175,917	Liberty Broadband Corporation - Series C(a)	11,855,047

	CONTAINERS & PACKAGING - 4.9%
508,116	DS Smith plc	2,970,362
140,359	Smurfit WestRock plc	6,293,697
		9,264,059
	ELECTRIC UTILITIES - 4.7%
250,404	Avangrid, Inc.(c)	8,931,911

	ENTERTAINMENT CONTENT - 3.4%
235,340	Endeavor Group Holdings, Inc., Class A(c)	6,453,023

	HEALTH CARE FACILITIES & SERVICES - 4.2%
135,233	Catalent, Inc.(a)	8,024,726

	LEISURE FACILITIES & SERVICES - 1.0%
153,668	Everi Holdings, Inc.(a)	1,977,707

	METALS & MINING - 1.4%
81,102	Alcoa Corporation(a)	2,607,046

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 81.6% (Continued)
	OIL & GAS PRODUCERS - 11.5%
84,102	Columbia Pipeline Group, Inc.(a)	$—
93,403	Hess Corporation	14,329,888
270,209	Marathon Oil Corporation	7,579,362
		21,909,250
	OIL & GAS SERVICES & EQUIPMENT - 5.4%
169,509	ChampionX Corporation	5,807,378
277,502	Diamond Offshore Drilling, Inc.(a)	4,556,583
		10,363,961
	REAL ESTATE OWNERS & DEVELOPERS - 2.9%
50,512	McGrath RentCorporation(c)	5,547,733

	RENEWABLE ENERGY - 4.1%
356,423	Atlantica Sustainable Infrastructure plc	7,876,948

	RETAIL - CONSUMER STAPLES - 8.0%
766,487	Albertsons Companies, Inc., Class A	15,199,437

	SEMICONDUCTORS - 3.8%
188,903	Shinko Electric Industries Company Ltd.	7,179,406

	SOFTWARE - 8.1%
27,292	ANSYS, Inc.(a)	8,559,590
205,271	HashiCorp, Inc.(a)	6,927,896
		15,487,486
	STEEL - 5.9%
275,382	United States Steel Corporation(c)	11,315,446

	TECHNOLOGY HARDWARE - 1.4%
248,162	Vizio Holding Corporation, Class A(a),(c)	2,724,819

	TECHNOLOGY SERVICES - 2.6%
150,055	Nuvei Corporation(c)	4,966,821

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 81.6% (Continued)
	TELECOMMUNICATIONS - 0.0%(b)
205,893	NII Holdings, Inc. 144A(a),(d), (i)	$72,063

	TRANSPORTATION & LOGISTICS - 0.0%(b)
1,025	American Airlines Group, Inc.(a),(c)	10,906
101,283	American Airlines Group, Inc. Escrow Security(a)	—
		10,906

	TOTAL COMMON STOCKS (Cost $160,307,220)	155,724,873

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.6%
	ASSET MANAGEMENT - 0.0% (b)
117,448	Pershing Square Sparc Holdings Ltd	9/29/2034	$—	35,234

	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
532,221	Resolute Forest Products, Inc. - CVR(i)	12/20/2044	$20.50	1,064,442

	TOTAL RIGHT (Cost $815,949)			1,099,676

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.3%
	COLLATERAL FOR SECURITIES LOANED - 11.3%
21,560,241	Mount Vernon Liquid Assets Portfolio, LLC, 5.45% (Cost $21,560,241)(e),(g)	21,560,241

	MONEY MARKET FUND - 3.0%
5,680,711	Fidelity Government Portfolio, Institutional Class, 5.21% (Cost $5,680,711)(e),(h)	5,680,711

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,240,952)	27,240,952

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 99.7% (Cost $211,236,461)	$190,175,190

	CALL OPTIONS WRITTEN - (0.5)% (Premiums received - $667,608)	(876,060)
	TOTAL SECURITIES SOLD SHORT – (36.0)% (Proceeds received - $67,713,609)	(68,606,858)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 36.8%	70,356,088
	NET ASSETS - 100.0%	$191,048,360

Contracts(f)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.5)%
	CALL OPTIONS WRITTEN- (0.5)%
1,413	United States Steel Corporation	Morgan Stanley	01/17/2025	$40	$5,806,017	$876,060

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $667,608)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $667,608)					$876,060

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $20,978,824 at July 31, 2024.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $72,063 or 0.0% of net assets.

(e)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(g)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(h)	Security is held as collateral for foreign currency forwards.

(i)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 3.80% of net assets. The total value of these securities is $7,185,021.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — (36.0)%
	CABLE & SATELLITE - (6.8)%
(34,288)	Charter Communications, Inc., Class A	$(13,019,840)

	CONTAINERS & PACKAGING - (4.9)%
(65,294)	International Paper Company	(3,034,865)
(140,359)	Smurfit WestRock plc	(6,226,030)
		(9,260,895)
	INDUSTRIAL SUPPORT SERVICES - (1.2)%
(57,001)	WillScot Holdings Corporation	(2,337,041)

	METALS & MINING - (1.4)%
(81,101)	Alcoa Corporation	(2,679,577)

	OIL & GAS PRODUCERS - (12.1)%
(95,750)	Chevron Corporation	(15,365,002)
(68,906)	ConocoPhillips	(7,662,347)
		(23,027,349)
	OIL & GAS SERVICES & EQUIPMENT - (4.7)%
(64,271)	Noble Corp plc	(3,034,877)
(124,592)	Schlumberger N.V.	(6,016,547)
		(9,051,424)
	SOFTWARE - (2.8)%
(9,420)	Synopsys, Inc.	(5,259,374)

	TECHNOLOGY HARDWARE - (2.1)%
(105,369)	Juniper Networks, Inc.	(3,971,358)

	TOTAL SECURITIES SOLD SHORT - (Proceeds Received - $67,713,609)	$(68,606,858)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Sell:
Japanese Yen	08/13/2024	Morgan Stanley FX	1,118,305,760	$7,478,721	$(218,819)
Australian Dollar	09/27/2024	Morgan Stanley FX	10,114,233	6,623,061	113,188
				$14,101,782	$(105,631)

Total					$(105,631)

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 10.2%
4,766	Blackstone, Inc.	$677,487
434,202	FTAI Infrastructure, LLC	4,476,622
		5,154,109
	DATA CENTER REIT - 6.5%
4,131	Equinix, Inc.	3,264,481

	ELECTRICAL EQUIPMENT - 1.7%
4,990	GE Vernova, LLC(a)	889,418

	FOOD - 1.1%
154,904	Cadiz, Inc.(a),(b)	576,243

	GAMING REIT - 1.8%
29,099	VICI Properties, Inc.	909,635

	HEALTH CARE REIT - 3.7%
15,287	Ventas, Inc.	832,224
9,753	Welltower, Inc.	1,085,021
		1,917,245
	INDUSTRIAL REIT - 15.0%
25,894	Innovative Industrial Properties, Inc.(b)	3,180,042
22,668	Prologis, Inc.	2,857,301
30,962	Rexford Industrial Realty, Inc.	1,551,506
		7,588,849
	INFRASTRUCTURE REIT - 10.8%
17,986	American Tower Corporation, A	3,964,115
8,895	Crown Castle, Inc.	979,162
2,295	SBA Communications Corporation, A	503,844
		5,447,121
	LEISURE FACILITIES & SERVICES - 3.6%
11,117	Caesars Entertainment, Inc.(a)	444,124
18,903	MGM Resorts International(a)	812,262
6,801	Wynn Resorts Ltd.	563,259
		1,819,645

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OFFICE REIT - 1.9%
8,046	Alexandria Real Estate Equities, Inc.(b)	$943,715

	OIL & GAS PRODUCERS - 3.2%
83,077	New Fortress Energy, Inc.(b)	1,639,940

	REAL ESTATE INVESTMENT TRUSTS - 6.3%
4,500	AvalonBay Communities, Inc.	922,140
15,288	Digital Realty Trust, Inc.	2,285,403
		3,207,543
	REAL ESTATE SERVICES - 2.8%
12,386	CBRE Group, Inc., Class A(a),(b)	1,396,026

	RESIDENTIAL REIT - 6.8%
12,779	American Homes 4 Rent, Class A(b)	461,194
8,122	Equity LifeStyle Properties, Inc.	557,819
6,800	Equity Residential	473,484
33,851	Invitation Homes, Inc.	1,193,925
6,045	Sun Communities, Inc.	766,083
		3,452,505
	RETAIL REIT - 8.1%
78,782	Macerich Company (The)	1,261,300
18,478	Simon Property Group, Inc.	2,835,264
		4,096,564
	SELF-STORAGE REIT - 3.5%
6,416	Extra Space Storage, Inc.	1,024,122
2,579	Public Storage	763,178
		1,787,300
	SELF-STORAGE REITS - 0.8%
8,535	CubeSmart(b)	406,095

	SPECIALTY FINANCE - 1.3%
6,073	FTAI Aviation Ltd.	676,836

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY REITS - 6.5%
28,598	Americold Realty Trust, Inc.	$854,794
10,414	Iron Mountain, Inc.	1,068,060
68,859	NewLake Capital Partners, Inc.	1,376,491
		3,299,345
	TECHNOLOGY SERVICES - 0.8%
5,000	CoStar Group, Inc.(a)	390,100

	TELECOMMUNICATIONS - 2.0%
70,132	DigitalBridge Group, Inc.	990,965

	TRANSPORTATION & LOGISTICS - 1.3%
5,200	Kirby Corporation(a)	638,976

	TOTAL COMMON STOCKS (Cost $39,534,347)	50,492,656

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.0%
	COLLATERAL FOR SECURITIES LOANED - 14.5%
7,393,678	Mount Vernon Liquid Assets Portfolio, LLC , 5.45% (Cost $7,383,678)(c),(d)	7,383,678

	MONEY MARKET FUND - 0.5%
231,920	Fidelity Government Portfolio, Institutional Class, 5.21% (Cost $231,920)(c)	231,920

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,615,598)	7,615,598

	TOTAL INVESTMENTS - 114.7% (Cost $47,149,945)	$58,108,254
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.7)%	(7,450,421)
	NET ASSETS - 100.0%	$50,657,833

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,205,170 at July 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 83.8%
	U.S. TREASURY BILLS — 69.5%
27,000,000	United States Treasury Bill(a)	0.0000	08/01/24	$27,000,000
16,000,000	United States Treasury Bill(a)(b)	5.0840	10/15/24	15,828,275
28,000,000	United States Treasury Bill(a)	4.5579	07/10/25	26,780,514
				69,608,789

		Coupon Rate
		(%)	Maturity
	U.S. TREASURY NOTES — 14.3%
16,000,000	United States Treasury Note	1.2500	09/30/28	14,302,813

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $84,264,217)			83,911,602

Shares
SHORT-TERM INVESTMENTS — 5.3%
MONEY MARKET FUNDS - 5.3%
5,293,351	Fidelity Government Portfolio, Institutional Class, 5.21% (Cost $5,293,351)(c)	5,293,351

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FLEX OPTIONS PURCHASED - 37.5%
	CALL OPTIONS PURCHASED - 37.5%
50	S&P 500 INDEX	Societe Generale	02/28/2029	$4,510	$22,550,000	$9,190,534
215	S&P 500 INDEX	Societe Generale	06/11/2029	5,450	117,750,000	28,402,651

	TOTAL FLEX OPTIONS PURCHASED (Cost - $34,222,343)					37,593,185

	TOTAL INVESTMENTS - 126.6% (Cost $123,779,911)					$126,798,138
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.6)%					(26,655,926)
	NET ASSETS - 100.0%					$100,142,212

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
20	CBOT 10 Year US Treasury Note Future	09/20/2024	$2,236,250	$35,862
225	CBOT 2 Year US Treasury Note Future	10/01/2024	46,207,617	390,081
293	CBOT 5 Year US Treasury Note Future	10/01/2024	31,611,953	609,736
20	CBOT US Treasury Bond Futures	09/20/2024	2,415,625	23,750
16	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	4,446,400	43,866
18	Ultra U.S. Treasury Bond Futures	09/20/2024	2,303,438	7,250
	TOTAL FUTURES CONTRACTS			$1,110,545

(a)	Zero coupon bond.

(b)	A portion is held as collateral for futures.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.